     As filed with the Securities and Exchange Commission on April 11, 2019


                                                            File Nos. 333-200239
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 6                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 694                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 2005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts


     This registration statement incorporates herein by reference the Prospectus Supplement dated April 30, 2018 to the May 1, 2017 Prospectus included in Post-Effective Amendment No. 5 to the registration statement on Form N-4 (File Nos. 333-200239/811-03365 filed on April 26, 2018 pursuant to paragraph (b) of Rule 485.

     This registration statement incorporates herein by reference the Prospectus dated May 1, 2017 included in Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File Nos. 333-200239/811-03365) filed on April 13, 2017 pursuant to paragraph (b) of Rule 485.

THE VARIABLE ANNUITY CONTRACT
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY

AND

BRIGHTHOUSE SEPARATE ACCOUNT A

BRIGHTHOUSE GROWTH AND INCOME


SUPPLEMENT DATED APRIL 29, 2019

TO THE PROSPECTUS DATED MAY 1, 2017


This supplement updates certain information contained in your last prospectus dated May 1, 2017 for the Brighthouse Growth and Income annuity contract issued by Brighthouse Life Insurance Company (Brighthouse, the Company, or we or us). We no longer offer the contract to new purchasers. You should read and retain this supplement with your contract.

The contract has a single Investment Option.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 50% Portfolio



IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT OPTIONS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS ELECTRONICALLY BY VISITING FIDELITY'S WEBSITE AT FIDELITY.COM/MAILPREFERENCES.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY VISITING FIDELITY.COM/MAILPREFERENCES, OR BY CALLING TOLL-FREE (800) 634-9361. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT OPTIONS AVAILABLE UNDER YOUR CONTRACT.

To learn more about the Brighthouse Variable Annuity contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is listed in this supplement. For a free copy of the SAI, or for further information, call us at (800) 544-2442, or write the Annuity Service Center: P.O. Box 770001, Cincinnati, OH 45277-0050.


THE CONTRACTS:

ARE NOT BANK DEPOSITS
ARE NOT FDIC INSURED
ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY ANY BANK OR CREDIT UNION
MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:

Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050
(800) 634-9361

FEE TABLES AND EXAMPLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or exchange Contract Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.


Owner Transaction Expenses Table           2%
Surrender Charge (Note 1)
(as a percentage of amount withdrawn)
Exchange Fee (Note 2)                    $25
                                         $ 0   (First -12 -per -year)

Note 1. If any amount is withdrawn during the first five Contract Years, a surrender charge may be assessed. Surrender charges are calculated in accordance with the following. (See "Expenses--Surrender Charge.")


Number of Complete Years from           Surrender Charge
Contract Date                    (% of Amount Withdrawn)
------------------------------- ------------------------
   0                                       2
   1                                       2
   2                                       2
   3                                       2
   4                                       2
   5 and thereafter                        0

Note 2. Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available. There is no charge for the first 12 exchanges in a Contract Year; thereafter the fee is $25 per exchange. Brighthouse is currently waiving the exchange fee, but reserves the right to charge the fee in the future.


The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Option fees and expenses.


Variable Account Annual Expenses
---------------------------------------------------------------------------
(referred to as Variable Account Product Charge)
(as a percentage of average Contract Value in the Variable Account)
Mortality and Expense Charge
 Single Annuitant                                                   1.90%
 Joint Annuitants                                                   2.05%

The next table shows the total operating expenses charged by the Investment Option which you will pay during the Accumulation Phase. Your Contract Value will be allocated to a single Investment Option during the Accumulation Phase (see "Investment Options"). An Investment Option may impose a redemption fee in the future. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for that Investment Option and in the following tables.



Total Annual Portfolio Expenses (1)                                  0.68%
(expenses that are deducted from Investment Option assets,
including management fees, 12b-1/service fees, and other expenses)



Note 1. The total annual portfolio expenses of the Fidelity VIP FundsManager 50% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses). For contracts issued based on applications signed and dated prior to July 21, 2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the Fidelity VIP FundsManager 50% Portfolio. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio are 0.74%.



For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of the average daily net assets of an Investment Option)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for each Investment Option. Acquired Fund Fees and Expenses are expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.



                                                                    Distribution
                                                                          and/or
                                                       Management        Service      Other
Investment Option                                             Fee   (12b-1) Fees   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 50% Portfolio               0.25%          --           --
  Fidelity VIP FundsManager 60% Portfolio               0.25%          --           --
  Fidelity VIP Government Money Market Portfolio        0.18%          --          0.10%



                                                        Acquired       Total                   Net Total
                                                       Fund Fees      Annual       Fee Waiver     Annual
                                                             and   Operation   and/or Expense  Operating
Investment Option                                       Expenses    Expenses    Reimbursement   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 50% Portfolio              0.43%       0.68%          0.05%         0.63%
  Fidelity VIP FundsManager 60% Portfolio              0.49%       0.74%          0.05%         0.69%
  Fidelity VIP Government Money Market Portfolio         --        0.28%           --           0.28%


Notes:
-----


The information shown in the table above was provided by the Investment Options. Certain Investment Options and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue through at least April 30, 2020. These arrangements can be terminated with respect to these Investment Options only with the approval of the Investment Option's board of directors or trustees. Please see the Investment Options' prospectuses for additional information regarding these arrangements.


The Fidelity VIP FundsManager 50% Portfolio and the Fidelity VIP FundsManager 60% Portfolio are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Options invest in other funds, each will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

For contracts issued based on applications signed and dated prior to July 21,
------------------------------------------------------------      -----------
2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the
----
Fidelity VIP FundsManager 50% Portfolio.


EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, Variable Account Annual Expenses, and Investment Option fees and expenses.


The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the joint Annuitants Variable Account Product Charge of 2.05% and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.74% for the Fidelity VIP FundsManager 60% Portfolio and 0.68% for the Fidelity VIP FundsManager 50% Portfolio as the Investment Option fees and expenses. An example based on the Money Market Portfolio's fees and expenses is not presented, because you may not allocate Purchase Payment or Contract Value to the Money Market Portfolio (see "Purchase--Free Look" for more information). Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables below.


Fidelity VIP FundsManager 50% Portfolio (for contracts issued based on
---------------------------------------
applications signed and dated on and after July 21, 2012):

     (1) If you surrender your contract at the end of the applicable time period:



                                              TIME PERIODS
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
     Fidelity VIP FundsManager 50%
      Portfolio                    $479    $1,056    $1,658    $3,085

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:



                                              TIME PERIODS
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
     Fidelity VIP FundsManager 50%
      Portfolio                    $279      $856    $1,458    $3,085


Fidelity VIP FundsManager 60% Portfolio (for contracts issued based on
------------------------------
applications signed and dated prior to July 21, 2012):

     (1) If you surrender your contract at the end of the applicable time period:



                                              TIME PERIODS
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
     Fidelity VIP FundsManager 60%
      Portfolio                    $473    $1,038    $1,629    $3,027


     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:



                                              TIME PERIODS
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
     Fidelity VIP FundsManager 60%
      Portfolio                    $273      $838    $1,429    $3,027


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


CONDENSED FINANCIAL INFORMATION

Condensed financial information (Accumulation Unit value information) is located in "Appendix A--Accumulation Unit Values" at the end of this prospectus.

INVESTMENT OPTIONS

The contract offers two Investment Options, the Money Market Portfolio and either the Fidelity VIP FundsManager 50% Portfolio or the Fidelity VIP FundsManager 60% Portfolio, depending on the date it was issued, as described below. However, you may not choose to allocate the Purchase Payment or exchange Contract Value to the Money Market Portfolio (see "Money Market Portfolio" below for more information). Your Contract Value will be allocated to a single Investment Option. Additional Investment Options may be available in the future.

For contracts issued based on applications signed and dated prior to July 21,
-----------------------------------------------------------------------------
2012, the Fidelity VIP FundsManager 60% Portfolio was offered in place of the
----
Fidelity VIP FundsManager 50% Portfolio.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING US AT:
(800) 544-2442. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. Certain Investment Options described in the fund prospectuses may not be available with your contract. A summary of advisers, subadvisers, and investment objectives for each Investment Option is listed below.

The investment objectives and policies of certain of the Investment Options may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the Investment Options may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the Investment Options may conflict. The Investment Options will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE FROM AN INVESTMENT ADVISER OR ITS AFFILIATES. An investment adviser or subadviser of the Investment Options, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to certain other variable insurance products we offer, and, in our role as an intermediary, with respect to the Investment Options in those products. We and our affiliates may profit from these payments. The amount of the payments we receive may be significant and is based on a percentage of assets of the Investment Options attributable to those other variable insurance products we and our affiliates issue.

Additionally, an investment adviser or subadviser of the Investment Options, or its affiliates, may provide us with wholesaling services that assist in the distribution of certain other variable insurance products we or our affiliates offer and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of those variable insurance products.

SELECTION OF INVESTMENT OPTIONS. We select the Investment Options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider is the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB.

We review the Investment Options periodically and may remove an Investment Option or limit its availability to new Purchase Payments and/or exchanges of contract value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from contract owners. In some cases, we have included Investment Options based on recommendations made by selling firms. These selling firms may receive payments from the Investment Options they recommend and may benefit accordingly from the allocation of Contract Value to such Investment Options.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Contract Value of your contract resulting from the performance of the Investment Options.

INVESTMENT OPTION                      INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 50%          Seeks high total return.                  FMR Co., Inc.
 Portfolio
Fidelity VIP FundsManager 60%          Seeks high total return.                  FMR Co., Inc.
 Portfolio
Fidelity VIP Government Money Market   Seeks as high a level of current income   Fidelity Management & Research
 Portfolio                             as is consistent with preservation of     Company
                                       capital and liquidity.                    Subadviser: Fidelity Investments
                                                                                 Money Management, Inc.

MONEY MARKET PORTFOLIO

We may allocate Contract Value under certain circumstances (see "Purchase--Free Look") to the Money Market Portfolio. You may not choose to allocate or exchange Contract Value to the Money Market Portfolio.

FEDERAL INCOME TAX STATUS


INTRODUCTION

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any contract or of any transaction involving a contract.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

  (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

  (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).


DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the contract. The subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with funds under the subaccounts that require the funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.


OWNERSHIP TREATMENT

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

SEPARATE ACCOUNT CHARGES

It is conceivable that certain benefits or the charges for certain benefits such as the guaranteed withdrawal benefit, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 591/2.


NON-NATURAL OWNER

As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract as an agent for a natural person. We do not intend to offer the contracts to "non-natural" persons. However, we will offer the contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor Annuitant (i.e. the contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a contract will be owned by an individual.


DELAYED ANNUITY COMMENCEMENT DATES

On the contract date, the Annuity Date is automatically set to be the first day of the calendar month on or after the contract anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, if the contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the contract is not an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Owner's income.

The following discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the contract must satisfy certain requirements for distributions in the event of the death of the Owner of the contract. The contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.


QUALIFIED CONTRACTS

You may use the contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the contract's minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a qualified contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a contract must contain certain provisions:

  (1) the Owner of the contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the contract cannot be transferable;

  (2)   the Owner's interest in the contract cannot be forfeitable; and

  (3) annuity and payments following the death of an Owner must satisfy certain required minimum distributions.

Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.


CONTRACT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a contract may also be treated as a distribution. In the case of a qualified contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the contract as an IRA and inclusion of the value of the entire contract in income.

Additionally, a transfer of non-qualified contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).

The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXES ON SURRENDER OF THE CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For non-qualified contracts, the cost basis is generally the amount or your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For qualified contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service Form 8606 if any part of your Purchase Payment has been previously taxed.


TAXES ON PARTIAL WITHDRAWALS

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a non-qualified contract are generally treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event of your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under the qualified contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a qualified contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see "10% Penalty Tax on Early Withdrawals"). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a persons owns. For example, if a person purchases a contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts after October 21, 1988 from the same insurance company (or its predecessors or affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.

TAXES ON ANNUITY INCOME PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of Annuity Income payments under the contract generally is taxed on the portion of such income payments that exceed the cost basis in the contract. In the case of fixed income payments, like the annuity Income payments provided under the contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For qualified contracts, we report the cost basis as zero and each Annuity Payment is fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax is imposed on the lesser of

  1. the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

  2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualified widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)) but such income will increase "modified adjusted gross income" in item 2.


You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


10% PENALTY TAX ON EARLY WITHDRAWALS OR DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

  (1)   distributions made to persons on or after age 591/2;

  (2)   distributions made after death of the Owner;

  (3)   distributions to a recipient who has become disabled;

  (4) distributions in substantially equal installments made at least annually for the life (or life expectancy) of the taxpayer or the lives (or life expectancies) of the taxpayer and a designated second person;

  (5) in the case of qualified contracts, distributions received from the rollover of the contracts into another qualified contract or IRA;


  (6) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);



  (7) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);


  (8)   to pay IRS levies (and made after December 31, 1999);

  (9)   to pay deductible medical expenses; or

  (10)in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.

  Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10-percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 591/2.


OTHER TAX INFORMATION

In the case of a qualified contract, a 50% excise tax is imposed on the amount by which minimum required payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.


EXCHANGES OF CONTRACTS

We may issue the contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract of a contract, the IRS might treat the two as one annuity contract in certain circumstances. See "Aggregation of Contracts" above.

In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

Some of the ramifications of a partial exchange remain unclear. You should consult your tax advisor concerning potential tax consequences prior to any partial exchange or split of annuity contracts..


TRANSFER OF A CONTRACT TO OR FROM A REVOCABLE GRANTOR TRUST

A contract owned by a revocable grantor trust may be transferred to a grantor, and a contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


SPECIAL PROVISIONS RELATED TO DAMAGE FROM A DECLARED DISASTER. Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternative basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



TAX BENEFITS RELATED TO THE ASSETS OF THE VARIABLE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Variable Account or to contract Owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the company may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 770001, Cincinnati, OH 45277-0050. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.

Requests for service may be made:

  o  Through your registered representative

  o By telephone at (800) 634-9361, between the hours of 8:00AM and 8:00PM Eastern Time

  o  In writing to our Annuity Service Center.

A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); if we add additional Investment Options in the future, the names and allocations to and/or from the Investment Option affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to the Purchase Payment, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 15 days of receipt, we will consider these communications to be accurate and complete.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Options and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Variable Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Options invest.



FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Variable Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Company
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
 Total Return
 Historical Unit Values
 Reporting Agencies
Annuity Provisions
 Fixed Annuity
 Mortality and Expense Guarantee
 Legal or Regulatory Restrictions on Transactions
Tax Status of the Contracts
Financial Statements

APPENDIX A


ACCUMULATION UNIT VALUES


2.05% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                     NUMBER OF
                                   ACCUMULATION    ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                   BEGINNING OF       END OF       OUTSTANDING AT
                                      PERIOD          PERIOD       END OF PERIOD
                                 --------------- --------------- -----------------
FIDELITY
Fidelity VIP Funds Manager 50% Fund Investor Sub-Account
08/22/2012 to 12/31/2012........     11.124856       11.306894    22,149,822.4330
01/01/2013 to 12/31/2013........     11.306894       12.727803    87,080,669.0050
01/01/2014 to 12/31/2014........     12.727803       13.105051   148,388,716.9834
01/01/2015 to 12/31/2015........     13.105051       12.856961   180,720,520.1935
01/01/2016 to 12/31/2016........     12.856961       13.127790   179,875,149.6555
01/01/2017 to 12/31/2017........     13.127790       14.721982   168,521,440.6653
01/01/2018 to 12/31/2018........     14.721982       13.671211   146,007,736.3602
Fidelity VIP Funds Manager 60% Fund Investor Sub-Account
11/16/2009 to 12/31/2009........      8.890199        8.872894     2,048,394.0000
01/01/2010 to 12/31/2010........      8.872894        9.876860    59,032,173.5377
01/01/2011 to 12/31/2011........      9.876860        9.480974   137,842,011.2791
01/01/2012 to 12/31/2012........      9.480974       10.365262   178,181,696.5319
01/01/2013 to 12/31/2013........     10.365262       12.045468   172,564,523.3884
01/01/2014 to 12/31/2014........     12.045468       12.438851   166,302,049.8198
01/01/2015 to 12/31/2015........     12.438851       12.236507   156,679,357.4095
01/01/2016 to 12/31/2016........     12.236507       12.562276   135,074,076.2082
01/01/2017 to 12/31/2017........     12.562276       14.399012   105,304,326.7354
01/01/2018 to 12/31/2018........     14.399012       13.196941    89,740,556.2734


1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                     NUMBER OF
                                   ACCUMULATION    ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                   BEGINNING OF       END OF       OUTSTANDING AT
                                      PERIOD          PERIOD       END OF PERIOD
                                 --------------- --------------- -----------------
FIDELITY
Fidelity VIP Funds Manager 50% Fund Investor Sub-Account
08/22/2012 to 12/31/2012........     11.231566       11.421494    16,931,005.8007
01/01/2013 to 12/31/2013........     11.421494       12.876095    71,873,361.1546
01/01/2014 to 12/31/2014........     12.876095       13.277637   120,037,694.6375
01/01/2015 to 12/31/2015........     13.277637       13.045836   159,682,070.3686
01/01/2016 to 12/31/2016........     13.045836       13.340635   159,687,309.8494
01/01/2017 to 12/31/2017........     13.340635       14.983056   148,363,379.7074
01/01/2018 to 12/31/2018........     14.983056       13.934659   129,164,295.4457
Fidelity VIP Funds Manager 60% Fund Investor Sub-Account
11/16/2009 to 12/31/2009........      8.920124        8.904407     2,025,978.9900
01/01/2010 to 12/31/2010........      8.904407        9.926803    59,792,277.2399
01/01/2011 to 12/31/2011........      9.926803        9.543188   134,622,179.9628
01/01/2012 to 12/31/2012........      9.543188       10.449018   167,454,304.0728
01/01/2013 to 12/31/2013........     10.449018       12.161018   160,587,163.0855
01/01/2014 to 12/31/2014........     12.161018       12.577023   153,122,969.0660
01/01/2015 to 12/31/2015........     12.577023       12.391006   142,966,709.3182

                                                                     NUMBER OF
                                   ACCUMULATION    ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                   BEGINNING OF       END OF       OUTSTANDING AT
                                      PERIOD          PERIOD       END OF PERIOD
                                 --------------- --------------- -----------------
01/01/2016 to 12/31/2016........     12.391006       12.739979   115,915,631.6503
01/01/2017 to 12/31/2017........     12.739979       14.624542    86,497,299.2279
01/01/2018 to 12/31/2018........     14.624542       13.423883    71,695,890.3508

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT


                                   ISSUED BY


                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                 BRIGHTHOUSE GROWTH AND INCOME VARIABLE ANNUITY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, (AS SUPPLEMENTED), FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT:
ANNUITY SERVICE CENTER, P.O. BOX 770001, CINCINNATI, OH 45277-0050, OR CALL
(800) 544-2442.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


SAI-04-19BLICBGI

TABLE OF CONTENTS





                                                               PAGE
COMPANY....................................................     3
SERVICES...................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............     4
CUSTODIAN..................................................     4
DISTRIBUTION...............................................     4
UNDERWRITING COMMISSIONS...................................     4
CALCULATION OF PERFORMANCE INFORMATION.....................     7
   Total Return............................................     7
   Historical Unit Values..................................     8
   Reporting Agencies......................................     8
ANNUITY PROVISIONS.........................................     8
   Fixed Annuity...........................................     8
   Mortality And Expense Guarantee.........................     9
   Legal Or Regulatory Restrictions On Transactions........     9
TAX STATUS OF THE CONTRACTS................................     9
FINANCIAL STATEMENTS.......................................    10

COMPANY

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


METLIFE INSURANCE COMPANY USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called, MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006 . MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


o MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.



o MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
  (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



o MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.




SERVICES

BLIC maintains certain books and records of the Brighthouse Separate Account A (the "Separate Account") and provides certain issuance and other administrative services for the Contracts as well as other contracts and policies issued by BLIC.

Fidelity Investment Life Insurance ("Fidelity"), which has its principal office at One Spartan Way, Merrimack, NH 03054, provides recordkeeping services to BLIC in connection with our administration of the Brighthouse Growth and Income Variable Annuity Contracts. Fidelity is not affiliated with BLIC, the Separate Account or any of BLIC's affiliates, including the Contract's principal underwriter, Brighthouse Securities, LLC.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.


UNDERWRITING COMMISSIONS



                     UNDERWRITING
                   COMMISSIONS PAID             AMOUNT OF
                  TO THE DISTRIBUTOR    UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY     RETAINED BY THE DISTRIBUTOR
---------------- -------------------- ----------------------------
   2018..........$604,739,251         $0
   2017..........$568,161,672         $0

                     UNDERWRITING
                   COMMISSIONS PAID             AMOUNT OF
                  TO THE DISTRIBUTOR    UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY     RETAINED BY THE DISTRIBUTOR
---------------- -------------------- ----------------------------
   2016..........$568,161,672         $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $12,619,364.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $58,063,548. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $265 to $64,721,502.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.


American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation

FTB Advisors, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC

J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.

Reduction Or Elimination Of The Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE INFORMATION


Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charge, and/or LWG rider charge. For purposes of calculating performance information, the LWG rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

     P (1 + T)n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or LWG rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

Mortality And Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


Legal Or Regulatory Restrictions On Transactions

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the Account Value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended  For the years ended  For the years ended December 31,
  International Sub-Account   December 31, 2018   December 31, 2018    2018, 2017, 2016, and 2015
                                                  and 2017             (commenced November 19, 2014
                                                                       and began transactions in 2015)

-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended  For the years ended  For the years ended December 31,
  Income Sub-Account          December 31, 2018   December 31, 2018    2018, 2017, 2016, and the period
                                                  and 2017             from May 1, 2015
                                                                       (commencement of operations)
                                                                       through December 31, 2015

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                            STATEMENTS OF
   COMPRISING THE SEPARATE       STATEMENT OF          CHANGES IN
           ACCOUNT                OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the year ended  For the years ended
  Management Strategic         December 31, 2018   December 31, 2018
  Bond Opportunities Sub-                          and 2017
  Account
  BlackRock Global
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global        For the year ended  For the year ended December 31, 2018, and the period
  Multi-Alternatives Sub-      December 31, 2018   from April 28, 2017 (commencement of operations)
  Account                                          through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the years ended December 31,
  Management Strategic         2018, 2017, 2016, 2015, and the
  Bond Opportunities Sub-      period from November 19, 2014
  Account                      (commencement of operations)
  BlackRock Global             through December 31, 2014
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global
  Multi-Alternatives Sub-
  Account

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                  BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value...............  $        49,200,273   $       124,089,905   $       259,695,945   $        94,290,855
   Accrued dividends.......................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                     8                     8
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................           49,200,273           124,089,905           259,695,953            94,290,863
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees............................                   --                    23                    87                    47
   Due to Brighthouse Life Insurance
     Company...............................                    1                     3                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                    1                    26                    87                    47
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        49,200,272   $       124,088,837   $       259,624,410   $        94,290,816
   Net assets from contracts in payout.....                   --                 1,042                71,456                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                 BHFTI
                                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BALANCED
                                                  GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION       ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      639,631,329  $       348,946,013  $     2,720,841,237  $     2,963,267,781
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  41                   22                    1                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         639,631,370          348,946,035        2,720,841,238        2,963,267,782
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 116                   70                   73                   47
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 116                   70                   73                   47
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      639,481,162  $       348,851,657  $     2,720,435,784  $     2,962,696,861
   Net assets from contracts in payout....             150,092               94,308              405,381              570,874
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI               BHFTI AQR
                                              AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        GLOBAL RISK
                                              GROWTH ALLOCATION         GROWTH         MODERATE ALLOCATION        BALANCED
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,707,533,653  $       701,041,771  $     1,402,819,733   $     1,970,551,127
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................        1,707,533,655          701,041,772        1,402,819,733         1,970,551,127
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   34                   52                    63
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                     1
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   62                   34                   52                    64
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,706,831,534  $       701,030,258  $     1,401,835,256   $     1,969,911,668
   Net assets from contracts in payout....              702,059               11,480              984,425               639,395
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================


                                                    BHFTI                 BHFTI
                                              BLACKROCK GLOBAL          BLACKROCK
                                             TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     4,296,443,333   $       223,555,488
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    --
                                            --------------------  -------------------
       Total Assets.......................        4,296,443,335           223,555,488
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   52                    58
   Due to Brighthouse Life Insurance
     Company..............................                   --                     4
                                            --------------------  -------------------
       Total Liabilities..................                   52                    62
                                            --------------------  -------------------

NET ASSETS................................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     4,296,016,147   $       223,523,695
   Net assets from contracts in payout....              427,136                31,731
                                            --------------------  -------------------
       Total Net Assets...................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE             BHFTI                 BHFTI            BRIGHTHOUSE/
                                                  ASSET             BRIGHTHOUSE           BRIGHTHOUSE       ABERDEEN EMERGING
                                             ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE      MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        494,626,423  $     6,920,717,724  $        192,491,996  $       352,166,291
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     9                   --                    13                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           494,626,432        6,920,717,724           192,492,009          352,166,291
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    84                   47                   141                   92
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    7
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    84                   47                   141                   99
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        494,352,714  $     6,920,162,624  $        192,253,805  $       352,096,990
   Net assets from contracts in payout..               273,634              555,053               238,063               69,202
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================

                                                                                            BHFTI                 BHFTI
                                                 BHFTI                 BHFTI            BRIGHTHOUSE/          BRIGHTHOUSE/
                                             BRIGHTHOUSE/          BRIGHTHOUSE/         FRANKLIN LOW            TEMPLETON
                                                ARTISAN             EATON VANCE           DURATION            INTERNATIONAL
                                             INTERNATIONAL         FLOATING RATE        TOTAL RETURN              BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           292,317  $        74,905,402  $        137,799,807  $        32,416,620
   Accrued dividends....................                   --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................              292,317           74,905,403           137,799,807           32,416,620
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   37                   67                    61                   64
   Due to Brighthouse Life Insurance
     Company............................                    2                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   39                   67                    65                   66
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           292,278  $        74,896,022  $        137,704,860  $        32,416,554
   Net assets from contracts in payout..                   --                9,314                94,882                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                              BRIGHTHOUSE/
                                               WELLINGTON          BHFTI CLARION
                                                LARGE CAP             GLOBAL
                                                RESEARCH            REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         13,723,243  $       219,199,652
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     4                    5
                                          --------------------  -------------------
       Total Assets.....................            13,723,247          219,199,657
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    76                  104
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    76                  104
                                          --------------------  -------------------

NET ASSETS..............................  $         13,723,171  $       219,199,553
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         13,723,171  $       219,122,492
   Net assets from contracts in payout..                    --               77,061
                                          --------------------  -------------------
       Total Net Assets.................  $         13,723,171  $       219,199,553
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI          BHFTI FIDELITY
                                                CLEARBRIDGE     INSTITUTIONAL ASSET         BHFTI            BHFTI INVESCO
                                                AGGRESSIVE         MANAGEMENT(R)       HARRIS OAKMARK        BALANCED-RISK
                                                  GROWTH         GOVERNMENT INCOME      INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      367,812,682  $       513,955,497  $       506,604,208  $       895,562,905
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  19                   --                    8                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         367,812,701          513,955,497          506,604,216          895,562,905
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 110                  131                  109                   58
   Due to Brighthouse Life Insurance
     Company..............................                  --                    8                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 110                  139                  109                   59
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      367,629,200  $       513,888,372  $       506,330,959  $       895,497,321
   Net assets from contracts in payout....             183,391               66,986              273,148               65,525
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                     BHFTI INVESCO            BHFTI              JPMORGAN
                                                BHFTI INVESCO          SMALL CAP            JPMORGAN           GLOBAL ACTIVE
                                                  COMSTOCK              GROWTH              CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       594,306,964  $       277,369,889  $       313,000,102  $     1,135,038,400
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   15                   12                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          594,306,979          277,369,901          313,000,102        1,135,038,400
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  156                  118                   86                   83
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    7                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  156                  118                   93                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       594,157,164  $       277,126,706  $       312,948,091  $     1,135,008,126
   Net assets from contracts in payout....              149,659              243,077               51,918               30,191
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE           GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        18,754,486  $       138,105,194
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   18                    5
                                            -------------------  -------------------
       Total Assets.......................           18,754,504          138,105,199
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                   69
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  178                   69
                                            -------------------  -------------------

NET ASSETS................................  $        18,754,326  $       138,105,130
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,741,970  $       138,086,963
   Net assets from contracts in payout....               12,356               18,167
                                            -------------------  -------------------
       Total Net Assets...................  $        18,754,326  $       138,105,130
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI
                                                  METLIFE           BHFTI MFS(R)            BHFTI                BHFTI
                                                MULTI-INDEX           RESEARCH         MORGAN STANLEY         OPPENHEIMER
                                               TARGETED RISK        INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      878,288,178  $       217,709,318  $       222,695,942  $       49,943,043
   Accrued dividends......................                  --                   --                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                    6                  17
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         878,288,178          217,709,323          222,695,948          49,943,060
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 106                  149                   93                  72
   Due to Brighthouse Life Insurance
     Company..............................                   8                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 114                  149                   93                  72
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      878,286,501  $       217,579,960  $       222,633,274  $       49,942,988
   Net assets from contracts in payout....               1,563              129,214               62,581                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================

                                                   BHFTI                                                         BHFTI
                                                 PANAGORA               BHFTI               BHFTI              SCHRODERS
                                                  GLOBAL           PIMCO INFLATION          PIMCO               GLOBAL
                                             DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN          MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       117,135,813  $      557,952,714  $     1,331,823,949  $       867,708,363
   Accrued dividends......................                   --                  --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          117,135,813         557,952,714        1,331,823,949          867,708,363
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   84                  90                   68                   56
   Due to Brighthouse Life Insurance
     Company..............................                    2                   6                    7                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   86                  96                   75                   56
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       117,105,049  $      557,728,686  $     1,331,372,632  $       867,636,827
   Net assets from contracts in payout....               30,678             223,932              451,242               71,480
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================


                                                BHFTI SSGA
                                                GROWTH AND           BHFTI SSGA
                                                INCOME ETF           GROWTH ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $    1,115,176,805  $       392,931,084
   Accrued dividends......................                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   4                    5
                                            ------------------  -------------------
       Total Assets.......................       1,115,176,809          392,931,089
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  66                   65
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  66                   65
                                            ------------------  -------------------

NET ASSETS................................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $    1,114,827,630  $       392,489,817
   Net assets from contracts in payout....             349,113              441,207
                                            ------------------  -------------------
       Total Net Assets...................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                 CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       635,360,960  $       425,595,969  $           306,023  $       201,225,994
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   76                    4                   --                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          635,361,036          425,595,973              306,023          201,226,012
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  102                   42                   72                  111
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    5                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  102                   42                   77                  111
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       634,828,186  $       425,375,891  $           305,946  $       201,103,312
   Net assets from contracts in payout....              532,748              220,040                   --              122,589
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================

                                                    BHFTI           BHFTII BAILLIE                               BHFTII
                                                WELLS CAPITAL           GIFFORD             BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL         BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK            BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       111,542,566  $       196,377,814  $        74,443,423  $        26,500,851
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    9                    1                   34                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          111,542,575          196,377,815           74,443,457           26,500,869
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  102                  123                  210
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   98                  102                  123                  210
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       111,481,445  $       196,329,275  $        74,385,984  $        26,491,677
   Net assets from contracts in payout....               61,032               48,438               57,350                8,982
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================

                                                  BHFTII               BHFTII
                                                 BLACKROCK           BRIGHTHOUSE
                                                ULTRA-SHORT             ASSET
                                                 TERM BOND          ALLOCATION 20
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       290,964,274  $       104,881,181
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   86                   --
                                            -------------------  -------------------
       Total Assets.......................          290,964,360          104,881,181
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  234                   54
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  234                   56
                                            -------------------  -------------------

NET ASSETS................................  $       290,964,126  $       104,881,125
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       290,853,245  $       104,881,125
   Net assets from contracts in payout....              110,881                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       290,964,126  $       104,881,125
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE/
                                                  ASSET                ASSET                ASSET                ARTISAN
                                              ALLOCATION 40        ALLOCATION 60        ALLOCATION 80         MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,095,758,895  $      5,413,952,242  $     4,888,889,937  $       154,625,816
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                     3                   16                  216
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        3,095,758,896         5,413,952,245        4,888,889,953          154,626,032
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   43                    70                   16                   60
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   43                    70                   16                   60
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,091,743,896  $      5,410,216,031  $     4,886,284,824  $       154,399,935
   Net assets from contracts in payout..            4,014,957             3,736,144            2,605,113              226,037
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================

                                                 BHFTII               BHFTII
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                               DIMENSIONAL          WELLINGTON             BHFTII
                                              INTERNATIONAL         CORE EQUITY           FRONTIER               BHFTII
                                              SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        57,865,088  $        689,411,923  $        59,173,657  $       453,769,177
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    7                    43                   11                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           57,865,095           689,411,966           59,173,668          453,769,184
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  118                   155                   53                  119
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  118                   155                   53                  119
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,864,977  $        688,919,398  $        59,139,626  $       453,154,471
   Net assets from contracts in payout..                   --               492,413               33,989              614,594
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES
                                                SMALL CAP            SMALL CAP
                                                  CORE                GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,183,903  $           299,916
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    64                    1
                                          --------------------  -------------------
       Total Assets.....................            12,183,967              299,917
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   120                   44
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   120                   44
                                          --------------------  -------------------

NET ASSETS..............................  $         12,183,847  $           299,873
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,183,847  $           299,873
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         12,183,847  $           299,873
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                  BHFTII
                                                  METLIFE
                                                 AGGREGATE         BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                                BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $       294,247,445  $       136,815,808  $       104,406,803   $       134,269,599
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   16                    2                    12
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................          294,247,445          136,815,824          104,406,805           134,269,611
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   73                   77                   50                    63
   Due to Brighthouse Life Insurance
     Company..............................                    7                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   80                   77                   50                    63
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       294,231,461  $       136,815,747  $       104,406,755   $       134,269,548
   Net assets from contracts in payout....               15,904                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================



                                              BHFTII METLIFE           BHFTII               BHFTII          BHFTII NEUBERGER
                                                STOCK INDEX      MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       561,844,875  $        35,831,869  $       247,115,910  $       109,306,566
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   31                   58                   11                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          561,844,906           35,831,927          247,115,921          109,306,584
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   90                  137                  161                  131
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   90                  137                  161                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       561,649,487  $        35,808,807  $       247,000,336  $       109,088,972
   Net assets from contracts in payout....              195,329               22,983              115,424              217,481
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================


                                                   BHFTII               BHFTII
                                                T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       259,939,749  $        12,116,979
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   12                   10
                                            -------------------  -------------------
       Total Assets.......................          259,939,761           12,116,989
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   68                  113
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   68                  113
                                            -------------------  -------------------

NET ASSETS................................  $       259,939,693  $        12,116,876
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       259,868,396  $        12,116,876
   Net assets from contracts in payout....               71,297                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       259,939,693  $        12,116,876
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                  BHFTII WESTERN
                                             BHFTII VANECK       ASSET MANAGEMENT       BHFTII WESTERN
                                            GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                               RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $        59,956,304  $        937,918,163  $        226,871,574    $         6,984,075
   Accrued dividends....................                   --                    --                    --                     --
   Due from Brighthouse Life Insurance
     Company............................                    6                     9                    --                      3
                                          -------------------  --------------------  --------------------  ----------------------
        Total Assets....................           59,956,310           937,918,172           226,871,574              6,984,078
                                          -------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                   62                   252                   145                     72
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                     9                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                   62                   252                   154                     72
                                          -------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,956,248  $        937,549,771  $        226,738,229    $         6,984,006
   Net assets from contracts in payout..                   --               368,149               133,191                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================


                                                                     FEDERATED
                                             DWS CROCI(R)           HIGH INCOME            FEDERATED          FIDELITY(R) VIP
                                           INTERNATIONAL VIP           BOND                 KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,594,331  $              1,924  $             60,277  $        59,276,324
   Accrued dividends....................                   --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            9,594,331                 1,924                60,277           59,276,324
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                     8                    --                    8
   Due to Brighthouse Life Insurance
     Company............................                    3                     1                     1                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   11                     9                     1                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,594,320  $              1,915  $             60,276  $        59,276,315
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        516,822,770  $         3,905,061
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    16                   --
                                          --------------------  -------------------
        Total Assets....................           516,822,786            3,905,061
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    54                   --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                    54                    1
                                          --------------------  -------------------

NET ASSETS..............................  $        516,822,732  $         3,905,060
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,785,835  $         3,905,060
   Net assets from contracts in payout..                36,897                   --
                                          --------------------  -------------------
        Total Net Assets................  $        516,822,732  $         3,905,060
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                        FIDELITY(R) VIP
                                             FIDELITY(R) VIP      FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                            FUNDSMANAGER 50%     FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,795,963,058  $     2,146,738,124  $         17,486,567  $        160,226,250
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................         3,795,963,058        2,146,738,124            17,486,567           160,226,256
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                   --                    11                    --
   Due to Brighthouse Life Insurance
     Company............................                     5                    4                     4                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     5                    4                    15                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================


                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         55,902,970  $        336,722,705  $         3,608,968  $       218,572,362
   Accrued dividends....................                    --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    10                    10                   --                    4
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            55,902,980           336,722,715            3,608,968          218,572,366
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                    26                    1                   36
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    2                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     8                    26                    3                   36
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         55,902,972  $        336,681,375  $         3,608,965  $       218,500,152
   Net assets from contracts in payout..                    --                41,314                   --               72,178
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        105,943,409  $        104,045,297
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     4                     1
                                          --------------------  --------------------
        Total Assets....................           105,943,413           104,045,298
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                     4
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    29                     4
                                          --------------------  --------------------

NET ASSETS..............................  $        105,943,384  $        104,045,294
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        105,933,892  $        104,045,294
   Net assets from contracts in payout..                 9,492                    --
                                          --------------------  --------------------
        Total Net Assets................  $        105,943,384  $        104,045,294
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                               FOREIGN VIP         GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         58,848,769  $        196,643,951  $              2,269  $            110,134
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            58,848,771           196,643,951                 2,269               110,134
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    53                     3                    15                     7
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    53                     4                    31                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,814,296  $        196,624,261  $              2,238  $            110,127
   Net assets from contracts in payout..                34,422                19,686                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================


                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                            EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        560,935,809  $                952  $        217,298,683  $            269,361
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                     2                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           560,935,811                   954           217,298,686               269,361
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                    10                    24                    21
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                    10                    24                    22
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        560,889,831  $                944  $        217,272,064  $            269,339
   Net assets from contracts in payout..                45,945                    --                26,598                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        274,064,394  $        393,172,213
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    17                    11
                                          --------------------  --------------------
        Total Assets....................           274,064,411           393,172,224
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                    81
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   114                    81
                                          --------------------  --------------------

NET ASSETS..............................  $        274,064,297  $        393,172,143
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        274,039,188  $        393,106,968
   Net assets from contracts in payout..                25,109                65,175
                                          --------------------  --------------------
        Total Net Assets................  $        274,064,297  $        393,172,143
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $       193,406,544   $         2,215,581   $         5,902,457   $       104,196,843
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                     2                     5                     7                     8
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................           193,406,546             2,215,586             5,902,464           104,196,851
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    47                    52                    48                    54
   Due to Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    47                    52                    48                    54
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       193,315,062   $         2,212,616   $         5,902,416   $       104,183,900
   Net assets from contracts in payout....                91,437                 2,918                    --                12,897
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================

                                                                                                               LMPVIT WESTERN
                                                   LMPVET                                     LMPVET           ASSET VARIABLE
                                                 QS VARIABLE             LMPVET             QS VARIABLE          GLOBAL HIGH
                                             CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH        YIELD BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        33,045,056   $        71,918,097  $           547,305  $        80,253,068
   Accrued dividends......................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                     1                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................           33,045,057            71,918,098              547,305           80,253,068
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    4                    22                   11                   36
   Due to Brighthouse Life Insurance
     Company..............................                   --                    --                   --                    6
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    4                    22                   11                   42
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        33,045,053   $        71,829,880  $           547,294  $        80,237,073
   Net assets from contracts in payout....                   --                88,196                   --               15,953
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================



                                                 MFS(R) VIT           MFS(R) VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             2,655  $             7,949
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                2,655                7,949
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                    1
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                    7                    2
                                            -------------------  -------------------

NET ASSETS................................  $             2,648  $             7,947
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             2,648  $             7,947
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             2,648  $             7,947
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                   MORGAN STANLEY                              OPPENHEIMER
                                                MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN         VA GLOBAL
                                                 RESEARCH          INFRASTRUCTURE           GENESIS        MULTI-ALTERNATIVES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            19,276  $           462,129  $            5,094  $           228,850
   Accrued dividends......................                   --                   --                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................               19,276              462,129               5,094              228,850
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   --                   11                   3                   10
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   2                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    2                   11                   5                   10
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            19,274  $           462,118  $            5,089  $           228,840
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================

                                                                                                                PIMCO VIT
                                                OPPENHEIMER          OPPENHEIMER                                COMMODITY
                                               VA GOVERNMENT       VA MAIN STREET         OPPENHEIMER         REALRETURN(R)
                                                   MONEY              SMALL CAP         VA MAIN STREET          STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            3,078  $        88,702,364  $            13,008  $           375,098
   Accrued dividends......................                   1                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................               3,079           88,702,369               13,008              375,098
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   8                   18                    9                    9
   Due to Brighthouse Life Insurance
     Company..............................                   2                   --                    1                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  10                   18                   10                    9
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            3,069  $        88,685,369  $            12,998  $           375,089
   Net assets from contracts in payout....                  --               16,982                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================


                                                                      PIMCO VIT
                                                 PIMCO VIT        EMERGING MARKETS
                                               DYNAMIC BOND             BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $           546,934  $          827,047
   Accrued dividends......................                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................              546,934             827,047
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   --                  30
   Due to Brighthouse Life Insurance
     Company..............................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                    2                  32
                                            -------------------  ------------------

NET ASSETS................................  $           546,932  $          827,015
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           546,932  $          827,015
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $           546,932  $          827,015
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,851,007  $            211,129  $            179,933  $          7,200,179
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     8                     4                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            50,851,015               211,133               179,949             7,200,179
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    38                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    32                    38                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,850,983  $            211,095  $            179,949  $          7,200,178
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            445,246  $            167,483
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   499                    --
                                          --------------------  --------------------
        Total Assets....................               445,745               167,483
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    38
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            445,745  $            167,444
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            445,745  $            164,625
   Net assets from contracts in payout..                    --                 2,819
                                          --------------------  --------------------
        Total Net Assets................  $            445,745  $            167,444
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL
                                                   GROWTH                 BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         3,053,902  $          1,979,635  $            90,386
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              783,531            1,445,540             3,660,677            1,311,333
      Administrative charges...............                   --              322,183               757,454              246,040
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              783,531            1,767,723             4,418,131            1,557,373
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (783,531)            1,286,179           (2,438,496)          (1,466,987)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,168,586              181,089            20,894,933            5,181,209
      Realized gains (losses) on sale of
        investments........................              337,950            (533,033)             8,789,205            3,179,077
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            2,506,536            (351,944)            29,684,138            8,360,286
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,172,784)          (3,825,721)          (56,558,465)         (19,185,609)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,333,752          (4,177,665)          (26,874,327)         (10,825,323)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           550,221  $       (2,891,486)  $       (29,312,823)  $      (12,292,310)
                                             ===================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                                                                               AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL          BALANCED
                                                    GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,136,175  $         5,405,121  $        50,597,992  $        47,748,548
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             9,316,153            4,977,640           34,927,665           41,900,314
      Administrative charges...............             1,834,660              899,379            7,630,331            8,218,562
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            11,150,813            5,877,019           42,557,996           50,118,876
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (8,014,638)            (471,898)            8,039,996          (2,370,328)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            76,347,840           27,096,811           12,273,770          173,853,689
      Realized gains (losses) on sale of
        investments........................            39,327,919           13,546,937           51,890,771           38,466,047
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           115,675,759           40,643,748           64,164,541          212,319,736
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (108,258,017)         (49,812,895)        (326,527,157)        (388,736,388)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,417,742          (9,169,147)        (262,362,616)        (176,416,652)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (596,896)  $       (9,641,045)  $     (254,322,620)  $     (178,786,980)
                                             ====================  ===================  ===================  ===================


                                                     BHFTI               BHFTI
                                               AMERICAN FUNDS(R)   AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION        GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,354,851  $         2,973,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           25,619,045            9,692,086
      Administrative charges...............            4,863,489            1,901,000
                                             -------------------  -------------------
        Total expenses.....................           30,482,534           11,593,086
                                             -------------------  -------------------
          Net investment income (loss).....          (7,127,683)          (8,619,346)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          111,769,642          106,548,475
      Realized gains (losses) on sale of
        investments........................           25,872,062           14,547,738
                                             -------------------  -------------------
          Net realized gains (losses)......          137,641,704          121,096,213
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (262,020,895)        (124,294,726)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (124,379,191)          (3,198,513)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (131,506,874)  $      (11,817,859)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    BHFTI               BHFTI AQR              BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)        GLOBAL RISK       BLACKROCK GLOBAL          BLACKROCK
                                             MODERATE ALLOCATION        BALANCED        TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        26,615,399  $          8,475,156  $        69,096,914  $         11,422,310
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           19,545,171            25,386,946           55,597,573             3,015,564
      Administrative charges...............            3,868,766             5,542,445           12,143,000               579,278
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           23,413,937            30,929,391           67,740,573             3,594,842
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            3,201,462          (22,454,235)            1,356,341             7,827,468
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           74,282,525           205,098,771          345,942,167                    --
      Realized gains (losses) on sale of
        investments........................           11,611,583          (51,012,888)           13,800,972           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           85,894,108           154,085,883          359,743,139           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (161,087,562)         (301,513,104)        (767,714,106)          (16,824,328)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (75,193,454)         (147,427,221)        (407,970,967)          (18,118,766)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (71,991,992)  $      (169,881,456)  $     (406,614,626)  $       (10,291,298)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                                                            BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI             BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,008,386  $       127,665,889  $          2,513,735  $        10,089,302
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,984,160           88,018,744             3,275,107            4,989,688
      Administrative charges...............             1,473,376           19,202,958               591,037              972,822
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,457,536          107,221,702             3,866,144            5,962,510
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (3,449,150)           20,444,187           (1,352,409)            4,126,792
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            21,270,563          655,916,070            13,136,861                   --
      Realized gains (losses) on sale of
        investments........................            13,240,683           30,178,651             5,309,718            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            34,511,246          686,094,721            18,446,579            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (94,794,873)      (1,370,558,908)          (54,706,228)         (71,732,414)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (60,283,627)        (684,464,187)          (36,259,649)         (68,084,630)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (63,732,777)  $     (664,020,000)  $       (37,612,058)  $      (63,957,838)
                                             ====================  ===================  ====================  ===================

                                                    BHFTI                 BHFTI
                                                BRIGHTHOUSE/          BRIGHTHOUSE/
                                                   ARTISAN             EATON VANCE
                                                INTERNATIONAL         FLOATING RATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,154  $         2,375,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,953              909,550
      Administrative charges...............                  771              171,941
                                             -------------------  -------------------
        Total expenses.....................                3,724            1,081,491
                                             -------------------  -------------------
           Net investment income (loss)....                  430            1,294,171
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                2,098             (25,963)
                                             -------------------  -------------------
           Net realized gains (losses).....                2,098             (25,963)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (42,515)          (2,516,203)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (40,417)          (2,542,166)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,987)  $       (1,247,995)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                 FRANKLIN LOW           TEMPLETON            WELLINGTON          BHFTI CLARION
                                                   DURATION           INTERNATIONAL           LARGE CAP             GLOBAL
                                                 TOTAL RETURN             BOND                RESEARCH            REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          2,608,019  $                --  $            139,925  $        14,759,846
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,916,133              453,223               227,839            3,147,128
      Administrative charges...............               366,115               90,246                39,734              622,017
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,282,248              543,469               267,573            3,769,145
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               325,771            (543,469)             (127,648)           10,990,701
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             1,850,415                   --
      Realized gains (losses) on sale of
        investments........................             (883,368)            (785,527)               579,816              153,417
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (883,368)            (785,527)             2,430,231              153,417
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,087,840)            1,155,692           (3,419,013)         (36,679,711)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,971,208)              370,165             (988,782)         (36,526,294)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,645,437)  $         (173,304)  $        (1,116,430)  $      (25,535,593)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTI FIDELITY
                                                    BHFTI             INSTITUTIONAL
                                                 CLEARBRIDGE       ASSET MANAGEMENT(R)         BHFTI             BHFTI INVESCO
                                                 AGGRESSIVE            GOVERNMENT         HARRIS OAKMARK         BALANCED-RISK
                                                   GROWTH                INCOME            INTERNATIONAL          ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,604,986  $        14,831,292   $        10,437,626  $        11,545,498
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,042,533            6,018,692             8,139,193           11,099,180
      Administrative charges...............            1,125,099            1,331,899             1,529,740            2,455,966
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            7,167,632            7,350,591             9,668,933           13,555,146
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (4,562,646)            7,480,701               768,693          (2,009,648)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           21,026,071                   --            25,106,042           77,491,815
      Realized gains (losses) on sale of
        investments........................           37,250,879          (4,246,293)             4,683,027          (6,636,953)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           58,276,950          (4,246,293)            29,789,069           70,854,862
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (83,760,460)         (12,308,508)         (196,507,060)        (145,711,399)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,483,510)         (16,554,801)         (166,717,991)         (74,856,537)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (30,046,156)  $       (9,074,100)   $     (165,949,298)  $      (76,866,185)
                                             ===================  ====================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,517,747  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,660,804            4,302,889
      Administrative charges...............             1,802,984              819,460
                                             --------------------  -------------------
        Total expenses.....................            10,463,788            5,122,349
                                             --------------------  -------------------
           Net investment income (loss)....           (5,946,041)          (5,122,349)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            54,080,085           42,945,866
      Realized gains (losses) on sale of
        investments........................            24,002,948            2,122,656
                                             --------------------  -------------------
           Net realized gains (losses).....            78,083,033           45,068,522
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (162,972,006)         (70,770,383)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (84,888,973)         (25,701,861)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (90,835,014)  $      (30,824,210)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                          BHFTI                BHFTI
                                                     BHFTI              JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,158,373  $        19,738,377  $           307,961  $         2,804,999
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,297,813           13,593,554              347,585            1,989,091
      Administrative charges...............              833,400            3,032,482               58,674              381,936
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,131,213           16,626,036              406,259            2,371,027
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            4,027,160            3,112,341             (98,298)              433,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           66,316,770            1,377,403            9,660,745
      Realized gains (losses) on sale of
        investments........................          (2,143,941)            2,451,997              520,617            5,392,294
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (2,143,941)           68,768,767            1,898,020           15,053,039
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,403,285)        (176,576,936)          (5,084,957)         (25,413,434)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,547,226)        (107,808,169)          (3,186,937)         (10,360,395)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,520,066)  $     (104,695,828)  $       (3,285,235)  $       (9,926,423)
                                             ===================  ===================  ===================  ===================

                                                    BHFTI
                                                   METLIFE          BHFTI MFS(R)             BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       16,609,507  $        5,089,120  $                --  $           609,684
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          10,171,770           3,451,615            3,055,898              732,242
      Administrative charges...............           2,319,888             624,134              629,196              153,687
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................          12,491,658           4,075,749            3,685,094              885,929
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           4,117,849           1,013,371          (3,685,094)            (276,245)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          61,462,495                  --           48,467,957            5,773,241
      Realized gains (losses) on sale of
        investments........................           2,787,968           3,869,459           24,492,454            3,008,655
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          64,250,463           3,869,459           72,960,411            8,781,896
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (149,317,791)        (44,456,699)         (44,253,416)         (16,700,241)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (85,067,328)        (40,587,240)           28,706,995          (7,918,345)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (80,949,479)  $     (39,573,869)  $        25,021,901  $       (8,194,590)
                                             ==================  ==================  ===================  ===================

                                                     BHFTI
                                                   PANAGORA               BHFTI
                                                    GLOBAL           PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,604,366
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,569,307            8,075,366
      Administrative charges...............              340,455            1,520,639
                                             -------------------  -------------------
        Total expenses.....................            1,909,762            9,596,005
                                             -------------------  -------------------
          Net investment income (loss).....          (1,909,762)                8,361
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,155,434                   --
      Realized gains (losses) on sale of
        investments........................              192,602          (8,730,078)
                                             -------------------  -------------------
          Net realized gains (losses)......           10,348,036          (8,730,078)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,920,173)         (15,750,336)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,572,137)         (24,480,414)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,481,899)  $      (24,472,053)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        BHFTI
                                                    BHFTI             SCHRODERS          BHFTI SSGA
                                                    PIMCO              GLOBAL            GROWTH AND          BHFTI SSGA
                                                TOTAL RETURN         MULTI-ASSET         INCOME ETF          GROWTH ETF
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       19,299,299  $       14,805,940  $       29,275,963  $        9,298,310
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          18,688,910          10,018,878          15,816,334           5,948,202
      Administrative charges...............           3,487,095           2,185,680           3,169,675           1,154,938
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................          22,176,005          12,204,558          18,986,009           7,103,140
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....         (2,876,706)           2,601,382          10,289,954           2,195,170
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          49,747,957          55,899,748          26,273,131
      Realized gains (losses) on sale of
        investments........................         (9,864,205)           3,794,040          12,644,175           9,537,970
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......         (9,864,205)          53,541,997          68,543,923          35,811,101
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (14,647,929)       (146,584,465)       (175,633,547)        (82,579,909)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (24,512,134)        (93,042,468)       (107,089,624)        (46,768,808)
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (27,388,840)  $     (90,441,086)  $     (96,799,670)  $     (44,573,638)
                                             ==================  ==================  ==================  ==================


                                                 BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                  PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                   CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,612,551  $                --  $             7,477  $         1,416,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,784,169            6,555,409                3,609            3,165,699
      Administrative charges...............            1,437,604            1,238,273                  753              620,229
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,221,773            7,793,682                4,362            3,785,928
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,390,778          (7,793,682)                3,115          (2,369,206)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,876,949           70,252,702                   --           45,235,688
      Realized gains (losses) on sale of
        investments........................           13,983,911           10,808,523              (1,609)            3,911,288
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           83,860,860           81,061,225              (1,609)           49,146,976
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (160,474,054)         (86,334,850)              (6,630)         (71,450,699)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (76,613,194)          (5,273,625)              (8,239)         (22,303,723)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (74,222,416)  $      (13,067,307)  $           (5,124)  $      (24,672,929)
                                             ===================  ===================  ===================  ===================

                                                     BHFTI           BHFTII BAILLIE
                                                 WELLS CAPITAL           GIFFORD
                                                  MANAGEMENT          INTERNATIONAL
                                                 MID CAP VALUE            STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,182,078  $         2,128,134
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,682,260            3,011,515
      Administrative charges...............              314,533              584,497
                                             -------------------  -------------------
        Total expenses.....................            1,996,793            3,596,012
                                             -------------------  -------------------
          Net investment income (loss).....            (814,715)          (1,467,878)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,559,895                   --
      Realized gains (losses) on sale of
        investments........................          (1,718,052)            7,060,425
                                             -------------------  -------------------
          Net realized gains (losses)......            8,841,843            7,060,425
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (27,509,855)         (49,728,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (18,668,012)         (42,667,588)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,482,727)  $      (44,135,466)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                         BHFTII                BHFTII               BHFTII
                                                    BHFTII              BLACKROCK             BLACKROCK           BRIGHTHOUSE
                                                   BLACKROCK             CAPITAL             ULTRA-SHORT             ASSET
                                                  BOND INCOME         APPRECIATION            TERM BOND          ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,271,051  $            19,218  $         2,135,251  $          2,152,368
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               949,151              282,927            3,719,387             1,304,547
      Administrative charges...............               163,857               47,169              703,021               250,701
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,113,008              330,096            4,422,408             1,555,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,158,043            (310,878)          (2,287,157)               597,120
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,429,865               16,580             1,269,345
      Realized gains (losses) on sale of
        investments........................             (316,573)              995,468              642,886             (632,429)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (316,573)            3,425,333              659,466               636,916
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,334,812)          (4,328,210)            1,557,185           (5,440,948)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,651,385)            (902,877)            2,216,651           (4,804,032)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,493,342)  $       (1,213,755)  $          (70,506)  $        (4,206,912)
                                             ====================  ===================  ===================  ====================


                                                    BHFTII               BHFTII                BHFTII              BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/
                                                     ASSET                ASSET                 ASSET              ARTISAN
                                                 ALLOCATION 40        ALLOCATION 60         ALLOCATION 80       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         69,494,899  $       101,464,844  $        74,668,696  $           752,626
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            46,327,201           82,131,942           77,972,242            2,603,810
      Administrative charges...............             8,758,815           15,542,484           14,344,515              448,072
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            55,086,016           97,674,426           92,316,757            3,051,882
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            14,408,883            3,790,418         (17,648,061)          (2,299,256)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           105,133,308          236,261,135          254,515,877           10,451,960
      Realized gains (losses) on sale of
        investments........................          (23,360,975)         (20,766,349)            5,263,838            3,748,078
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            81,772,333          215,494,786          259,779,715           14,200,038
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (294,921,005)        (667,253,153)        (759,581,911)         (38,603,934)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (213,148,672)        (451,758,367)        (499,802,196)         (24,403,896)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (198,739,789)  $     (447,967,949)  $     (517,450,257)  $      (26,703,152)
                                             ====================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/
                                                  DIMENSIONAL          WELLINGTON
                                                 INTERNATIONAL         CORE EQUITY
                                                 SMALL COMPANY        OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,718,412  $         13,167,521
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              913,690            10,125,546
      Administrative charges...............              171,926             1,961,205
                                             -------------------  --------------------
        Total expenses.....................            1,085,616            12,086,751
                                             -------------------  --------------------
           Net investment income (loss)....              632,796             1,080,770
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,836,839            42,720,154
      Realized gains (losses) on sale of
        investments........................              283,175            15,517,186
                                             -------------------  --------------------
           Net realized gains (losses).....            5,120,014            58,237,340
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,675,154)          (66,761,339)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,555,140)           (8,523,999)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (15,922,344)  $        (7,443,229)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                              BHFTII               BHFTII
                                                   BHFTII                                  LOOMIS SAYLES        LOOMIS SAYLES
                                                  FRONTIER              BHFTII               SMALL CAP            SMALL CAP
                                               MID CAP GROWTH       JENNISON GROWTH            CORE                GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           618,895  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              936,580            7,012,063              215,975                3,051
      Administrative charges...............              174,024            1,277,882               36,174                  763
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,110,604            8,289,945              252,149                3,814
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,110,604)          (7,671,050)            (252,149)              (3,814)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,379,062           77,144,539            1,532,161               47,828
      Realized gains (losses) on sale of
        investments........................            1,467,297           18,496,044              185,799                9,031
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,846,359           95,640,583            1,717,960               56,859
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,105,567)         (90,743,540)          (3,235,985)             (50,854)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,259,208)            4,897,043          (1,518,025)                6,005
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,369,812)  $       (2,774,007)  $       (1,770,174)  $             2,191
                                             ===================  ===================  ===================  ===================

                                                   BHFTII
                                                   METLIFE
                                                  AGGREGATE          BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                                 BOND INDEX        MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         8,464,228  $         1,688,335   $         3,301,317   $         1,362,852
                                             -------------------  --------------------  -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,587,612            2,103,671             1,503,673             2,032,216
      Administrative charges...............              731,265              313,946               252,075               347,234
                                             -------------------  --------------------  -------------------  ---------------------
        Total expenses.....................            4,318,877            2,417,617             1,755,748             2,379,450
                                             -------------------  --------------------  -------------------  ---------------------
          Net investment income (loss).....            4,145,351            (729,282)             1,545,569           (1,016,598)
                                             -------------------  --------------------  -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           13,477,294                    --            10,610,858
      Realized gains (losses) on sale of
        investments........................          (2,275,005)            4,071,598             1,420,914             4,464,218
                                             -------------------  --------------------  -------------------  ---------------------
          Net realized gains (losses)......          (2,275,005)           17,548,892             1,420,914            15,075,076
                                             -------------------  --------------------  -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,007,320)         (36,439,302)          (21,678,671)          (32,956,301)
                                             -------------------  --------------------  -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,282,325)         (18,890,410)          (20,257,757)          (17,881,225)
                                             -------------------  --------------------  -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,136,974)  $      (19,619,692)   $      (18,712,188)   $      (18,897,823)
                                             ===================  ====================  ===================  =====================



                                               BHFTII METLIFE           BHFTII
                                                 STOCK INDEX      MFS(R) TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,120,353  $           866,141
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,255,390              545,510
      Administrative charges...............            1,374,364               80,157
                                             -------------------  -------------------
        Total expenses.....................            9,629,754              625,667
                                             -------------------  -------------------
          Net investment income (loss).....              490,599              240,474
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           35,867,740            2,480,391
      Realized gains (losses) on sale of
        investments........................           28,482,043              505,547
                                             -------------------  -------------------
          Net realized gains (losses)......           64,349,783            2,985,938
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (101,504,078)          (6,093,267)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (37,154,295)          (3,107,329)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (36,663,696)  $       (2,866,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                               BHFTII               BHFTII
                                                    BHFTII          BHFTII NEUBERGER        T. ROWE PRICE        T. ROWE PRICE
                                                 MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,757,789  $           157,241  $            589,386  $             7,920
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,803,597            1,789,368             3,731,215              189,541
      Administrative charges...............               690,154              298,721               685,588               19,517
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,493,751            2,088,089             4,416,803              209,058
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (735,962)          (1,930,848)           (3,827,417)            (201,138)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            18,134,215           16,150,766            51,369,051            1,266,354
      Realized gains (losses) on sale of
        investments........................             2,024,467            6,338,612             3,230,598              432,876
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            20,158,682           22,489,378            54,599,649            1,699,230
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (51,764,838)         (29,833,570)          (58,693,758)          (2,519,895)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (31,606,156)          (7,344,192)           (4,094,109)            (820,665)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (32,342,118)  $       (9,275,040)  $        (7,921,526)  $       (1,021,803)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTII WESTERN
                                                BHFTII VANECK       ASSET MANAGEMENT      BHFTII WESTERN
                                               GLOBAL NATURAL        STRATEGIC BOND      ASSET MANAGEMENT           BLACKROCK
                                                  RESOURCES           OPPORTUNITIES       U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         53,732,502  $         4,811,245   $             62,764
                                             -------------------  --------------------  -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              971,964            12,000,244            2,779,359                 46,864
      Administrative charges...............              190,591             2,522,539              583,687                 10,003
                                             -------------------  --------------------  -------------------  ----------------------
        Total expenses.....................            1,162,555            14,522,783            3,363,046                 56,867
                                             -------------------  --------------------  -------------------  ----------------------
           Net investment income (loss)....          (1,162,555)            39,209,719            1,448,199                  5,897
                                             -------------------  --------------------  -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                305,269
      Realized gains (losses) on sale of
        investments........................          (1,433,525)               428,365          (1,703,074)                  5,587
                                             -------------------  --------------------  -------------------  ----------------------
           Net realized gains (losses).....          (1,433,525)               428,365          (1,703,074)                310,856
                                             -------------------  --------------------  -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,400,844)          (94,399,767)          (1,693,598)              (851,294)
                                             -------------------  --------------------  -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (22,834,369)          (93,971,402)          (3,396,672)              (540,438)
                                             -------------------  --------------------  -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,996,924)  $       (54,761,683)  $       (1,948,473)   $          (534,541)
                                             ===================  ====================  ===================  ======================


                                                                        FEDERATED
                                                DWS CROCI(R)           HIGH INCOME
                                              INTERNATIONAL VIP           BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           121,198  $               158
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              155,556                   27
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................              155,556                   27
                                             -------------------  -------------------
           Net investment income (loss)....             (34,358)                  131
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (434,350)                  (2)
                                             -------------------  -------------------
           Net realized gains (losses).....            (434,350)                  (2)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,344,486)                (220)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,778,836)                (222)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,813,194)  $              (91)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    FEDERATED          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                     KAUFMAN            ASSET MANAGER          CONTRAFUND           EQUITY-INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,089,665  $          3,662,652  $             99,085
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   918               917,766             7,375,311                63,227
      Administrative charges................                    --                    --               945,400                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   918               917,766             8,320,711                63,227
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (918)               171,899           (4,658,059)                35,858
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 4,453             2,251,920            53,633,510               215,685
      Realized gains (losses) on sale of
        investments.........................                   280             (254,318)            21,372,854                15,340
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,733             1,997,602            75,006,364               231,025
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,396)           (6,425,359)         (111,391,708)             (692,539)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,337           (4,427,757)          (36,385,344)             (461,514)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              1,419  $        (4,255,858)  $       (41,043,403)  $          (425,656)
                                              ====================  ====================  ====================  ====================

                                                                                             FIDELITY(R) VIP
                                                 FIDELITY(R) VIP       FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                                FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         58,530,616  $         29,370,024  $            282,499  $            439,442
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            87,101,171            50,556,176               232,924             2,482,341
      Administrative charges................                    --                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            87,101,171            50,556,176               232,924             2,482,341
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (28,570,555)          (21,186,152)                49,575           (2,042,899)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           339,708,559           307,655,468                    --            25,351,293
      Realized gains (losses) on sale of
        investments.........................            48,153,080            53,476,583                    --             6,761,570
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           387,861,639           361,132,051                    --            32,112,863
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (653,490,971)         (535,553,464)                     3          (31,265,399)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         (265,629,332)         (174,421,413)                     3               847,464
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (294,199,887)  $      (195,607,565)  $             49,578  $        (1,195,435)
                                              ====================  ====================  ====================  ====================


                                                 FIDELITY(R) VIP       FIDELITY(R) VIP
                                                    INDEX 500              MID CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,166,723  $          1,664,924
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               871,854             4,738,266
      Administrative charges................                    --             1,045,143
                                              --------------------  --------------------
        Total expenses......................               871,854             5,783,409
                                              --------------------  --------------------
           Net investment income (loss).....               294,869           (4,118,485)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               311,079            37,667,751
      Realized gains (losses) on sale of
        investments.........................             4,000,889             8,774,357
                                              --------------------  --------------------
           Net realized gains (losses)......             4,311,968            46,442,108
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (7,834,778)         (104,511,568)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,522,810)          (58,069,460)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,227,941)  $       (62,187,945)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                FIDELITY(R) VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                   OVERSEAS              INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             65,517  $         11,860,042  $          2,959,440  $          1,104,169
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                53,284             2,750,590             1,434,687             1,385,222
      Administrative charges................                    --               613,236               315,781               309,728
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                53,284             3,363,826             1,750,468             1,694,950
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                12,233             8,496,216             1,208,972             (590,781)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,608,211            18,804,312
      Realized gains (losses) on sale of
        investments.........................                72,873             1,428,156             1,905,875             1,017,188
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                72,873             1,428,156             6,514,086            19,821,500
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (770,959)          (22,969,206)          (19,962,133)          (36,050,020)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (698,086)          (21,541,050)          (13,448,047)          (16,228,520)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (685,853)  $       (13,044,834)  $       (12,239,075)  $       (16,819,301)
                                              ====================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON       FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                                  FOREIGN VIP          GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,747,248  $                 --  $                 --  $              1,133
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,038,254             2,277,625                   191                 1,779
      Administrative charges................               167,075               513,901                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,205,329             2,791,526                   191                 1,779
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               541,919           (2,791,526)                 (191)                 (646)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                   987                 8,115
      Realized gains (losses) on sale of
        investments.........................                37,325           (1,691,871)                   757                 5,791
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                37,325           (1,691,871)                 1,744                13,906
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (12,421,982)             5,722,312               (1,652)              (26,464)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (12,384,657)             4,030,441                    92              (12,558)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (11,842,738)  $          1,238,915  $               (99)  $           (13,204)
                                              ====================  ====================  ====================  ====================

                                                  INVESCO V.I.          INVESCO V.I.
                                                EQUITY AND INCOME     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,793,413  $                 23
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,404,053                    14
      Administrative charges................             1,606,100                    --
                                              --------------------  --------------------
        Total expenses......................             9,010,153                    14
                                              --------------------  --------------------
           Net investment income (loss).....             3,783,260                     9
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,424,533                   103
      Realized gains (losses) on sale of
        investments.........................            12,170,091                     6
                                              --------------------  --------------------
           Net realized gains (losses)......            40,594,624                   109
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (114,250,594)                 (277)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (73,655,970)                 (168)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (69,872,710)  $              (159)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVET                LMPVET
                                                 INVESCO V.I.          IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH        STRATEGY          AGGRESSIVE GROWTH       APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,517,051   $              5,507   $         1,868,025  $         5,376,613
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,800,553                  3,195             3,787,383            5,103,514
      Administrative charges...............              623,815                    798               785,080            1,084,147
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            3,424,368                  3,993             4,572,463            6,187,661
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            1,092,683                  1,514           (2,704,438)            (811,048)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,771,703                 11,955            20,065,495           18,266,283
      Realized gains (losses) on sale of
        investments........................            4,627,236                  2,133            10,845,838           25,930,402
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            6,398,939                 14,088            30,911,333           44,196,685
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (50,284,813)               (34,262)          (56,688,564)         (54,650,170)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (43,885,874)               (20,174)          (25,777,231)         (10,453,485)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (42,793,191)   $           (18,660)   $      (28,481,669)  $      (11,264,533)
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,962,678  $              7,464   $           101,267  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,487,926                45,598               102,552            1,424,407
      Administrative charges...............               526,127                 7,262                16,981              294,952
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             3,014,053                52,860               119,533            1,719,359
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (51,375)              (45,396)              (18,266)          (1,719,359)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            12,742,157                72,107               424,484           12,236,121
      Realized gains (losses) on sale of
        investments........................             9,936,181               345,075               166,232            8,532,690
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            22,678,338               417,182               590,716           20,768,811
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (35,551,367)             (327,244)           (1,263,154)         (15,336,872)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (12,873,029)                89,938             (672,438)            5,431,939
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (12,924,404)  $             44,542   $         (690,704)  $         3,712,580
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                                  QS VARIABLE          QS VARIABLE
                                              CONSERVATIVE GROWTH        GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           920,584   $         2,170,735
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              424,520               959,578
      Administrative charges...............               95,465               215,105
                                             --------------------  -------------------
        Total expenses.....................              519,985             1,174,683
                                             --------------------  -------------------
           Net investment income (loss)....              400,599               996,052
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,010,830             4,552,540
      Realized gains (losses) on sale of
        investments........................              593,958             1,110,887
                                             --------------------  -------------------
           Net realized gains (losses).....            1,604,788             5,663,427
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,458)          (14,026,648)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,456,670)           (8,363,221)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,056,071)   $       (7,367,169)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            15,208  $          4,370,667  $                18  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               10,110               993,342                   44                  112
      Administrative charges...............                1,825               210,529                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               11,935             1,203,871                   44                  112
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                3,273             3,166,796                 (26)                (112)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               27,944                    --                  128                1,135
      Realized gains (losses) on sale of
        investments........................               26,716           (1,103,797)                1,027                  579
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               54,660           (1,103,797)                1,155                1,714
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (105,442)           (6,633,498)              (1,294)              (1,928)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (50,782)           (7,737,295)                (139)                (214)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (47,509)  $        (4,570,499)  $             (165)  $             (326)
                                             ===================  ====================  ===================  ===================


                                                                     MORGAN STANLEY                               OPPENHEIMER
                                                  MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN          VA GLOBAL
                                                   RESEARCH          INFRASTRUCTURE           GENESIS         MULTI-ALTERNATIVES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               148  $             14,235  $                --  $               428
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  299                 5,357                   50                2,598
      Administrative charges...............                   --                 1,281                   --                  619
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                  299                 6,638                   50                3,217
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (151)                 7,597                 (50)              (2,789)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,450                19,366                  554                   --
      Realized gains (losses) on sale of
        investments........................                1,734               (4,546)                   18                (340)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                4,184                14,820                  572                (340)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (5,181)              (69,920)                (935)              (7,979)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (997)              (55,100)                (363)              (8,319)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,148)  $           (47,503)  $             (413)  $          (11,108)
                                             ===================  ====================  ===================  ===================


                                                  OPPENHEIMER          OPPENHEIMER
                                                 VA GOVERNMENT       VA MAIN STREET
                                                     MONEY              SMALL CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 42  $            66,406
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    42            1,260,584
      Administrative charges...............                    --              279,865
                                             --------------------  -------------------
        Total expenses.....................                    42            1,540,449
                                             --------------------  -------------------
           Net investment income (loss)....                    --          (1,474,043)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           14,402,984
      Realized gains (losses) on sale of
        investments........................                    --            5,081,205
                                             --------------------  -------------------
           Net realized gains (losses).....                    --           19,484,189
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                     2         (28,702,815)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                     2          (9,218,626)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                  2  $      (10,692,669)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        PIMCO VIT
                                                                        COMMODITY                                  PIMCO VIT
                                                  OPPENHEIMER         REALRETURN(R)          PIMCO VIT         EMERGING MARKETS
                                                VA MAIN STREET          STRATEGY           DYNAMIC BOND              BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,308  $              8,041  $            13,548  $            34,617
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,565                 4,679                6,283                9,013
      Administrative charges...............                   --                 1,109                1,435                1,893
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,565                 5,788                7,718               10,906
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (257)                 2,253                5,830               23,711
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                9,835                    --                  923                   --
      Realized gains (losses) on sale of
        investments........................                7,420               (5,559)                2,752              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               17,255               (5,559)                3,675              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (30,519)              (66,127)             (13,072)             (78,997)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (13,264)              (71,686)              (9,397)             (82,163)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,521)  $           (69,433)  $           (3,567)  $          (58,452)
                                             ===================  ====================  ===================  ===================


                                                                                           T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT          GOVERNMENT           T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES          MONEY             GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           290,516  $              5,867  $             2,988  $            12,823
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              728,522                 3,331                1,929               72,208
      Administrative charges...............              158,300                   595                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              886,822                 3,926                1,929               72,208
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (596,306)                 1,941                1,059             (59,385)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,306,803                23,974                   --              592,207
      Realized gains (losses) on sale of
        investments........................              325,277               (5,377)                   --              364,936
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            5,632,080                18,597                   --              957,143
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,355,064)              (41,198)                 (16)            (989,532)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,722,984)              (22,601)                 (16)             (32,389)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,319,290)  $           (20,660)  $             1,043  $          (91,774)
                                             ===================  ====================  ===================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              6,926  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,472                2,165
      Administrative charges...............                    --                  399
                                             --------------------  -------------------
        Total expenses.....................                 4,472                2,564
                                             --------------------  -------------------
           Net investment income (loss)....                 2,454                (772)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,411               14,492
      Realized gains (losses) on sale of
        investments........................                 3,665                  674
                                             --------------------  -------------------
           Net realized gains (losses).....                27,076               15,166
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (105,877)             (19,785)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (78,801)              (4,619)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (76,347)  $           (5,391)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (783,531)  $      (678,275)  $      1,286,179  $        787,684
   Net realized gains (losses)....         2,506,536       (1,023,289)         (351,944)         2,041,738
   Change in unrealized gains
     (losses) on investments......       (1,172,784)        13,647,718       (3,825,721)           174,230
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           550,221        11,946,154       (2,891,486)         3,003,652
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           610,621           594,566         8,206,268         1,586,266
   Net transfers (including
     fixed account)...............       (1,035,079)       (1,016,845)         1,706,180        13,643,215
   Contract charges...............           (5,692)           (5,828)       (1,452,123)       (1,505,367)
   Transfers for contract benefits
     and terminations.............       (4,580,523)       (3,946,822)      (17,242,592)      (13,685,204)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,010,673)       (4,374,929)       (8,782,267)            38,910
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,460,452)         7,571,225      (11,673,753)         3,042,562
NET ASSETS:
   Beginning of year..............        53,660,724        46,089,499       135,763,632       132,721,070
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,200,272  $     53,660,724  $    124,089,879  $    135,763,632
                                    ================  ================  ================  ================

                                                                                 AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,438,496)  $    (2,421,180)  $    (1,466,987)  $    (1,054,845)
   Net realized gains (losses)....         29,684,138        18,301,694         8,360,286         1,603,200
   Change in unrealized gains
     (losses) on investments......       (56,558,465)        62,144,209      (19,185,609)        24,178,814
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (29,312,823)        78,024,723      (12,292,310)        24,727,169
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,298,993         4,242,577         2,006,714         1,485,802
   Net transfers (including
     fixed account)...............          4,067,044      (12,431,027)         (901,612)       (2,427,851)
   Contract charges...............        (3,322,569)       (3,292,936)       (1,095,093)       (1,095,299)
   Transfers for contract benefits
     and terminations.............       (33,576,789)      (30,039,921)      (13,234,804)       (9,370,478)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,533,321)      (41,521,307)      (13,224,795)      (11,407,826)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (53,846,144)        36,503,416      (25,517,105)        13,319,343
NET ASSETS:
   Beginning of year..............        313,542,010       277,038,594       119,807,921       106,488,578
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     259,695,866  $    313,542,010  $     94,290,816  $    119,807,921
                                    =================  ================  ================  ================


                                         AMERICAN FUNDS(R) GROWTH         AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,014,638)  $     (7,358,002)  $      (471,898)  $      (347,475)
   Net realized gains (losses)....       115,675,759        101,266,036        40,643,748        32,850,739
   Change in unrealized gains
     (losses) on investments......     (108,258,017)         85,965,988      (49,812,895)        39,728,258
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (596,896)        179,874,022       (9,641,045)        72,231,522
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,515,043          1,277,710        14,594,673         8,172,200
   Net transfers (including
     fixed account)...............      (47,696,479)       (39,592,852)      (13,147,408)            28,630
   Contract charges...............       (8,171,428)        (8,230,911)       (3,996,052)       (3,870,596)
   Transfers for contract benefits
     and terminations.............      (91,170,739)       (72,470,529)      (42,325,760)      (37,082,588)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (145,523,603)      (119,016,582)      (44,874,547)      (32,752,354)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (146,120,499)         60,857,440      (54,515,592)        39,479,168
NET ASSETS:
   Beginning of year..............       785,751,753        724,894,313       403,461,557       363,982,389
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    639,631,254  $     785,751,753  $    348,945,965  $    403,461,557
                                    ================  =================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,039,996  $      2,926,799
   Net realized gains (losses)....        64,164,541        42,727,382
   Change in unrealized gains
     (losses) on investments......     (326,527,157)       319,629,552
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (254,322,620)       365,283,733
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,251,199        35,354,200
   Net transfers (including
     fixed account)...............      (42,062,422)      (59,328,548)
   Contract charges...............      (52,380,024)      (52,370,057)
   Transfers for contract benefits
     and terminations.............     (205,983,756)     (172,478,893)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (285,175,003)     (248,823,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (539,497,623)       116,460,435
NET ASSETS:
   Beginning of year..............     3,260,338,788     3,143,878,353
                                    ----------------  ----------------
   End of year....................  $  2,720,841,165  $  3,260,338,788
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                           BALANCED ALLOCATION                   GROWTH ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,370,328)  $      (955,855)  $    (7,127,683)  $     (6,022,171)
   Net realized gains (losses)....       212,319,736       192,130,023       137,641,704        137,553,868
   Change in unrealized gains
     (losses) on investments......     (388,736,388)       272,500,716     (262,020,895)        201,023,064
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (178,786,980)       463,674,884     (131,506,874)        332,554,761
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,294,359        53,857,604        22,893,650         12,059,070
   Net transfers (including
     fixed account)...............        44,467,649        57,372,994        22,422,497         51,244,674
   Contract charges...............      (42,614,398)      (42,218,587)      (23,579,965)       (22,892,582)
   Transfers for contract benefits
     and terminations.............     (332,636,402)     (273,711,360)     (161,542,342)      (139,110,125)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (269,488,792)     (204,699,349)     (139,806,160)       (98,698,963)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............     (448,275,772)       258,975,535     (271,313,034)        233,855,798
NET ASSETS:
   Beginning of year..............     3,411,543,507     3,152,567,972     1,978,846,627      1,744,990,829
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $  2,963,267,735  $  3,411,543,507  $  1,707,533,593  $   1,978,846,627
                                    ================  ================  ================  =================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,619,346)  $    (7,912,722)  $      3,201,462  $      4,191,018
   Net realized gains (losses)....       121,096,213        88,560,442        85,894,108        81,222,092
   Change in unrealized gains
     (losses) on investments......     (124,294,726)        83,091,838     (161,087,562)        87,897,810
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,817,859)       163,739,558      (71,991,992)       173,310,920
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        59,541,793        16,802,718        34,253,829        27,849,930
   Net transfers (including
     fixed account)...............      (11,400,101)      (20,689,929)      (18,221,324)           664,248
   Contract charges...............       (8,675,546)       (8,411,481)      (20,944,461)      (21,504,359)
   Transfers for contract benefits
     and terminations.............      (74,447,286)      (57,782,569)     (153,644,415)     (137,406,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,981,140)      (70,081,261)     (158,556,371)     (130,396,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (46,798,999)        93,658,297     (230,548,363)        42,914,288
NET ASSETS:
   Beginning of year..............       747,840,737       654,182,440     1,633,368,044     1,590,453,756
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    701,041,738  $    747,840,737  $  1,402,819,681  $  1,633,368,044
                                    ================  ================  ================  ================

                                                BHFTI AQR                         BHFTI BLACKROCK
                                          GLOBAL RISK BALANCED              GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (22,454,235)  $      7,427,743  $       1,356,341  $   (36,259,790)
   Net realized gains (losses)....       154,085,883        77,912,326        359,743,139        82,332,471
   Change in unrealized gains
     (losses) on investments......     (301,513,104)       103,255,195      (767,714,106)       517,966,691
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (169,881,456)       188,595,264      (406,614,626)       564,039,372
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,372,769        15,435,188         27,556,344        54,232,286
   Net transfers (including
     fixed account)...............      (50,527,549)      (49,213,801)       (60,756,484)      (94,191,855)
   Contract charges...............      (39,926,841)      (40,323,587)       (82,936,075)      (82,306,590)
   Transfers for contract benefits
     and terminations.............     (148,697,718)     (136,815,405)      (332,714,991)     (289,112,796)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (232,779,339)     (210,917,605)      (448,851,206)     (411,378,955)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (402,660,795)      (22,322,341)      (855,465,832)       152,660,417
NET ASSETS:
   Beginning of year..............     2,373,211,858     2,395,534,199      5,151,909,115     4,999,248,698
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  1,970,551,063  $  2,373,211,858  $   4,296,443,283  $  5,151,909,115
                                    ================  ================  =================  ================


                                        BHFTI BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,827,468  $      9,140,724
   Net realized gains (losses)....       (1,294,438)         (822,661)
   Change in unrealized gains
     (losses) on investments......      (16,824,328)         5,655,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,291,298)        13,973,591
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        36,481,761         3,469,816
   Net transfers (including
     fixed account)...............      (10,255,069)         5,362,102
   Contract charges...............       (2,593,200)       (2,673,916)
   Transfers for contract benefits
     and terminations.............      (22,435,866)      (19,361,900)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,197,626      (13,203,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,093,672)           769,693
NET ASSETS:
   Beginning of year..............       232,649,098       231,879,405
                                    ----------------  ----------------
   End of year....................  $    223,555,426  $    232,649,098
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI BRIGHTHOUSE                    BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100                     BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,449,150)  $    (2,129,085)  $      20,444,187  $     12,291,654
   Net realized gains (losses).....         34,511,246        41,832,365        686,094,721       400,796,425
   Change in unrealized gains
     (losses) on investments.......       (94,794,873)        72,242,761    (1,370,558,908)       741,072,715
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (63,732,777)       111,946,041      (664,020,000)     1,154,160,794
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,099,166         3,314,632         73,742,871       163,855,291
   Net transfers (including
     fixed account)................        (1,619,355)      (13,326,501)        210,959,020       253,267,621
   Contract charges................        (4,923,073)       (4,949,435)      (123,227,586)     (115,984,388)
   Transfers for contract benefits
     and terminations..............       (59,754,967)      (39,208,381)      (528,896,657)     (428,463,772)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (57,198,229)      (54,169,685)      (367,422,352)     (127,325,248)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (120,931,006)        57,776,356    (1,031,442,352)     1,026,835,546
NET ASSETS:
   Beginning of year...............        615,557,354       557,780,998      7,952,160,029     6,925,324,483
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     494,626,348  $    615,557,354  $   6,920,717,677  $  7,952,160,029
                                     =================  ================  =================  ================

                                              BHFTI BRIGHTHOUSE                BHFTI BRIGHTHOUSE/ABERDEEN
                                               SMALL CAP VALUE                   EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,352,409)  $     (1,757,165)  $      4,126,792  $     (1,771,390)
   Net realized gains (losses).....         18,446,579         13,929,947         3,647,784          3,763,733
   Change in unrealized gains
     (losses) on investments.......       (54,706,228)         12,394,934      (71,732,414)         92,752,976
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (37,612,058)         24,567,716      (63,957,838)         94,745,319
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,642,961          1,412,995         4,655,859          3,135,120
   Net transfers (including
     fixed account)................        (4,794,883)        (5,046,733)        25,304,928        (5,307,648)
   Contract charges................        (1,903,835)        (2,027,452)       (4,696,357)        (4,952,573)
   Transfers for contract benefits
     and terminations..............       (26,883,359)       (24,468,990)      (36,217,115)       (30,779,164)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (30,939,116)       (30,130,180)      (10,952,685)       (37,904,265)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (68,551,174)        (5,562,464)      (74,910,523)         56,841,054
NET ASSETS:
   Beginning of year...............        261,043,042        266,605,506       427,076,715        370,235,661
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    192,491,868  $     261,043,042  $    352,166,192  $     427,076,715
                                      ================  =================  ================  =================

                                                    BHFTI                    BHFTI BRIGHTHOUSE/EATON VANCE
                                      BRIGHTHOUSE/ARTISAN INTERNATIONAL              FLOATING RATE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            430  $           (159)  $      1,294,171  $       1,443,432
   Net realized gains (losses).....             2,098              4,497          (25,963)           (53,124)
   Change in unrealized gains
     (losses) on investments.......          (42,515)             69,858       (2,516,203)           (68,826)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (39,987)             74,196       (1,247,995)          1,321,482
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --             20,259        14,449,205            667,232
   Net transfers (including
     fixed account)................            31,903              7,080         7,353,689          3,494,048
   Contract charges................             (488)              (444)         (590,459)          (588,286)
   Transfers for contract benefits
     and terminations..............          (10,132)           (23,799)       (7,617,953)        (7,163,302)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            21,283              3,096        13,594,482        (3,590,308)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (18,704)             77,292        12,346,487        (2,268,826)
NET ASSETS:
   Beginning of year...............           310,982            233,690        62,558,849         64,827,675
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        292,278  $         310,982  $     74,905,336  $      62,558,849
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        325,771  $      (216,703)
   Net realized gains (losses).....         (883,368)         (390,677)
   Change in unrealized gains
     (losses) on investments.......       (1,087,840)           267,632
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,645,437)         (339,748)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,019,132           884,745
   Net transfers (including
     fixed account)................         2,516,951        16,929,234
   Contract charges................       (1,851,464)       (1,833,930)
   Transfers for contract benefits
     and terminations..............      (13,947,617)      (10,906,960)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,262,998)         5,073,089
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (11,908,435)         4,733,341
NET ASSETS:
   Beginning of year...............       149,708,177       144,974,836
                                     ----------------  ----------------
   End of year.....................  $    137,799,742  $    149,708,177
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (543,469)  $      (576,566)  $       (127,648)  $      (116,169)
   Net realized gains (losses).....          (785,527)         (447,532)          2,430,231         1,363,058
   Change in unrealized gains
     (losses) on investments.......          1,155,692           521,996        (3,419,013)         1,659,259
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (173,304)         (502,102)        (1,116,430)         2,906,148
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             96,090            84,677             23,271            21,020
   Net transfers (including
     fixed account)................        (1,138,434)         1,588,112          (262,709)         (703,813)
   Contract charges................          (534,182)         (546,742)          (199,638)         (205,123)
   Transfers for contract benefits
     and terminations..............        (3,298,940)       (2,652,241)          (983,002)       (1,057,976)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,875,466)       (1,526,194)        (1,422,078)       (1,945,892)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (5,048,770)       (2,028,296)        (2,538,508)           960,256
NET ASSETS:
   Beginning of year...............         37,465,324        39,493,620         16,261,679        15,301,423
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      32,416,554  $     37,465,324  $      13,723,171  $     16,261,679
                                     =================  ================  =================  ================

                                                    BHFTI                                BHFTI
                                         CLARION GLOBAL REAL ESTATE          CLEARBRIDGE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,990,701  $      5,112,101  $    (4,562,646)  $    (4,088,925)
   Net realized gains (losses).....            153,417           953,425        58,276,950        29,759,077
   Change in unrealized gains
     (losses) on investments.......       (36,679,711)        17,029,988      (83,760,460)        47,043,082
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,535,593)        23,095,514      (30,046,156)        72,713,234
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,810,811         1,758,388         5,065,547         2,775,427
   Net transfers (including
     fixed account)................          (132,497)         6,933,436      (30,190,633)      (15,722,804)
   Contract charges................        (2,674,044)       (2,778,967)       (4,697,753)       (4,939,382)
   Transfers for contract benefits
     and terminations..............       (24,752,380)      (22,711,712)      (45,490,259)      (43,575,640)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (24,748,110)      (16,798,855)      (75,313,098)      (61,462,399)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (50,283,703)         6,296,659     (105,359,254)        11,250,835
NET ASSETS:
   Beginning of year...............        269,483,256       263,186,597       473,171,845       461,921,010
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     219,199,553  $    269,483,256  $    367,812,591  $    473,171,845
                                     =================  ================  ================  ================

                                     BHFTI FIDELITY INSTITUTIONAL ASSET                 BHFTI
                                       MANAGEMENT(R) GOVERNMENT INCOME      HARRIS OAKMARK INTERNATIONAL
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,480,701  $      4,836,203  $        768,693  $        332,894
   Net realized gains (losses).....       (4,246,293)       (1,658,617)        29,789,069         5,584,866
   Change in unrealized gains
     (losses) on investments.......      (12,308,508)         4,162,809     (196,507,060)       149,582,110
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (9,074,100)         7,340,395     (165,949,298)       155,499,870
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,554,160         7,326,775        15,524,018         5,808,281
   Net transfers (including
     fixed account)................        10,413,217      (29,084,665)        56,104,531      (15,385,288)
   Contract charges................      (10,124,804)      (10,487,684)       (6,242,256)       (6,447,311)
   Transfers for contract benefits
     and terminations..............      (56,916,755)      (47,747,127)      (58,620,436)      (49,783,445)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (53,074,182)      (79,992,701)         6,765,857      (65,807,763)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (62,148,282)      (72,652,306)     (159,183,441)        89,692,107
NET ASSETS:
   Beginning of year...............       576,103,640       648,755,946       665,787,548       576,095,441
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    513,955,358  $    576,103,640  $    506,604,107  $    665,787,548
                                     ================  ================  ================  ================

                                                BHFTI INVESCO
                                          BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,009,648)  $     24,281,615
   Net realized gains (losses).....        70,854,862        50,995,325
   Change in unrealized gains
     (losses) on investments.......     (145,711,399)         7,636,567
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,866,185)        82,913,507
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,935,646        49,499,309
   Net transfers (including
     fixed account)................       (9,305,569)        42,116,270
   Contract charges................      (16,727,549)      (16,351,705)
   Transfers for contract benefits
     and terminations..............      (61,893,383)      (53,355,656)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (72,990,855)        21,908,218
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (149,857,040)       104,821,725
NET ASSETS:
   Beginning of year...............     1,045,419,886       940,598,161
                                     ----------------  ----------------
   End of year.....................  $    895,562,846  $  1,045,419,886
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          BHFTI INVESCO COMSTOCK          BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,041)  $      6,163,470  $    (5,122,349)  $    (4,812,005)
   Net realized gains (losses)....        78,083,033        42,078,912        45,068,522        32,692,597
   Change in unrealized gains
     (losses) on investments......     (162,972,006)        65,142,068      (70,770,383)        38,230,394
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,835,014)       113,384,450      (30,824,210)        66,110,986
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,956,081        10,252,254        16,733,472         6,241,730
   Net transfers (including
     fixed account)...............      (12,196,277)      (21,023,037)           220,199       (9,656,538)
   Contract charges...............       (8,119,649)       (8,363,690)       (3,212,415)       (3,052,831)
   Transfers for contract benefits
     and terminations.............      (81,498,750)      (64,662,920)      (34,455,425)      (27,128,423)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (86,858,595)      (83,797,393)      (20,714,169)      (33,596,062)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (177,693,609)        29,587,057      (51,538,379)        32,514,924
NET ASSETS:
   Beginning of year..............       772,000,432       742,413,375       328,908,162       296,393,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    594,306,823  $    772,000,432  $    277,369,783  $    328,908,162
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                         BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      4,027,160  $      3,213,163  $      3,112,341  $     12,724,285
   Net realized gains (losses)....        (2,143,941)         (446,588)        68,768,767         3,695,229
   Change in unrealized gains
     (losses) on investments......        (7,403,285)         3,170,997     (176,576,936)       137,342,920
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (5,520,066)         5,937,572     (104,695,828)       153,762,434
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,456,783         2,044,360        22,728,866        49,846,472
   Net transfers (including
     fixed account)...............          3,338,216        30,313,554       132,151,847         8,521,472
   Contract charges...............        (4,373,478)       (4,406,736)      (19,815,102)      (16,965,555)
   Transfers for contract benefits
     and terminations.............       (30,639,651)      (30,295,373)      (70,377,478)      (62,325,822)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,218,130)       (2,344,195)        64,688,133      (20,923,433)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (29,738,196)         3,593,377      (40,007,695)       132,839,001
NET ASSETS:
   Beginning of year..............        342,738,205       339,144,828     1,175,046,012     1,042,207,011
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    313,000,009  $    342,738,205  $  1,135,038,317  $  1,175,046,012
                                     ================  ================  ================  ================

                                             BHFTI JPMORGAN                           BHFTI
                                             SMALL CAP VALUE              LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (98,298)  $       (97,681)  $        433,972  $      (241,999)
   Net realized gains (losses)....         1,898,020         1,786,247        15,053,039         7,320,788
   Change in unrealized gains
     (losses) on investments......       (5,084,957)       (1,282,680)      (25,413,434)        22,475,051
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,285,235)           405,886       (9,926,423)        29,553,840
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            90,111            54,431         4,562,863         1,190,943
   Net transfers (including
     fixed account)...............         (336,694)         (226,393)         2,028,305       (6,738,232)
   Contract charges...............         (284,025)         (298,311)       (1,660,014)       (1,714,517)
   Transfers for contract benefits
     and terminations.............       (1,726,003)       (2,016,073)      (14,509,884)      (13,294,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,256,611)       (2,486,346)       (9,578,730)      (20,555,974)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,541,846)       (2,080,460)      (19,505,153)         8,997,866
NET ASSETS:
   Beginning of year..............        24,296,172        26,376,632       157,610,283       148,612,417
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     18,754,326  $     24,296,172  $    138,105,130  $    157,610,283
                                    ================  ================  ================  ================

                                               BHFTI METLIFE
                                         MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,117,849  $      1,397,381
   Net realized gains (losses)....        64,250,463        27,164,289
   Change in unrealized gains
     (losses) on investments......     (149,317,791)        90,781,737
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (80,949,479)       119,343,407
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,241,575        58,675,074
   Net transfers (including
     fixed account)...............        28,531,829         9,650,595
   Contract charges...............      (15,295,603)      (14,044,040)
   Transfers for contract benefits
     and terminations.............      (54,375,580)      (44,064,735)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,897,779)        10,216,894
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (98,847,258)       129,560,301
NET ASSETS:
   Beginning of year..............       977,135,322       847,575,021
                                    ----------------  ----------------
   End of year....................  $    878,288,064  $    977,135,322
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI MFS(R)                   BHFTI MORGAN STANLEY
                                          RESEARCH INTERNATIONAL                 MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,013,371  $        446,359  $    (3,685,094)  $    (2,965,667)
   Net realized gains (losses)....         3,869,459         2,242,836        72,960,411        12,871,438
   Change in unrealized gains
     (losses) on investments......      (44,456,699)        58,482,287      (44,253,416)        63,770,550
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (39,573,869)        61,171,482        25,021,901        73,676,321
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,414,256         1,637,557         6,177,966         3,842,825
   Net transfers (including
     fixed account)...............         3,477,530       (7,987,139)      (28,831,448)      (13,834,748)
   Contract charges...............       (2,371,613)       (2,395,975)       (3,217,551)       (2,918,135)
   Transfers for contract benefits
     and terminations.............      (24,819,595)      (23,723,360)      (22,503,501)      (15,870,893)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,299,422)      (32,468,917)      (48,374,534)      (28,780,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,873,291)        28,702,565      (23,352,633)        44,895,370
NET ASSETS:
   Beginning of year..............       276,582,465       247,879,900       246,048,488       201,153,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    217,709,174  $    276,582,465  $    222,695,855  $    246,048,488
                                    ================  ================  ================  ================

                                                  BHFTI                          BHFTI PANAGORA
                                        OPPENHEIMER GLOBAL EQUITY            GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (276,245)  $      (336,171)  $    (1,909,762)  $    (2,081,058)
   Net realized gains (losses)....         8,781,896         3,052,759        10,348,036           840,931
   Change in unrealized gains
     (losses) on investments......      (16,700,241)        16,543,515      (20,920,173)        16,579,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,194,590)        19,260,103      (12,481,899)        15,339,084
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,485            68,943         4,414,988        15,618,856
   Net transfers (including
     fixed account)...............         (537,180)       (4,391,673)      (18,830,787)        29,736,868
   Contract charges...............         (523,472)         (556,536)       (2,144,779)       (2,224,231)
   Transfers for contract benefits
     and terminations.............       (7,781,202)       (7,210,136)       (8,078,654)       (6,971,610)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,794,369)      (12,089,402)      (24,639,232)        36,159,883
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,988,959)         7,170,701      (37,121,131)        51,498,967
NET ASSETS:
   Beginning of year..............        66,931,947        59,761,246       154,256,858       102,757,891
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,942,988  $     66,931,947  $    117,135,727  $    154,256,858
                                    ================  ================  ================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          8,361  $       (92,091)  $    (2,876,706)  $      3,020,410
   Net realized gains (losses)....       (8,730,078)       (3,837,350)       (9,864,205)         4,923,541
   Change in unrealized gains
     (losses) on investments......      (15,750,336)        15,545,424      (14,647,929)        34,142,363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,472,053)        11,615,983      (27,388,840)        42,086,314
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,039,554         2,371,128        17,825,076         6,526,262
   Net transfers (including
     fixed account)...............         7,752,448        55,549,717        11,041,138       128,752,736
   Contract charges...............       (7,729,682)       (7,796,181)      (17,665,894)      (17,689,039)
   Transfers for contract benefits
     and terminations.............      (57,582,596)      (50,560,400)     (134,258,489)     (123,618,606)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,520,276)         (435,736)     (123,058,169)       (6,028,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (75,992,329)        11,180,247     (150,447,009)        36,057,667
NET ASSETS:
   Beginning of year..............       633,944,947       622,764,700     1,482,270,883     1,446,213,216
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    557,952,618  $    633,944,947  $  1,331,823,874  $  1,482,270,883
                                    ================  ================  ================  ================

                                              BHFTI SCHRODERS
                                            GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,601,382  $    (3,604,590)
   Net realized gains (losses)....        53,541,997        15,278,166
   Change in unrealized gains
     (losses) on investments......     (146,584,465)        60,435,835
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,441,086)        72,109,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,919,602        19,424,402
   Net transfers (including
     fixed account)...............       388,766,183         1,717,711
   Contract charges...............      (14,617,056)       (9,502,572)
   Transfers for contract benefits
     and terminations.............      (54,649,494)      (32,443,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       329,419,235      (20,804,074)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       238,978,149        51,305,337
NET ASSETS:
   Beginning of year..............       628,730,158       577,424,821
                                    ----------------  ----------------
   End of year....................  $    867,708,307  $    628,730,158
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2018              2017              2018              2017
                                    ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    10,289,954  $     12,356,215  $      2,195,170  $     2,676,758
   Net realized gains (losses)....       68,543,923        14,023,688        35,811,101       11,462,876
   Change in unrealized gains
     (losses) on investments......    (175,633,547)       148,330,223      (82,579,909)       63,757,992
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (96,799,670)       174,710,126      (44,573,638)       77,897,626
                                    ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       16,604,269        19,164,658         3,535,668        3,164,517
   Net transfers (including
     fixed account)...............     (13,699,335)      (14,899,270)       (3,122,870)      (1,828,106)
   Contract charges...............     (17,065,331)      (17,338,828)       (5,724,715)      (5,787,702)
   Transfers for contract benefits
     and terminations.............    (114,338,098)     (111,552,002)      (49,423,477)     (35,958,287)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......    (128,498,495)     (124,625,442)      (54,735,394)     (40,409,578)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............    (225,298,165)        50,084,684      (99,309,032)       37,488,048
NET ASSETS:
   Beginning of year..............    1,340,474,908     1,290,390,224       492,240,056      454,752,008
                                    ---------------  ----------------  ----------------  ---------------
   End of year....................  $ 1,115,176,743  $  1,340,474,908  $    392,931,024  $   492,240,056
                                    ===============  ================  ================  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                     ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,390,778  $      4,332,879  $    (7,793,682)  $   (7,670,673)
   Net realized gains (losses)....        83,860,860        81,154,455        81,061,225       53,631,673
   Change in unrealized gains
     (losses) on investments......     (160,474,054)        23,473,469      (86,334,850)       53,531,645
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (74,222,416)       108,960,803      (13,067,307)       99,492,645
                                     ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,158,944         8,778,547        15,406,378        3,574,317
   Net transfers (including
     fixed account)...............       (5,348,805)         (733,864)      (17,958,274)     (13,739,650)
   Contract charges...............       (4,697,152)       (4,836,993)       (4,891,010)      (4,832,982)
   Transfers for contract benefits
     and terminations.............      (82,582,609)      (74,894,311)      (54,347,620)     (46,824,534)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (75,469,622)      (71,686,621)      (61,790,526)     (61,822,849)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............     (149,692,038)        37,274,182      (74,857,833)       37,669,796
NET ASSETS:
   Beginning of year..............       785,052,972       747,778,790       500,453,764      462,783,968
                                     ---------------  ----------------  ----------------  ---------------
   End of year....................   $   635,360,934  $    785,052,972  $    425,595,931  $   500,453,764
                                     ===============  ================  ================  ===============

                                                                                      BHFTI
                                       BHFTI TCW CORE FIXED INCOME       VICTORY SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,115  $            840  $   (2,369,206)  $   (1,541,294)
   Net realized gains (losses)....           (1,609)               545       49,146,976        3,956,792
   Change in unrealized gains
     (losses) on investments......           (6,630)             3,039     (71,450,699)       17,532,121
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,124)             4,424     (24,672,929)       19,947,619
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,506             7,505        5,269,753        6,358,879
   Net transfers (including
     fixed account)...............          (20,026)            45,787     (21,287,632)      (4,819,884)
   Contract charges...............             (226)             (532)      (3,075,780)      (3,153,608)
   Transfers for contract benefits
     and terminations.............          (21,993)           (1,113)     (22,412,478)     (19,859,504)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,739)            51,647     (41,506,137)     (21,474,117)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (42,863)            56,071     (66,179,066)      (1,526,498)
NET ASSETS:
   Beginning of year..............           348,809           292,738      267,404,967      268,931,465
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $        305,946  $        348,809  $   201,225,901  $   267,404,967
                                    ================  ================  ===============  ===============

                                           BHFTI WELLS CAPITAL
                                        MANAGEMENT MID CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (814,715)  $      (697,582)
   Net realized gains (losses)....         8,841,843       (1,645,622)
   Change in unrealized gains
     (losses) on investments......      (27,509,855)        13,867,059
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,482,727)        11,523,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           999,929           549,423
   Net transfers (including
     fixed account)...............        11,828,280       (2,126,675)
   Contract charges...............       (1,134,069)       (1,163,886)
   Transfers for contract benefits
     and terminations.............      (12,957,925)      (12,610,210)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,263,785)      (15,351,348)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,746,512)       (3,827,493)
NET ASSETS:
   Beginning of year..............       132,288,989       136,116,482
                                    ----------------  ----------------
   End of year....................  $    111,542,477  $    132,288,989
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2018              2017                2018               2017
                                     ----------------  -----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,467,878)  $     (1,277,750)   $       1,158,043  $      1,027,771
   Net realized gains (losses).....         7,060,425          9,549,601           (316,573)         (171,050)
   Change in unrealized gains
     (losses) on investments.......      (49,728,013)         59,912,485         (2,334,812)           803,645
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,135,466)         68,184,336         (1,493,342)         1,660,366
                                     ----------------  -----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,370,118          1,260,415           8,620,273         3,144,356
   Net transfers (including
     fixed account)................        14,960,218       (20,159,562)           1,524,689           653,425
   Contract charges................       (2,905,414)        (3,025,567)           (778,446)         (798,838)
   Transfers for contract benefits
     and terminations..............      (24,388,602)       (17,602,507)         (5,922,930)       (6,641,549)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,963,680)       (39,527,221)           3,443,586       (3,642,606)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (54,099,146)         28,657,115           1,950,244       (1,982,240)
NET ASSETS:
   Beginning of year...............       250,476,859        221,819,744          72,493,090        74,475,330
                                     ----------------  -----------------   -----------------  ----------------
   End of year.....................  $    196,377,713  $     250,476,859   $      74,443,334  $     72,493,090
                                     ================  =================   =================  ================

                                                   BHFTII                           BHFTII BLACKROCK
                                       BLACKROCK CAPITAL APPRECIATION             ULTRA-SHORT TERM BOND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (310,878)  $       (234,489)  $    (2,287,157)  $     (4,713,723)
   Net realized gains (losses).....          3,425,333          1,085,467           659,466            314,432
   Change in unrealized gains
     (losses) on investments.......        (4,328,210)          3,422,388         1,557,185          1,454,741
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,213,755)          4,273,366          (70,506)        (2,944,550)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,885,189            149,672        12,790,774         10,143,744
   Net transfers (including
     fixed account)................          5,498,963          (515,992)        56,409,768          4,609,627
   Contract charges................          (166,214)          (132,373)       (3,572,402)        (3,848,194)
   Transfers for contract benefits
     and terminations..............        (1,777,307)        (1,599,872)      (68,488,642)       (57,776,719)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         11,440,631        (2,098,565)       (2,860,502)       (46,871,542)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         10,226,876          2,174,801       (2,931,008)       (49,816,092)
NET ASSETS:
   Beginning of year...............         16,273,783         14,098,982       293,895,134        343,711,226
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      26,500,659  $      16,273,783  $    290,964,126  $     293,895,134
                                     =================  =================  ================  =================

                                             BHFTII BRIGHTHOUSE                    BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         597,120  $        449,412  $      14,408,883  $      15,501,790
   Net realized gains (losses).....            636,916         1,186,066         81,772,333         96,020,997
   Change in unrealized gains
     (losses) on investments.......        (5,440,948)         3,481,913      (294,921,005)        220,726,273
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,206,912)         5,117,391      (198,739,789)        332,249,060
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,839,197         3,962,387         11,201,589         13,848,842
   Net transfers (including
     fixed account)................         21,601,428         2,691,825       (83,510,949)      (110,898,452)
   Contract charges................        (1,119,738)       (1,084,096)       (42,313,569)       (44,641,699)
   Transfers for contract benefits
     and terminations..............       (16,902,618)       (8,603,339)      (373,771,375)      (373,754,088)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          5,418,269       (3,033,223)      (488,394,304)      (515,445,397)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,211,357         2,084,168      (687,134,093)      (183,196,337)
NET ASSETS:
   Beginning of year...............        103,669,768       101,585,600      3,782,892,946      3,966,089,283
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     104,881,125  $    103,669,768  $   3,095,758,853  $   3,782,892,946
                                     =================  ================  =================  =================

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60
                                                  SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      3,790,418  $     10,450,855
   Net realized gains (losses).....        215,494,786       229,406,267
   Change in unrealized gains
     (losses) on investments.......      (667,253,153)       555,132,167
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (447,967,949)       794,989,289
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         34,039,161        28,725,505
   Net transfers (including
     fixed account)................       (51,910,411)      (44,951,439)
   Contract charges................       (68,995,140)      (70,632,340)
   Transfers for contract benefits
     and terminations..............      (627,924,141)     (556,029,062)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (714,790,531)     (642,887,336)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............    (1,162,758,480)       152,101,953
NET ASSETS:
   Beginning of year...............      6,576,710,655     6,424,608,702
                                     -----------------  ----------------
   End of year.....................   $  5,413,952,175  $  6,576,710,655
                                     =================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                             ASSET ALLOCATION 80                     MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (17,648,061)  $     (3,538,568)  $    (2,299,256)  $     (2,270,100)
   Net realized gains (losses).....       259,779,715        306,688,150        14,200,038          3,297,254
   Change in unrealized gains
     (losses) on investments.......     (759,581,911)        626,696,463      (38,603,934)         20,503,443
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (517,450,257)        929,846,045      (26,703,152)         21,530,597
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        20,368,804         18,953,433         1,726,610          1,156,973
   Net transfers (including
     fixed account)................      (52,307,796)       (54,487,230)       (5,133,638)       (10,052,172)
   Contract charges................      (59,323,746)       (60,329,642)       (1,296,295)        (1,469,963)
   Transfers for contract benefits
     and terminations..............     (499,428,393)      (475,232,333)      (21,304,120)       (20,972,930)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (590,691,131)      (571,095,772)      (26,007,443)       (31,338,092)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............   (1,108,141,388)        358,750,273      (52,710,595)        (9,807,495)
NET ASSETS:
   Beginning of year...............     5,997,031,325      5,638,281,052       207,336,567        217,144,062
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  4,888,889,937  $   5,997,031,325  $    154,625,972  $     207,336,567
                                     ================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        632,796  $         260,299  $      1,080,770  $       (435,335)
   Net realized gains (losses).....         5,120,014          3,016,360        58,237,340         36,120,617
   Change in unrealized gains
     (losses) on investments.......      (21,675,154)         12,784,945      (66,761,339)         92,842,966
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (15,922,344)         16,061,604       (7,443,229)        128,528,248
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,966,681            474,201         6,479,546          4,818,715
   Net transfers (including
     fixed account)................         6,535,170          3,331,701      (46,346,269)       (15,559,803)
   Contract charges................         (706,702)          (669,952)       (7,811,977)        (7,872,007)
   Transfers for contract benefits
     and terminations..............       (7,345,339)        (4,729,977)      (86,772,379)       (66,512,751)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,449,810        (1,594,027)     (134,451,079)       (85,125,846)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (14,472,534)         14,467,577     (141,894,308)         43,402,402
NET ASSETS:
   Beginning of year...............        72,337,511         57,869,934       831,306,119        787,903,717
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     57,864,977  $      72,337,511  $    689,411,811  $     831,306,119
                                     ================  =================  ================  =================


                                       BHFTII FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017                2018              2017
                                     ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,110,604)  $     (1,118,991)   $    (7,671,050)  $    (7,336,032)
   Net realized gains (losses).....         9,846,359          2,576,882         95,640,583        52,666,584
   Change in unrealized gains
     (losses) on investments.......      (13,105,567)         12,960,773       (90,743,540)        99,113,551
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,369,812)         14,418,664        (2,774,007)       144,444,103
                                     ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           961,242            730,878         11,797,946         2,086,012
   Net transfers (including
     fixed account)................       (2,475,917)        (2,643,247)        (2,864,706)      (37,724,041)
   Contract charges................         (668,707)          (674,193)        (4,206,805)       (4,031,954)
   Transfers for contract benefits
     and terminations..............       (6,911,041)        (5,669,411)       (55,263,650)      (44,696,388)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,094,423)        (8,255,973)       (50,537,215)      (84,366,371)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,464,235)          6,162,691       (53,311,222)        60,077,732
NET ASSETS:
   Beginning of year...............        72,637,850         66,475,159        507,080,287       447,002,555
                                     ----------------  -----------------   ----------------  ----------------
   End of year.....................  $     59,173,615  $      72,637,850   $    453,769,065  $    507,080,287
                                     ================  =================   ================  ================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (252,149)  $      (225,446)
   Net realized gains (losses).....          1,717,960         1,262,579
   Change in unrealized gains
     (losses) on investments.......        (3,235,985)           669,618
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,770,174)         1,706,751
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             41,211            58,337
   Net transfers (including
     fixed account)................            276,989         (800,412)
   Contract charges................          (198,638)         (187,375)
   Transfers for contract benefits
     and terminations..............          (648,874)         (694,603)
                                      ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (529,312)       (1,624,053)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,299,486)            82,698
NET ASSETS:
   Beginning of year...............         14,483,333        14,400,635
                                      ----------------  ----------------
   End of year.....................   $     12,183,847  $     14,483,333
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII LOOMIS SAYLES                      BHFTII
                                             SMALL CAP GROWTH             METLIFE AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,814)  $        (3,482)  $      4,145,351  $      3,889,186
   Net realized gains (losses)....            56,859            14,989       (2,275,005)         (660,920)
   Change in unrealized gains
     (losses) on investments......          (50,854)            60,562       (8,007,320)         1,302,889
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,191            72,069       (6,136,974)         4,531,155
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,700         6,507,008        11,664,549
   Net transfers (including
     fixed account)...............            43,369           (4,622)        16,545,609        18,585,730
   Contract charges...............           (1,161)           (1,132)       (4,146,075)       (4,049,129)
   Transfers for contract benefits
     and terminations.............          (88,583)          (26,581)      (31,907,003)      (25,846,480)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (46,375)          (20,635)      (13,000,461)           354,670
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (44,184)            51,434      (19,137,435)         4,885,825
NET ASSETS:
   Beginning of year..............           344,057           292,623       313,384,800       308,498,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        299,873  $        344,057  $    294,247,365  $    313,384,800
                                    ================  ================  ================  ================

                                                 BHFTII                              BHFTII
                                       METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (729,282)  $      (456,144)  $      1,545,569  $      1,183,507
   Net realized gains (losses)....        17,548,892        13,513,154         1,420,914         1,292,395
   Change in unrealized gains
     (losses) on investments......      (36,439,302)         7,969,638      (21,678,671)        20,812,992
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,619,692)        21,026,648      (18,712,188)        23,288,894
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,914,692         2,111,348         5,932,657         1,459,590
   Net transfers (including
     fixed account)...............       (1,605,908)         5,217,441         5,961,906         1,052,790
   Contract charges...............       (1,330,824)       (1,364,304)       (1,154,457)       (1,166,586)
   Transfers for contract benefits
     and terminations.............      (13,846,354)      (12,310,912)       (9,906,769)       (6,755,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,868,394)       (6,346,427)           833,337       (5,409,957)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,488,086)        14,680,221      (17,878,851)        17,878,937
NET ASSETS:
   Beginning of year..............       166,303,833       151,623,612       122,285,606       104,406,669
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,815,747  $    166,303,833  $    104,406,755  $    122,285,606
                                    ================  ================  ================  ================

                                                  BHFTII
                                       METLIFE RUSSELL 2000(R) INDEX        BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,016,598)  $      (760,516)  $        490,599  $        328,939
   Net realized gains (losses)....        15,075,076        10,561,103        64,349,783        45,393,328
   Change in unrealized gains
     (losses) on investments......      (32,956,301)         7,807,137     (101,504,078)        63,946,259
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,897,823)        17,607,724      (36,663,696)       109,668,526
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,126,146         2,290,216        19,480,075         7,490,877
   Net transfers (including
     fixed account)...............         7,004,555         1,097,020         9,775,718      (15,112,884)
   Contract charges...............       (1,370,455)       (1,383,066)       (4,854,612)       (4,785,424)
   Transfers for contract benefits
     and terminations.............      (12,975,022)      (10,931,270)      (64,969,331)      (53,171,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           785,224       (8,927,100)      (40,568,150)      (65,578,779)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,112,599)         8,680,624      (77,231,846)        44,089,747
NET ASSETS:
   Beginning of year..............       152,382,147       143,701,523       639,076,662       594,986,915
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    134,269,548  $    152,382,147  $    561,844,816  $    639,076,662
                                    ================  ================  ================  ================


                                       BHFTII MFS(R) TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        240,474  $        362,168
   Net realized gains (losses)....         2,985,938         3,028,896
   Change in unrealized gains
     (losses) on investments......       (6,093,267)           859,219
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,866,855)         4,250,283
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,831           386,056
   Net transfers (including
     fixed account)...............         (244,296)         1,616,798
   Contract charges...............         (316,189)         (309,336)
   Transfers for contract benefits
     and terminations.............       (3,991,269)       (4,367,258)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,186,923)       (2,673,740)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,053,778)         1,576,543
NET ASSETS:
   Beginning of year..............        42,885,568        41,309,025
                                    ----------------  ----------------
   End of year....................  $     35,831,790  $     42,885,568
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                           BHFTII MFS(R) VALUE              NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (735,962)  $        929,666  $    (1,930,848)  $    (1,856,347)
   Net realized gains (losses)....        20,158,682        20,058,584        22,489,378        16,343,019
   Change in unrealized gains
     (losses) on investments......      (51,764,838)        22,256,899      (29,833,570)         2,627,338
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (32,342,118)        43,245,149       (9,275,040)        17,114,010
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,583,715         2,183,152         1,862,706         1,043,835
   Net transfers (including
     fixed account)...............          (71,834)       (3,392,053)       (4,984,142)       (2,630,371)
   Contract charges...............       (3,036,955)       (3,138,531)       (1,162,334)       (1,185,920)
   Transfers for contract benefits
     and terminations.............      (25,226,829)      (22,313,184)      (13,172,700)      (11,417,129)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,751,903)      (26,660,616)      (17,456,470)      (14,189,585)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,094,021)        16,584,533      (26,731,510)         2,924,425
NET ASSETS:
   Beginning of year..............       301,209,781       284,625,248       136,037,963       133,113,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    247,115,760  $    301,209,781  $    109,306,453  $    136,037,963
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,827,417)  $    (3,468,591)   $      (201,138)  $      (169,343)
   Net realized gains (losses)....        54,599,649        16,135,188          1,699,230         1,246,070
   Change in unrealized gains
     (losses) on investments......      (58,693,758)        49,834,910        (2,519,895)         1,478,283
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,921,526)        62,501,507        (1,021,803)         2,555,010
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,851,142         4,227,293            418,179           337,222
   Net transfers (including
     fixed account)...............        17,748,182        11,788,258           (96,822)         (769,052)
   Contract charges...............       (2,488,089)       (2,160,255)           (67,557)          (65,302)
   Transfers for contract benefits
     and terminations.............      (27,377,435)      (18,707,971)        (1,263,636)         (897,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,733,800       (4,852,675)        (1,009,836)       (1,394,387)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,187,726)        57,648,832        (2,031,639)         1,160,623
NET ASSETS:
   Beginning of year..............       261,127,419       203,478,587         14,148,515        12,987,892
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    259,939,693  $    261,127,419   $     12,116,876  $     14,148,515
                                    ================  ================   ================  ================

                                                 BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                     VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,162,555)  $    (1,270,785)  $     39,209,719  $     25,931,556
   Net realized gains (losses)....       (1,433,525)       (2,828,419)           428,365         4,460,578
   Change in unrealized gains
     (losses) on investments......      (21,400,844)         2,914,102      (94,399,767)        37,755,554
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (23,996,924)       (1,185,102)      (54,761,683)        68,147,688
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           150,530           327,633        29,285,136         9,221,403
   Net transfers (including
     fixed account)...............         3,617,316         7,488,970        26,427,515        46,580,377
   Contract charges...............       (1,126,631)       (1,190,620)      (10,895,042)      (11,370,638)
   Transfers for contract benefits
     and terminations.............       (6,749,377)       (5,420,796)     (119,030,364)      (95,754,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,108,162)         1,205,187      (74,212,755)      (51,323,828)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (28,105,086)            20,085     (128,974,438)        16,823,860
NET ASSETS:
   Beginning of year..............        88,061,334        88,041,249     1,066,892,358     1,050,068,498
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     59,956,248  $     88,061,334  $    937,917,920  $  1,066,892,358
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,448,199  $      2,478,326
   Net realized gains (losses)....       (1,703,074)         (511,303)
   Change in unrealized gains
     (losses) on investments......       (1,693,598)       (1,336,727)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,948,473)           630,296
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,628,438         2,514,141
   Net transfers (including
     fixed account)...............         9,885,195        16,592,186
   Contract charges...............       (2,956,262)       (3,020,397)
   Transfers for contract benefits
     and terminations.............      (29,848,486)      (22,950,401)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,291,115)       (6,864,471)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,239,588)       (6,234,175)
NET ASSETS:
   Beginning of year..............       244,111,008       250,345,183
                                    ----------------  ----------------
   End of year....................  $    226,871,420  $    244,111,008
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                      BLACKROCK GLOBAL ALLOCATION V.I.      DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,897  $           (188)  $        (34,358)  $        681,064
   Net realized gains (losses).....           310,856             42,155          (434,350)         (485,504)
   Change in unrealized gains
     (losses) on investments.......         (851,294)            283,220        (1,344,486)         2,004,714
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (534,541)            325,187        (1,813,194)         2,200,274
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,169,361             19,338            310,679           274,851
   Net transfers (including
     fixed account)................           481,645            155,786          (310,812)         (207,971)
   Contract charges................          (11,595)            (2,648)              (881)           (1,039)
   Transfers for contract benefits
     and terminations..............         (120,207)           (80,359)        (1,037,981)       (1,069,917)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         4,519,204             92,117        (1,038,995)       (1,004,076)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         3,984,663            417,304        (2,852,189)         1,196,198
NET ASSETS:
   Beginning of year...............         2,999,343          2,582,039         12,446,509        11,250,311
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $      6,984,006  $       2,999,343  $       9,594,320  $     12,446,509
                                     ================  =================  =================  ================

                                          FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            131  $           1,755  $           (918)  $          (749)
   Net realized gains (losses).....                (2)            (1,501)              4,733             5,828
   Change in unrealized gains
     (losses) on investments.......              (220)                414            (2,396)             7,443
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (91)                668              1,419            12,522
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --                 --                --
   Net transfers (including
     fixed account)................                 --                 --                 --                --
   Contract charges................                 --                 --                 --                --
   Transfers for contract benefits
     and terminations..............                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............               (93)           (25,566)              1,312            11,375
NET ASSETS:
   Beginning of year...............              2,008             27,574             58,964            47,589
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $          1,915  $           2,008  $          60,276  $         58,964
                                      ================  =================  =================  ================

                                        FIDELITY(R) VIP ASSET MANAGER          FIDELITY(R) VIP CONTRAFUND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         171,899  $         352,165  $    (4,658,059)  $    (2,690,012)
   Net realized gains (losses).....          1,997,602          7,905,617        75,006,364        52,246,703
   Change in unrealized gains
     (losses) on investments.......        (6,425,359)            276,145     (111,391,708)        61,091,851
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,255,858)          8,533,927      (41,043,403)       110,648,542
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            804,743            816,124        12,841,606         9,296,181
   Net transfers (including
     fixed account)................        (1,588,602)          (587,508)      (10,166,095)      (10,602,317)
   Contract charges................            (7,501)            (8,530)       (4,513,633)       (4,504,202)
   Transfers for contract benefits
     and terminations..............        (7,944,461)        (7,180,351)      (66,046,593)      (52,772,793)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,735,821)        (6,960,265)      (67,884,715)      (58,583,131)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (12,991,679)          1,573,662     (108,928,118)        52,065,411
NET ASSETS:
   Beginning of year...............         72,267,994         70,694,332       625,750,850       573,685,439
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      59,276,315  $      72,267,994  $    516,822,732  $    625,750,850
                                     =================  =================  ================  ================

                                         FIDELITY(R) VIP EQUITY-INCOME
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          35,858  $          14,698
   Net realized gains (losses).....            231,025            106,867
   Change in unrealized gains
     (losses) on investments.......          (692,539)            395,750
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (425,656)            517,315
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              2,063             11,240
   Net transfers (including
     fixed account)................           (42,217)           (31,585)
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............          (604,458)          (262,921)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (644,612)          (283,266)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,070,268)            234,049
NET ASSETS:
   Beginning of year...............          4,975,328          4,741,279
                                     -----------------  -----------------
   End of year.....................  $       3,905,060  $       4,975,328
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                      FIDELITY(R) VIP FUNDSMANAGER 50%     FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (28,570,555)  $    (38,857,043)  $    (21,186,152)  $   (29,267,942)
   Net realized gains (losses).....       387,861,639         67,821,547        361,132,051       195,422,805
   Change in unrealized gains
     (losses) on investments.......     (653,490,971)        504,990,287      (535,553,464)       244,571,811
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (294,199,887)        533,954,791      (195,607,565)       410,726,674
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,472,632          5,377,314          6,309,500         9,181,264
   Net transfers (including
     fixed account)................                --          (215,412)                 --                --
   Contract charges................                --                 --                 --                --
   Transfers for contract benefits
     and terminations..............     (620,216,112)      (326,903,630)      (445,225,372)     (812,246,912)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (613,743,480)      (321,741,728)      (438,915,872)     (803,065,648)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............     (907,943,367)        212,213,063      (634,523,437)     (392,338,974)
NET ASSETS:
   Beginning of year...............     4,703,906,420      4,491,693,357      2,781,261,557     3,173,600,531
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,795,963,053  $   4,703,906,420  $   2,146,738,120  $  2,781,261,557
                                     ================  =================  =================  ================

                                                FIDELITY(R) VIP
                                            GOVERNMENT MONEY MARKET              FIDELITY(R) VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $         49,575  $       (123,765)  $    (2,042,899)  $    (1,861,188)
   Net realized gains (losses).....                 --                 --        32,112,863        18,097,088
   Change in unrealized gains
     (losses) on investments.......                  3                 --      (31,265,399)        30,252,875
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             49,578          (123,765)       (1,195,435)        46,488,775
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            897,378            779,923         1,847,353         1,779,571
   Net transfers (including
     fixed account)................            747,649              9,806       (3,228,562)       (2,203,752)
   Contract charges................            (1,472)            (1,570)          (15,633)          (16,508)
   Transfers for contract benefits
     and terminations..............        (1,808,738)        (2,017,458)      (14,268,095)      (13,492,021)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (165,183)        (1,229,299)      (15,664,937)      (13,932,710)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          (115,605)        (1,353,064)      (16,860,372)        32,556,065
NET ASSETS:
   Beginning of year...............         17,602,157         18,955,221       177,086,628       144,530,563
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     17,486,552  $      17,602,157  $    160,226,256  $    177,086,628
                                      ================  =================  ================  ================


                                          FIDELITY(R) VIP INDEX 500              FIDELITY(R) VIP MID CAP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         294,869  $         269,524  $    (4,118,485)  $    (3,716,096)
   Net realized gains (losses).....          4,311,968          4,090,359        46,442,108        26,427,590
   Change in unrealized gains
     (losses) on investments.......        (7,834,778)          7,335,146     (104,511,568)        51,034,462
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (3,227,941)         11,695,029      (62,187,945)        73,745,956
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 13        10,328,023         6,484,931
   Net transfers (including
     fixed account)................        (1,125,805)        (1,230,024)       (3,262,083)       (7,529,604)
   Contract charges................           (17,245)           (18,688)       (4,959,024)       (5,055,441)
   Transfers for contract benefits
     and terminations..............        (5,803,898)        (6,284,195)      (47,374,116)      (33,163,200)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,946,948)        (7,532,894)      (45,267,200)      (39,263,314)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (10,174,889)          4,162,135     (107,455,145)        34,482,642
NET ASSETS:
   Beginning of year...............         66,077,861         61,915,726       444,177,834       409,695,192
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      55,902,972  $      66,077,861  $    336,722,689  $    444,177,834
                                     =================  =================  ================  ================


                                          FIDELITY(R) VIP OVERSEAS
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          12,233  $           7,538
   Net realized gains (losses).....             72,873             57,495
   Change in unrealized gains
     (losses) on investments.......          (770,959)            990,001
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (685,853)          1,055,034
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             67,368             47,956
   Net transfers (including
     fixed account)................           (32,603)           (46,711)
   Contract charges................               (38)               (41)
   Transfers for contract benefits
     and terminations..............          (283,553)          (344,662)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (248,826)          (343,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (934,679)            711,576
NET ASSETS:
   Beginning of year...............          4,543,644          3,832,068
                                     -----------------  -----------------
   End of year.....................  $       3,608,965  $       4,543,644
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                       FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP           FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,496,216  $       7,200,274  $      1,208,972  $      1,156,190
   Net realized gains (losses)....         1,428,156          1,254,900         6,514,086         7,238,844
   Change in unrealized gains
     (losses) on investments......      (22,969,206)         12,035,192      (19,962,133)           588,955
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (13,044,834)         20,490,366      (12,239,075)         8,983,989
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,403,491          3,350,612         1,601,354         1,781,630
   Net transfers (including
     fixed account)...............           408,131          3,919,919           815,223         2,339,371
   Contract charges...............       (2,660,976)        (2,765,136)       (1,300,237)       (1,366,178)
   Transfers for contract benefits
     and terminations.............      (30,996,185)       (25,708,194)      (16,476,798)      (13,100,987)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (27,845,539)       (21,202,799)      (15,360,458)      (10,346,164)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (40,890,373)          (712,433)      (27,599,533)       (1,362,175)
NET ASSETS:
   Beginning of year..............       259,462,703        260,175,136       133,542,917       134,905,092
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    218,572,330  $     259,462,703  $    105,943,384  $    133,542,917
                                    ================  =================  ================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (590,781)  $    (1,045,277)  $        541,919  $        578,128
   Net realized gains (losses)....         19,821,500        10,274,597            37,325          (35,143)
   Change in unrealized gains
     (losses) on investments......       (36,050,020)         2,044,449      (12,421,982)         9,092,479
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (16,819,301)        11,273,769      (11,842,738)         9,635,464
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,824,157         2,454,753           122,654           158,997
   Net transfers (including
     fixed account)...............            561,083         (592,795)         5,327,341       (1,680,805)
   Contract charges...............        (1,562,312)       (1,615,596)         (855,303)         (894,483)
   Transfers for contract benefits
     and terminations.............       (12,334,646)       (8,414,805)       (4,586,691)       (5,040,480)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,511,718)       (8,168,443)             8,001       (7,456,771)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,331,019)         3,105,326      (11,834,737)         2,178,693
NET ASSETS:
   Beginning of year..............        131,376,313       128,270,987        70,683,455        68,504,762
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     104,045,294  $    131,376,313  $     58,848,718  $     70,683,455
                                    =================  ================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP         INVESCO V.I. AMERICAN FRANCHISE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,791,526)  $     (2,854,279)  $          (191)  $          (186)
   Net realized gains (losses)....       (1,691,871)          (588,268)             1,744             1,209
   Change in unrealized gains
     (losses) on investments......         5,722,312          4,800,233           (1,652)             2,125
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,238,915          1,357,686              (99)             3,148
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,620,384          2,622,382                --                --
   Net transfers (including
     fixed account)...............         3,841,758          9,321,846                --                --
   Contract charges...............       (2,549,046)        (2,626,411)                --                --
   Transfers for contract benefits
     and terminations.............      (21,044,249)       (16,979,649)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (12,131,153)        (7,661,832)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (10,892,238)        (6,304,146)          (12,685)             2,428
NET ASSETS:
   Beginning of year..............       207,536,185        213,840,331            14,923            12,495
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    196,643,947  $     207,536,185  $          2,238  $         14,923
                                    ================  =================  ================  ================


                                        INVESCO V.I. CORE EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (646)  $          (587)
   Net realized gains (losses)....            13,906            20,517
   Change in unrealized gains
     (losses) on investments......          (26,464)           (4,684)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (13,204)            15,246
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............           (2,573)                75
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (4,177)          (56,447)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (6,750)          (56,372)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (19,954)          (41,126)
NET ASSETS:
   Beginning of year..............           130,081           171,207
                                    ----------------  ----------------
   End of year....................  $        110,127  $        130,081
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,783,260  $        557,088  $              9  $               3
   Net realized gains (losses).....         40,594,624        21,270,992               109                 57
   Change in unrealized gains
     (losses) on investments.......      (114,250,594)        37,279,662             (277)                 68
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,872,710)        59,107,742             (159)                128
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         25,205,893        20,101,042                --                 --
   Net transfers (including
     fixed account)................          7,575,152        13,395,950                --              1,138
   Contract charges................        (7,146,875)       (7,232,802)                --              (522)
   Transfers for contract benefits
     and terminations..............       (76,228,957)      (58,238,576)               (7)              (651)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (50,594,787)      (31,974,386)               (7)               (35)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (120,467,497)        27,133,356             (166)                 93
NET ASSETS:
   Beginning of year...............        681,403,273       654,269,917             1,110              1,017
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     560,935,776  $    681,403,273  $            944  $           1,110
                                     =================  ================  ================  =================


                                      INVESCO V.I. INTERNATIONAL GROWTH          IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,092,683  $       (306,814)  $           1,514  $          1,241
   Net realized gains (losses).....          6,398,939          7,444,149             14,088           (2,480)
   Change in unrealized gains
     (losses) on investments.......       (50,284,813)         42,782,098           (34,262)            47,423
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (42,793,191)         49,919,433           (18,660)            46,184
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,495,662          3,246,532                200                --
   Net transfers (including
     fixed account)................         18,323,682        (3,134,671)           (13,138)            53,650
   Contract charges................        (3,019,027)        (3,199,879)                (8)               (7)
   Transfers for contract benefits
     and terminations..............       (29,132,218)       (21,257,291)           (32,051)              (12)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (9,331,901)       (24,345,309)           (44,997)            53,631
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (52,125,092)         25,574,124           (63,657)            99,815
NET ASSETS:
   Beginning of year...............        269,423,754        243,849,630            332,996           233,181
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     217,298,662  $     269,423,754  $         269,339  $        332,996
                                     =================  =================  =================  ================

                                              LMPVET CLEARBRIDGE                          LMPVET
                                          VARIABLE AGGRESSIVE GROWTH         CLEARBRIDGE VARIABLE APPRECIATION
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2018               2017               2018              2017
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (2,704,438)  $     (2,855,686)  $       (811,048)  $       (891,816)
   Net realized gains (losses).....         30,911,333         28,733,843         44,196,685         28,854,954
   Change in unrealized gains
     (losses) on investments.......       (56,688,564)         16,514,276       (54,650,170)         42,828,296
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (28,481,669)         42,392,433       (11,264,533)         70,791,434
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         17,256,880         12,163,897         18,890,436         12,788,613
   Net transfers (including
     fixed account)................           (58,922)          1,668,829       (15,849,002)             13,177
   Contract charges................        (3,403,106)        (3,351,968)        (5,005,606)        (4,896,400)
   Transfers for contract benefits
     and terminations..............       (32,718,784)       (24,939,914)       (45,729,547)       (32,547,983)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,923,932)       (14,459,156)       (47,693,719)       (24,642,593)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (47,405,601)         27,933,277       (58,958,252)         46,148,841
NET ASSETS:
   Beginning of year...............        321,469,898        293,536,621        452,130,395        405,981,554
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    274,064,297  $     321,469,898  $     393,172,143  $     452,130,395
                                      ================  =================  =================  =================

                                             LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2018               2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (51,375)  $        (64,634)
   Net realized gains (losses).....         22,678,338          6,426,078
   Change in unrealized gains
     (losses) on investments.......       (35,551,367)         27,815,865
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (12,924,404)         34,177,309
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         11,994,980          8,178,729
   Net transfers (including
     fixed account)................        (3,506,979)            911,632
   Contract charges................        (2,430,895)        (2,404,766)
   Transfers for contract benefits
     and terminations..............       (24,199,142)       (17,115,313)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,142,036)       (10,429,718)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (31,066,440)         23,747,591
NET ASSETS:
   Beginning of year...............        224,472,939        200,725,348
                                     -----------------  -----------------
   End of year.....................  $     193,406,499  $     224,472,939
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                    LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (45,396)  $       (49,414)  $       (18,266)  $       (34,951)
   Net realized gains (losses)....           417,182           338,155           590,716           654,318
   Change in unrealized gains
     (losses) on investments......         (327,244)           377,477       (1,263,154)           287,048
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            44,542           666,218         (690,704)           906,415
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             5,260             3,105            23,428            49,457
   Net transfers (including
     fixed account)...............         (203,085)          (25,383)           208,243       (1,856,934)
   Contract charges...............          (12,359)          (12,122)          (71,780)          (79,504)
   Transfers for contract benefits
     and terminations.............         (880,482)         (543,531)         (583,343)         (594,433)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,090,666)         (577,931)         (423,452)       (2,481,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,046,124)            88,287       (1,114,156)       (1,574,999)
NET ASSETS:
   Beginning of year..............         3,261,658         3,173,371         7,016,572         8,591,571
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,215,534  $      3,261,658  $      5,902,416  $      7,016,572
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE             LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                   CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,719,359)  $    (1,525,109)  $        400,599  $        393,932
   Net realized gains (losses)....        20,768,811         6,294,589         1,604,788         4,986,303
   Change in unrealized gains
     (losses) on investments......      (15,336,872)        17,263,633       (4,061,458)         (875,884)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,712,580        22,033,113       (2,056,071)         4,504,351
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,239,546         3,327,457           196,353           421,591
   Net transfers (including
     fixed account)...............       (8,047,366)       (4,318,114)           327,139           401,235
   Contract charges...............       (1,447,146)       (1,305,775)         (470,143)         (469,764)
   Transfers for contract benefits
     and terminations.............      (10,955,607)       (8,853,017)       (5,084,764)       (3,560,761)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,210,573)      (11,149,449)       (5,031,415)       (3,207,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,497,993)        10,883,664       (7,087,486)         1,296,652
NET ASSETS:
   Beginning of year..............       113,694,790       102,811,126        40,132,539        38,835,887
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    104,196,797  $    113,694,790  $     33,045,053  $     40,132,539
                                    ================  ================  ================  ================

                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        996,052  $        373,414  $          3,273  $          2,448
   Net realized gains (losses)....         5,663,427        15,727,442            54,660           199,715
   Change in unrealized gains
     (losses) on investments......      (14,026,648)       (1,965,464)         (105,442)          (83,073)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,367,169)        14,135,392          (47,509)           119,090
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,945           478,935                --            12,453
   Net transfers (including
     fixed account)...............         (216,321)         (616,366)             1,713             6,028
   Contract charges...............         (920,536)         (934,163)             (296)             (404)
   Transfers for contract benefits
     and terminations.............       (9,791,066)       (7,328,788)         (210,483)         (254,376)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,272,978)       (8,400,382)         (209,066)         (236,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,640,147)         5,735,010         (256,575)         (117,209)
NET ASSETS:
   Beginning of year..............        89,558,223        83,823,213           803,869           921,078
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     71,918,076  $     89,558,223  $        547,294  $        803,869
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,166,796  $      3,341,225
   Net realized gains (losses)....       (1,103,797)         (676,542)
   Change in unrealized gains
     (losses) on investments......       (6,633,498)         3,451,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,570,499)         6,116,211
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,585,164         1,134,141
   Net transfers (including
     fixed account)...............         1,804,505         2,716,610
   Contract charges...............         (904,804)         (952,072)
   Transfers for contract benefits
     and terminations.............       (9,233,724)       (9,373,450)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,748,859)       (6,474,771)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,319,358)         (358,560)
NET ASSETS:
   Beginning of year..............        87,572,384        87,930,944
                                    ----------------  ----------------
   End of year....................  $     80,253,026  $     87,572,384
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                        MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (26)  $           (51)  $           (112)  $          (250)
   Net realized gains (losses)....             1,155             1,240              1,714             4,682
   Change in unrealized gains
     (losses) on investments......           (1,294)               111            (1,928)             (417)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (165)             1,300              (326)             4,015
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                 --                --
   Net transfers (including
     fixed account)...............                --                --              2,929                --
   Contract charges...............                --                --                 --                --
   Transfers for contract benefits
     and terminations.............           (3,230)           (4,084)            (1,219)          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (3,230)           (4,084)              1,710          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (3,395)           (2,784)              1,384          (34,671)
NET ASSETS:
   Beginning of year..............             6,043             8,827              6,563            41,234
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $          2,648  $          6,043  $           7,947  $          6,563
                                    ================  ================  =================  ================

                                                                                  MORGAN STANLEY
                                            MFS(R) VIT RESEARCH              VIF GLOBAL INFRASTRUCTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (151)  $             (9)  $          7,597  $          4,862
   Net realized gains (losses)....             4,184              2,684            14,820            25,749
   Change in unrealized gains
     (losses) on investments......           (5,181)              1,215          (69,920)            27,754
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (1,148)              3,890          (47,503)            58,365
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --             3,025             3,778
   Net transfers (including
     fixed account)...............                --                 --             6,537            47,785
   Contract charges...............                --                 --             (119)              (89)
   Transfers for contract benefits
     and terminations.............             (678)            (4,398)          (45,017)          (68,583)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (678)            (4,398)          (35,574)          (17,109)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (1,826)              (508)          (83,077)            41,256
NET ASSETS:
   Beginning of year..............            21,100             21,608           545,195           503,939
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         19,274  $          21,100  $        462,118  $        545,195
                                    ================  =================  ================  ================

                                                                                  OPPENHEIMER VA
                                         NEUBERGER BERMAN GENESIS            GLOBAL MULTI-ALTERNATIVES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018            2017 (A)
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (50)  $           (54)  $        (2,789)  $            (47)
   Net realized gains (losses)....               572             1,494             (340)               (90)
   Change in unrealized gains
     (losses) on investments......             (935)             (493)           (7,979)            (3,134)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (413)               947          (11,108)            (3,271)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 50
   Net transfers (including
     fixed account)...............                --                --          (10,093)            259,386
   Contract charges...............                --                --              (23)               (16)
   Transfers for contract benefits
     and terminations.............               (3)           (2,006)           (3,600)            (2,485)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               (3)           (2,006)          (13,716)            256,935
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (416)           (1,059)          (24,824)            253,664
NET ASSETS:
   Beginning of year..............             5,505             6,564           253,664                 --
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          5,089  $          5,505  $        228,840  $         253,664
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                            GOVERNMENT MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             --  $           (32)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                 2                --
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                 2              (32)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (150)             (177)
NET ASSETS:
   Beginning of year..............             3,219             3,396
                                    ----------------  ----------------
   End of year....................  $          3,069  $          3,219
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,474,043)  $      (824,978)  $          (257)  $         (163)
   Net realized gains (losses)....        19,484,189        10,132,948            17,255            3,121
   Change in unrealized gains
     (losses) on investments......      (28,702,815)         4,224,374          (30,519)           12,465
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,692,669)        13,532,344          (13,521)           15,423
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,244,630         1,283,733                --               --
   Net transfers (including
     fixed account)...............       (2,268,049)       (2,190,062)                --               --
   Contract charges...............       (1,253,357)       (1,304,527)                --               --
   Transfers for contract benefits
     and terminations.............      (15,016,227)       (9,826,409)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,293,003)      (12,037,265)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (27,985,672)         1,495,079         (100,983)           11,735
NET ASSETS:
   Beginning of year..............       116,688,023       115,192,944           113,981          102,246
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     88,702,351  $    116,688,023  $         12,998  $       113,981
                                    ================  ================  ================  ===============

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2018             2017              2018              2017
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         2,253  $         44,210  $          5,830  $            334
   Net realized gains (losses)....           (5,559)           (9,161)             3,675             2,254
   Change in unrealized gains
     (losses) on investments......          (66,127)          (32,485)          (13,072)            15,463
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (69,433)             2,564           (3,567)            18,051
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,700            14,701             1,336             1,741
   Net transfers (including
     fixed account)...............             5,480            20,842            42,724            48,507
   Contract charges...............              (49)              (75)              (66)              (64)
   Transfers for contract benefits
     and terminations.............          (26,852)          (39,639)          (57,629)          (64,152)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (18,721)           (4,171)          (13,635)          (13,968)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (88,154)           (1,607)          (17,202)             4,083
NET ASSETS:
   Beginning of year..............           463,243           464,850           564,134           560,051
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $       375,089  $        463,243  $        546,932  $        564,134
                                     ===============  ================  ================  ================

                                                PIMCO VIT
                                          EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,711  $         31,271  $      (596,306)  $      (517,266)
   Net realized gains (losses)....           (3,166)             2,773         5,632,080         6,180,507
   Change in unrealized gains
     (losses) on investments......          (78,997)            32,872      (18,355,064)         1,654,564
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (58,452)            66,916      (13,319,290)         7,317,805
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,207             4,294         1,361,526         1,259,070
   Net transfers (including
     fixed account)...............             7,731           251,758         2,365,298           776,762
   Contract charges...............             (102)             (104)         (655,786)         (687,778)
   Transfers for contract benefits
     and terminations.............          (46,839)          (47,137)       (8,281,154)       (6,607,009)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,003)           208,811       (5,210,116)       (5,258,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (94,455)           275,727      (18,529,406)         2,058,850
NET ASSETS:
   Beginning of year..............           921,470           645,743        69,380,389        67,321,539
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        827,015  $        921,470  $     50,850,983  $     69,380,389
                                    ================  ================  ================  ================


                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,941  $          1,618
   Net realized gains (losses)....            18,597            15,679
   Change in unrealized gains
     (losses) on investments......          (41,198)          (13,505)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (20,660)             3,792
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               555               334
   Net transfers (including
     fixed account)...............             2,718            17,579
   Contract charges...............           (3,242)           (3,098)
   Transfers for contract benefits
     and terminations.............          (11,990)          (26,920)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (11,959)          (12,105)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (32,619)           (8,313)
NET ASSETS:
   Beginning of year..............           243,714           252,027
                                    ----------------  ----------------
   End of year....................  $        211,095  $        243,714
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,059  $         (1,625)  $        (59,385)  $        (48,580)
   Net realized gains (losses)......                 --                 --            957,143          1,376,079
   Change in unrealized gains
     (losses) on investments........               (16)                 --          (989,532)            722,890
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,043            (1,625)           (91,774)          2,050,389
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            225,757            228,728
   Net transfers (including
     fixed account).................                 --          (126,898)          (268,886)          (117,076)
   Contract charges.................               (75)              (108)            (1,017)            (1,098)
   Transfers for contract benefits
     and terminations...............          (210,390)           (14,683)          (660,287)          (557,208)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (210,465)          (141,689)          (704,433)          (446,654)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (209,422)          (143,314)          (796,207)          1,603,735
NET ASSETS:
   Beginning of year................            389,371            532,685          7,996,385          6,392,650
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         179,949  $         389,371  $       7,200,178  $       7,996,385
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           2,454  $           3,036  $           (772)  $           (820)
   Net realized gains (losses)......             27,076             18,893             15,166             11,346
   Change in unrealized gains
     (losses) on investments........          (105,877)             84,436           (19,785)              9,713
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (76,347)            106,365            (5,391)             20,239
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,174             19,749                 --                 --
   Net transfers (including
     fixed account).................                 --             11,575             30,491                279
   Contract charges.................               (70)               (69)               (83)               (91)
   Transfers for contract benefits
     and terminations...............           (15,504)            (3,303)            (4,213)           (17,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              4,600             27,952             26,195           (17,545)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (71,747)            134,317             20,804              2,694
NET ASSETS:
   Beginning of year................            517,492            383,175            146,640            143,946
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         445,745  $         517,492  $         167,444  $         146,640
                                      =================  =================  =================  =================

(a) For the period April 28, 2017 to December 31, 2017.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     Oppenheimer Variable Account Funds ("Oppenheimer
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")    VA")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price Government Money Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                    T. Rowe Price International Fund, Inc.
   ("LMPVET")                                                The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

Alger Small Cap Growth Sub-Account                     American Funds(R) Global Small Capitalization
American Funds(R) Bond Sub-Account (a)                   Sub-Account (a)
American Funds(R) Global Growth Sub-Account (a)        American Funds(R) Growth Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


American Funds(R) Growth-Income Sub-Account (a)          BHFTI PanAgora Global Diversified Risk
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account
BHFTI American Funds(R) Balanced Allocation              BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds(R) Growth Allocation                BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI American Funds(R) Growth Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI Victory Sycamore Mid Cap Value Sub-Account
   Sub-Account                                           BHFTI Wells Capital Management Mid Cap Value
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII Baillie Gifford International Stock
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Capital Appreciation
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-           Sub-Account (a)
   Account                                               BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Sub-Account (a)
   Sub-Account (a)                                       BHFTII Brighthouse/Dimensional International Small
BHFTI Clarion Global Real Estate Sub-Account               Company Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Wellington Core Equity
   Sub-Account (a)                                         Opportunities Sub-Account (a)
BHFTI Fidelity Institutional Asset Management(R)         BHFTII Frontier Mid Cap Growth Sub-Account
   Government Income Sub-Account                         BHFTII Jennison Growth Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI Invesco Comstock Sub-Account                       BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MFS(R) Value Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           BHFTII T. Rowe Price Large Cap Growth
BHFTI MFS(R) Research International Sub-Account (a)        Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII T. Rowe Price Small Cap Growth
   Sub-Account (a)                                         Sub-Account (a)
BHFTI Oppenheimer Global Equity Sub-Account              BHFTII VanEck Global Natural Resources
                                                           Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Western Asset Management Strategic Bond           LMPVET ClearBridge Variable Large Cap Growth
   Opportunities Sub-Account (a)                            Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVET ClearBridge Variable Small Cap Growth
DWS CROCI(R) International VIP Sub-Account                  Sub-Account (a)
Federated High Income Bond Sub-Account                   LMPVET QS Variable Conservative Growth
Federated Kaufman Sub-Account                               Sub-Account
Fidelity(R) VIP Asset Manager Sub-Account                LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET QS Variable Moderate Growth Sub-Account
Fidelity(R) VIP Equity-Income Sub-Account                LMPVIT Western Asset Variable Global High Yield
Fidelity(R) VIP FundsManager 50% Sub-Account                Bond Sub-Account (a)
Fidelity(R) VIP FundsManager 60% Sub-Account             MFS(R) VIT Investors Trust Sub-Account
Fidelity(R) VIP Government Money Market                  MFS(R) VIT New Discovery Sub-Account
   Sub-Account                                           MFS(R) VIT Research Sub-Account
Fidelity(R) VIP Growth Sub-Account                       Morgan Stanley VIF Global Infrastructure
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      Neuberger Berman Genesis Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     Oppenheimer VA Global Multi-Alternatives
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Oppenheimer VA Government Money Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Oppenheimer VA Main Street Small Cap
FTVIPT Templeton Foreign VIP Sub-Account                    Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             Oppenheimer VA Main Street Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Commodity RealReturn(R) Strategy
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account               PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)        Pioneer VCT Mid Cap Value Sub-Account
Ivy VIP Asset Strategy Sub-Account                       Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price Government Money Sub-Account
   Sub-Account (a)                                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Appreciation                 T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2018:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Total Return Bond Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset    BHFTI Schroders Global Multi-Asset II Sub-Account
   Plus Sub-Account
BHFTII MFS(R) Value II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche I CROCI(R) International VIP                  DWS CROCI(R) International VIP
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

TRUST NAME CHANGE:

Former Name                                               New Name

Deutsche Variable Series I                                Deutsche DWS Variable Series I

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      2,099,884       53,809,538         2,773,261         6,398,878
     American Funds(R) Bond Sub-Account.........................     12,001,777      128,156,615        12,298,261        19,613,291
     American Funds(R) Global Growth Sub-Account................     10,185,771      239,993,154        31,279,930        37,356,847
     American Funds(R) Global Small Capitalization Sub-Account..      4,455,369       90,782,093         7,491,328        17,001,992
     American Funds(R) Growth Sub-Account.......................      9,205,978      556,715,882        80,031,963       157,222,396
     American Funds(R) Growth-Income Sub-Account................      7,775,801      315,800,932        44,962,307        63,211,985
     BHFTI AB Global Dynamic Allocation Sub-Account.............    237,835,773    2,432,091,223        67,554,994       332,416,327
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    313,241,838    2,895,048,856       238,039,293       336,044,767
     BHFTI American Funds(R) Growth Allocation Sub-Account......    189,515,389    1,652,129,842       148,521,520       183,685,848
     BHFTI American Funds(R) Growth Sub-Account.................     73,101,332      686,391,965       142,013,332        79,065,422
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    151,165,920    1,415,129,827       104,415,155       185,487,647
     BHFTI AQR Global Risk Balanced Sub-Account.................    248,180,243    2,539,138,515       213,719,300       263,854,175
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    465,991,685    4,593,698,714       416,419,519       517,972,314
     BHFTI BlackRock High Yield Sub-Account.....................     31,231,361      247,201,924        32,764,158        23,739,206
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     43,426,377      473,252,476        35,417,592        74,794,452
     BHFTI Brighthouse Balanced Plus Sub-Account................    697,652,997    7,237,690,477       820,589,818       511,651,969
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,372,264      205,665,554        17,997,429        37,152,121
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     37,266,275      360,295,394        32,852,407        39,678,397
     BHFTI Brighthouse/Artisan International Sub-Account........         29,617          286,270            36,360            14,658
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      7,543,344       77,631,782        20,985,462         6,096,894
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,612,917      143,605,642        12,942,832        22,880,165
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,222,328       36,477,110           739,111         6,158,102
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,052,126       11,783,933         2,308,641         2,008,009
     BHFTI Clarion Global Real Estate Sub-Account...............     20,562,820      235,057,435        16,200,151        29,957,667
     BHFTI ClearBridge Aggressive Growth Sub-Account............     23,191,036      250,743,602        26,923,565        85,773,403
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account.......................................     50,142,000      536,316,883        31,455,726        77,049,260
     BHFTI Harris Oakmark International Sub-Account.............     42,566,745      600,019,012        75,240,207        42,599,697
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........    102,116,637    1,038,823,634        99,180,524        96,689,328
     BHFTI Invesco Comstock Sub-Account.........................     45,091,576      552,908,076        62,351,819       101,076,434
     BHFTI Invesco Small Cap Growth Sub-Account.................     24,029,880      333,161,585        56,162,714        39,053,549
     BHFTI JPMorgan Core Bond Sub-Account.......................     31,300,011      326,153,395        21,240,226        41,431,238
     BHFTI JPMorgan Global Active Allocation Sub-Account........    105,193,550    1,168,607,697       227,182,296        93,065,106
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,325,991       19,411,217         2,081,237         3,058,840
     BHFTI Loomis Sayles Global Markets Sub-Account.............      8,824,614      113,356,123        18,399,199        17,883,286
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     77,655,896      910,042,120       103,275,862        55,593,336
     BHFTI MFS(R) Research International Sub-Account............     20,359,272      222,214,756        11,850,745        30,136,858
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............     12,625,069      160,470,455        52,901,122        56,492,900
     BHFTI Oppenheimer Global Equity Sub-Account................      2,456,619       45,154,829         6,964,993        10,262,456
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     11,760,624      125,319,489        13,386,165        29,779,792
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     58,855,772      633,904,420        20,101,591        71,613,595
     BHFTI PIMCO Total Return Sub-Account.......................    119,077,837    1,394,007,971        52,104,555       178,039,545
     BHFTI Schroders Global Multi-Asset Sub-Account.............     79,170,472      924,926,136       545,538,061       163,769,574
     BHFTI SSGA Growth and Income ETF Sub-Account...............    102,876,090    1,132,045,759        87,418,170       149,727,046
     BHFTI SSGA Growth ETF Sub-Account..........................     36,450,008      391,179,702        44,500,704        70,767,836
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     22,323,025      632,858,773        91,970,309        95,172,388
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     45,812,268      423,625,459        73,214,924        72,546,464
     BHFTI TCW Core Fixed Income Sub-Account....................         30,725          311,313            33,787            68,430
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     13,308,598      224,870,656        47,775,132        46,414,883
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................     11,232,887      142,651,179        27,809,011        19,327,661
     BHFTII Baillie Gifford International Stock Sub-Account.....     18,099,225      174,619,336        15,323,551        26,755,128

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     BHFTII BlackRock Bond Income Sub-Account...................        733,236        77,509,782        12,425,801        7,824,288
     BHFTII BlackRock Capital Appreciation Sub-Account..........        695,927        26,027,663        17,093,461        3,533,919
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,867,510       287,561,795        75,428,368       80,559,693
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     10,212,384       110,296,916        34,667,915       27,383,260
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    288,245,708     3,449,920,230       176,342,841      545,195,005
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    481,668,350     6,081,500,098       338,040,369      812,779,386
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    397,470,728     5,469,642,171       332,637,839      686,461,188
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        755,469       163,690,542        12,807,386       30,662,250
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,265,249        73,201,696        17,310,089       10,390,664
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     23,136,001       667,465,653        63,600,146      154,250,501
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,042,584        62,155,306        10,827,259       12,653,260
     BHFTII Jennison Growth Sub-Account.........................     31,855,337       416,058,326        91,794,415       72,858,169
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,231        13,295,161         2,184,110        1,433,529
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         24,543           328,691           108,554          110,921
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,608,980       309,044,744        31,917,782       40,772,978
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      8,543,986       137,829,775        25,160,089       22,280,571
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,792,996       106,694,662        13,455,479       11,076,660
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      7,610,949       127,820,331        28,164,354       17,784,952
     BHFTII MetLife Stock Index Sub-Account.....................     12,323,592       455,409,632        86,896,740       91,106,586
     BHFTII MFS(R) Total Return Sub-Account.....................        236,137        35,816,704         4,261,884        5,728,062
     BHFTII MFS(R) Value Sub-Account............................     18,087,716       269,711,749        37,745,472       42,099,199
     BHFTII Neuberger Berman Genesis Sub-Account................      6,001,858        94,879,216        18,086,525       21,323,147
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     12,828,897       278,903,287        83,932,661       29,657,317
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        601,858        11,575,939         2,512,964        2,457,553
     BHFTII VanEck Global Natural Resources Sub-Account.........      7,868,281        91,338,871         7,791,568       13,062,284
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     74,207,375       963,903,380        76,603,075      111,606,223
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,844,204       236,869,159        17,678,048       31,521,105
     BlackRock Global Allocation V.I. Sub-Account...............        539,311         7,605,909         5,311,526          481,217
     DWS CROCI(R) International VIP Sub-Account.................      1,542,497        14,229,425           298,313        1,371,659
     Federated High Income Bond Sub-Account.....................            317             2,174               158               23
     Federated Kaufman Sub-Account..............................          3,249            48,485             4,455            1,033
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,333,065        65,959,547         3,557,472        9,869,469
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,195,281       450,379,893        65,344,578       84,253,876
     Fidelity(R) VIP Equity-Income Sub-Account..................        191,706         4,249,144           321,712          714,781
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    324,996,837     3,848,436,857       398,239,175      700,844,647
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    210,052,654     2,136,302,174       337,025,492      489,472,045
     Fidelity(R) VIP Government Money Market Sub-Account........     17,486,564        17,486,564         2,145,464        2,261,068
     Fidelity(R) VIP Growth Sub-Account.........................      2,538,439       114,759,830        26,253,937       18,610,493
     Fidelity(R) VIP Index 500 Sub-Account......................        221,433        30,670,478         1,477,802        7,818,810
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,523,707       348,138,122        42,276,842       53,994,791
     Fidelity(R) VIP Overseas Sub-Account.......................        188,655         3,498,417           178,766          415,357
     FTVIPT Franklin Income VIP Sub-Account.....................     14,828,519       223,751,898        12,712,953       32,062,342
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,088,702       109,776,623         8,283,664       17,826,968
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      7,126,390       121,588,171        21,086,018       13,384,231
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,619,213        68,040,592         5,925,202        5,375,290
     FTVIPT Templeton Global Bond VIP Sub-Account...............     11,684,133       212,953,197         4,564,227       19,486,928
     Invesco V.I. American Franchise Sub-Account................             39             2,234               988           12,763
     Invesco V.I. Core Equity Sub-Account.......................          3,560           104,659            27,246           26,520
     Invesco V.I. Equity and Income Sub-Account.................     34,971,046       523,357,855        44,401,971       62,788,972
     Invesco V.I. Growth and Income Sub-Account.................             54             1,027               146               32
     Invesco V.I. International Growth Sub-Account..............      6,684,031       187,089,194        11,280,063       17,747,593
     Ivy VIP Asset Strategy Sub-Account.........................         32,485           296,186            23,539           55,080

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     11,887,662      250,963,646        37,092,073       38,654,999
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     10,115,331      289,023,207        38,663,423       68,901,913
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................     11,034,697      138,735,315        19,434,908       24,886,198
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         92,897        1,808,288           161,809        1,225,787
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        330,300        5,919,979           932,244          949,530
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,382,598       85,501,089        19,399,533       22,093,404
     LMPVET QS Variable Conservative Growth Sub-Account.........      2,497,737       32,525,644         2,318,432        5,938,464
     LMPVET QS Variable Growth Sub-Account......................      5,894,926       76,015,222         7,426,870       12,151,292
     LMPVET QS Variable Moderate Growth Sub-Account.............         45,009          545,766            45,601          223,459
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,061,377       94,494,017        10,445,987       10,028,127
     MFS(R) VIT Investors Trust Sub-Account.....................             98            2,092               147            3,276
     MFS(R) VIT New Discovery Sub-Account.......................            455            8,363             5,376            2,651
     MFS(R) VIT Research Sub-Account............................            773           17,358             7,349            5,735
     Morgan Stanley VIF Global Infrastructure Sub-Account.......         68,362          531,558            61,248           69,880
     Neuberger Berman Genesis Sub-Account.......................            106            4,472               554               55
     Oppenheimer VA Global Multi-Alternatives Sub-Account.......         24,166          239,963            17,818           23,063
     Oppenheimer VA Government Money Sub-Account................          3,075            3,075                41              189
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,428,454       84,048,111        15,248,994       19,613,084
     Oppenheimer VA Main Street Sub-Account.....................            485           11,561            11,142           89,016
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account......         62,620          481,826            26,141           42,638
     PIMCO VIT Dynamic Bond Sub-Account.........................         52,844          539,899           103,685          110,597
     PIMCO VIT Emerging Markets Bond Sub-Account................         68,863          866,931           110,586          122,885
     Pioneer VCT Mid Cap Value Sub-Account......................      3,312,769       60,826,080         6,827,629        7,327,327
     Pioneer VCT Real Estate Shares Sub-Account.................         16,783          263,417            51,314           37,382
     T. Rowe Price Government Money Sub-Account.................        179,949          179,949            52,152          261,584
     T. Rowe Price Growth Stock Sub-Account.....................        126,076        5,520,481           796,251          967,861
     T. Rowe Price International Stock Sub-Account..............         29,742          441,961            48,279           18,313
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          6,683          178,934            48,597            8,677

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                       ALGER SMALL CAP GROWTH            AMERICAN FUNDS(R) BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,933,840       3,200,478        7,338,385        7,293,353
Units issued and transferred
   from other funding options....          369,515          73,929        1,380,319        1,163,765
Units redeemed and transferred to
   other funding options.........        (615,303)       (340,567)      (1,513,987)      (1,118,733)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,688,052       2,933,840        7,204,717        7,338,385
                                   ===============  ==============  ===============  ===============


                                                                            AMERICAN FUNDS(R)
                                   AMERICAN FUNDS(R) GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------   ---------------  --------------

Units beginning of year..........       6,214,664        6,980,723         2,697,437       2,939,876
Units issued and transferred
   from other funding options....         793,900          473,951           211,151         155,730
Units redeemed and transferred to
   other funding options.........       (989,409)      (1,240,010)         (451,217)       (398,169)
                                   --------------  ---------------   ---------------  --------------
Units end of year................       6,019,155        6,214,664         2,457,371       2,697,437
                                   ==============  ===============   ===============  ==============



                                      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,352,201        2,741,584       2,282,271        2,163,637
Units issued and transferred
   from other funding options....           35,932           49,296         695,804          421,891
Units redeemed and transferred to
   other funding options.........        (435,942)        (438,679)       (353,652)        (303,257)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,952,191        2,352,201       2,624,423        2,282,271
                                   ===============  ===============  ==============  ===============

                                              BHFTI AB                  BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)
                                      GLOBAL DYNAMIC ALLOCATION           BALANCED ALLOCATION               GROWTH ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017            2018             2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     234,041,870      252,960,506      220,323,596     234,371,003      122,012,392     128,517,470
Units issued and transferred
   from other funding options....       5,033,116        7,309,600       13,046,913      12,732,269        7,871,252       9,046,966
Units redeemed and transferred to
   other funding options.........    (26,203,665)     (26,228,236)     (30,291,201)    (26,779,676)     (16,392,653)    (15,552,044)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................     212,871,321      234,041,870      203,079,308     220,323,596      113,490,991     122,012,392
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                   BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018            2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       73,869,010      77,428,972      111,929,949      121,315,385
Units issued and transferred
   from other funding options....       14,488,104      10,380,251        4,434,950        4,847,161
Units redeemed and transferred to
   other funding options.........     (15,679,809)    (13,940,213)     (15,339,293)     (14,232,597)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       72,677,305      73,869,010      101,025,606      111,929,949
                                   ===============  ==============  ===============  ===============


                                              BHFTI AQR
                                        GLOBAL RISK BALANCED
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........     202,498,724      221,364,216
Units issued and transferred
   from other funding options....       3,567,226        8,275,088
Units redeemed and transferred to
   other funding options.........    (23,999,372)     (27,140,580)
                                   --------------  ---------------
Units end of year................     182,066,578      202,498,724
                                   ==============  ===============

                                           BHFTI BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES       BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     388,316,355     421,174,334        8,401,774        8,860,074
Units issued and transferred
   from other funding options....       6,393,453      10,727,762        1,892,652          913,219
Units redeemed and transferred to
   other funding options.........    (40,953,715)    (43,585,741)      (1,936,985)      (1,371,519)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     353,756,093     388,316,355        8,357,441        8,401,774
                                   ==============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       30,589,042       33,538,308       528,210,748      536,906,397
Units issued and transferred
   from other funding options....        1,603,629          978,836        29,410,004       43,732,562
Units redeemed and transferred to
   other funding options.........      (4,428,439)      (3,928,102)      (54,453,717)     (52,428,211)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       27,764,232       30,589,042       503,167,035      528,210,748
                                   ===============  ===============   ===============  ===============


                                                BHFTI                 BHFTI BRIGHTHOUSE/ABERDEEN
                                     BRIGHTHOUSE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        8,335,979       9,362,462      35,923,134       39,351,974
Units issued and transferred
   from other funding options....          543,727         946,259       6,165,444        3,778,220
Units redeemed and transferred to
   other funding options.........      (1,513,806)     (1,972,742)     (7,035,636)      (7,207,060)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        7,365,900       8,335,979      35,052,942       35,923,134
                                   ===============  ==============  ==============  ===============

                                         BHFTI BRIGHTHOUSE/                 BHFTI BRIGHTHOUSE/
                                        ARTISAN INTERNATIONAL            EATON VANCE FLOATING RATE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           28,148           27,485        5,324,129        5,632,610
Units issued and transferred
   from other funding options....            3,009            4,289        2,521,694        1,227,758
Units redeemed and transferred to
   other funding options.........          (1,116)          (3,626)      (1,419,193)      (1,536,239)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           30,041           28,148        6,426,630        5,324,129
                                   ===============  ===============  ===============  ===============


                                      BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON
                                       LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,198,406       14,680,889        3,032,605        3,153,303
Units issued and transferred
   from other funding options....        2,636,228        3,497,683          221,615          313,147
Units redeemed and transferred to
   other funding options.........      (3,686,719)      (2,980,166)        (616,607)        (433,845)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       14,147,915       15,198,406        2,637,613        3,032,605
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/WELLINGTON                  BHFTI
                                          LARGE CAP RESEARCH            CLARION GLOBAL REAL ESTATE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          825,196          931,137       13,335,708       14,214,001
Units issued and transferred
   from other funding options....           22,090           28,514        1,017,953        1,423,759
Units redeemed and transferred to
   other funding options.........         (92,571)        (134,455)      (2,287,956)      (2,302,052)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          754,715          825,196       12,065,705       13,335,708
                                   ===============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            BHFTI FIDELITY
                                                BHFTI              INSTITUTIONAL ASSET MANAGEMENT(R)
                                    CLEARBRIDGE AGGRESSIVE GROWTH          GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ----------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........      27,853,512      31,716,282       52,602,412       59,975,014
Units issued and transferred
   from other funding options....       1,653,771       2,581,853        6,041,394        5,408,710
Units redeemed and transferred to
   other funding options.........     (5,923,623)     (6,444,623)     (11,033,150)     (12,781,312)
                                   --------------  --------------  ---------------  ---------------
Units end of year................      23,583,660      27,853,512       47,610,656       52,602,412
                                   ==============  ==============  ===============  ===============



                                                 BHFTI                             BHFTI
                                     HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2018            2017              2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       20,719,834       23,007,569       827,358,429      818,076,929
Units issued and transferred
   from other funding options....        3,890,204        2,373,311        50,321,588      139,994,207
Units redeemed and transferred to
   other funding options.........      (3,557,889)      (4,661,046)     (112,416,156)    (130,712,707)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       21,052,149       20,719,834       765,263,861      827,358,429
                                   ===============  ===============   ===============  ===============



                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       32,917,318      36,743,760       9,589,654       10,669,549
Units issued and transferred
   from other funding options....        2,261,945       2,531,336       1,573,020        1,042,101
Units redeemed and transferred to
   other funding options.........      (5,754,183)     (6,357,778)     (2,144,164)      (2,121,996)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       29,425,080      32,917,318       9,018,510        9,589,654
                                   ===============  ==============  ==============  ===============

                                                                           BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND        GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017             2018            2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      30,860,383      31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
Units issued and transferred
   from other funding options....       4,176,590       5,230,640      154,818,543      96,824,848           55,857          66,964
Units redeemed and transferred to
   other funding options.........     (6,427,690)     (5,434,616)    (112,860,400)   (116,875,900)        (148,326)       (175,606)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      28,609,283      30,860,383      870,005,941     828,047,798          940,191       1,032,660
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                BHFTI                         BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018            2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,449,959        8,505,955     602,325,151      583,908,748
Units issued and transferred
   from other funding options....          818,562          510,413      61,553,063       86,847,499
Units redeemed and transferred to
   other funding options.........      (1,261,590)      (1,566,409)    (69,508,866)     (68,431,096)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,006,931        7,449,959     594,369,348      602,325,151
                                   ===============  ===============  ==============  ===============


                                            BHFTI MFS(R)
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........      14,986,140       16,956,442
Units issued and transferred
   from other funding options....       1,408,933        1,073,153
Units redeemed and transferred to
   other funding options.........     (2,462,703)      (3,043,455)
                                   --------------  ---------------
Units end of year................      13,932,370       14,986,140
                                   ==============  ===============

                                        BHFTI MORGAN STANLEY                     BHFTI                       BHFTI PANAGORA
                                           MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018            2017             2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      11,326,489       12,770,536       1,939,475        2,333,207     128,771,774      95,787,147
Units issued and transferred
   from other funding options....       1,047,701          831,232          88,496           44,666       9,716,981      68,660,741
Units redeemed and transferred to
   other funding options.........     (2,925,257)      (2,275,279)       (336,504)        (438,398)    (31,833,264)    (35,676,114)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       9,448,933       11,326,489       1,691,467        1,939,475     106,655,491     128,771,774
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                             BHFTI PIMCO                                                     BHFTI SCHRODERS
                                      INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       43,727,125      43,749,123       83,642,926      84,045,933      442,077,911     459,001,172
Units issued and transferred
   from other funding options....        4,374,269       6,838,374        9,505,039      11,101,098      375,830,386      42,041,385
Units redeemed and transferred to
   other funding options.........      (8,021,022)     (6,860,372)     (16,607,856)    (11,504,105)    (138,467,950)    (58,964,646)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       40,080,372      43,727,125       76,540,109      83,642,926      679,440,347     442,077,911
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                               BHFTI SSGA                                                        BHFTI
                                          GROWTH AND INCOME ETF           BHFTI SSGA GROWTH ETF      T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2018            2017            2018            2017            2018            2017
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      78,213,763      85,949,744      28,040,270      30,512,706      10,083,649      11,082,070
Units issued and transferred
   from other funding options......       2,423,048       3,342,742       1,630,444       1,656,294         836,376         694,387
Units redeemed and transferred to
   other funding options...........     (9,971,440)    (11,078,723)     (4,766,328)     (4,128,730)     (1,846,432)     (1,692,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      70,665,371      78,213,763      24,904,386      28,040,270       9,073,593      10,083,649
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                  BHFTI                                                       BHFTI VICTORY
                                      T. ROWE PRICE MID CAP GROWTH     BHFTI TCW CORE FIXED INCOME       SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      22,282,585      25,320,043          34,566           29,430       6,509,324       7,068,224
Units issued and transferred
   from other funding options......       1,999,060       1,816,483           2,856            7,916         421,989         777,950
Units redeemed and transferred to
   other funding options...........     (4,619,517)     (4,853,941)         (6,703)          (2,780)     (1,403,414)     (1,336,850)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................      19,662,128      22,282,585          30,719           34,566       5,527,899       6,509,324
                                     ==============  ==============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         BHFTI WELLS CAPITAL                 BHFTII BAILLIE
                                      MANAGEMENT MID CAP VALUE         GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        5,092,444        5,715,456      19,385,638       22,804,816
Units issued and transferred
   from other funding options....          874,015          464,666       3,089,235        1,193,108
Units redeemed and transferred to
   other funding options.........        (935,449)      (1,087,678)     (3,846,053)      (4,612,286)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        5,031,010        5,092,444      18,628,820       19,385,638
                                   ===============  ===============  ==============  ===============


                                                                            BHFTII BLACKROCK
                                    BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        1,210,717        1,269,349         510,906          584,767
Units issued and transferred
   from other funding options....          269,116          185,324      12,277,614           31,373
Units redeemed and transferred to
   other funding options.........        (217,112)        (243,956)       (653,219)        (105,234)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,262,721        1,210,717      12,135,301          510,906
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK                       BHFTII
                                        ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       28,762,874      33,915,071        6,959,208        7,192,154
Units issued and transferred
   from other funding options....       14,146,935       9,070,046        2,773,172        2,264,541
Units redeemed and transferred to
   other funding options.........     (13,995,141)    (14,222,243)      (2,389,847)      (2,497,487)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       28,914,668      28,762,874        7,342,533        6,959,208
                                   ===============  ==============  ===============  ===============

                                               BHFTII                            BHFTII
                                   BRIGHTHOUSE ASSET ALLOCATION 40   BRIGHTHOUSE ASSET ALLOCATION 60
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      233,277,672      266,351,270      369,390,513      407,551,536
Units issued and transferred
   from other funding options....        3,319,688        4,120,087        6,602,677        8,130,613
Units redeemed and transferred to
   other funding options.........     (33,690,658)     (37,193,685)     (46,925,815)     (46,291,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      202,906,702      233,277,672      329,067,375      369,390,513
                                   ===============  ===============  ===============  ===============


                                               BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                   BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      320,858,282      353,810,551        7,979,852        9,275,939
Units issued and transferred
   from other funding options....        6,439,520        6,230,447          416,969          755,020
Units redeemed and transferred to
   other funding options.........     (38,060,221)     (39,182,716)      (1,424,014)      (2,051,107)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      289,237,581      320,858,282        6,972,807        7,979,852
                                   ===============  ===============  ===============  ===============


                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,741,436        2,814,983       26,398,229       29,665,645
Units issued and transferred
   from other funding options....          777,861          532,375          774,169        1,185,952
Units redeemed and transferred to
   other funding options.........        (717,351)        (605,922)      (5,082,966)      (4,453,368)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,801,946        2,741,436       22,089,432       26,398,229
                                   ===============  ===============  ===============  ===============

                                                 BHFTII
                                         FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2018            2017            2018             2017
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        2,948,860       3,317,626      18,321,429       21,756,762
Units issued and transferred
   from other funding options......          254,869         298,509       3,165,531        1,341,781
Units redeemed and transferred to
   other funding options...........        (610,762)       (667,275)     (4,854,157)      (4,777,114)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,592,967       2,948,860      16,632,803       18,321,429
                                     ===============  ==============  ==============  ===============


                                                 BHFTII                          BHFTII
                                      LOOMIS SAYLES SMALL CAP CORE   LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------  ---------------  --------------

Units beginning of year............         215,634         241,747           14,487          15,428
Units issued and transferred
   from other funding options......          15,540          31,506            2,463             605
Units redeemed and transferred to
   other funding options...........        (22,817)        (57,619)          (4,061)         (1,546)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         208,357         215,634           12,889          14,487
                                     ==============  ==============  ===============  ==============


                                                 BHFTII                           BHFTII
                                      METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2018             2017            2018            2017
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      21,705,738       21,606,441       5,121,934       5,338,539
Units issued and transferred
   from other funding options......       4,011,610        4,669,594         772,111         858,977
Units redeemed and transferred to
   other funding options...........     (5,200,497)      (4,570,297)     (1,086,869)     (1,075,582)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      20,516,851       21,705,738       4,807,176       5,121,934
                                     ==============  ===============  ==============  ==============

                                               BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX      METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        8,636,458       9,185,190        4,832,284       5,131,926       22,657,750      25,218,819
Units issued and transferred
   from other funding options....        1,471,651       1,063,255        1,071,304         858,761        3,884,794       2,587,348
Units redeemed and transferred to
   other funding options.........      (1,469,703)     (1,611,987)      (1,076,518)     (1,158,403)      (5,191,822)     (5,148,417)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        8,638,406       8,636,458        4,827,070       4,832,284       21,350,722      22,657,750
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                                 BHFTII
                                     BHFTII MFS(R) TOTAL RETURN           BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........         607,860          645,393      10,064,425       11,015,597       4,920,073       5,470,799
Units issued and transferred
   from other funding options....          32,811           61,042       1,313,891        1,035,297         320,327         347,072
Units redeemed and transferred to
   other funding options.........        (93,043)         (98,575)     (2,032,971)      (1,986,469)       (927,239)       (897,798)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................         547,628          607,860       9,345,345       10,064,425       4,313,161       4,920,073
                                   ==============  ===============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                                BHFTII                           BHFTII
                                    T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017            2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,507,642       17,003,069          336,378          373,919
Units issued and transferred
   from other funding options....        4,597,720        3,782,782           51,229           46,589
Units redeemed and transferred to
   other funding options.........      (4,271,559)      (4,278,209)         (74,915)         (84,130)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,833,803       16,507,642          312,692          336,378
                                   ===============  ===============  ===============  ===============


                                                                                BHFTII
                                            BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017            2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,083,667        6,924,892       31,331,458       32,852,094
Units issued and transferred
   from other funding options....       1,309,071        2,048,769        3,488,138        2,776,153
Units redeemed and transferred to
   other funding options.........     (1,507,846)      (1,889,994)      (5,729,929)      (4,296,789)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,884,892        7,083,667       29,089,667       31,331,458
                                   ==============  ===============  ===============  ===============



                                        BHFTII WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      13,730,177       14,126,610          128,262          123,935
Units issued and transferred
   from other funding options....       2,157,907        1,972,768          235,612           10,374
Units redeemed and transferred to
   other funding options.........     (3,023,965)      (2,369,201)         (36,295)          (6,047)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      12,864,119       13,730,177          327,579          128,262
                                   ==============  ===============  ===============  ===============

                                            DWS CROCI(R)
                                          INTERNATIONAL VIP           FEDERATED HIGH INCOME BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        1,302,718       1,416,905             168            2,435
Units issued and transferred
   from other funding options....           59,066          53,127             336               --
Units redeemed and transferred to
   other funding options.........        (172,657)       (167,314)           (336)          (2,267)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        1,189,127       1,302,718             168              168
                                   ===============  ==============  ==============  ===============



                                           FEDERATED KAUFMAN           FIDELITY(R) VIP ASSET MANAGER
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018            2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,219            5,331        4,080,387        4,493,375
Units issued and transferred
   from other funding options....            5,211               --          384,874           84,551
Units redeemed and transferred to
   other funding options.........          (5,219)            (112)        (880,992)        (497,539)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,211            5,219        3,584,269        4,080,387
                                   ===============  ===============  ===============  ===============



                                     FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,143,633       21,259,478          216,963          230,181
Units issued and transferred
   from other funding options....        2,042,711        1,502,897          197,453              807
Units redeemed and transferred to
   other funding options.........      (3,702,897)      (2,618,742)        (226,094)         (14,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,483,447       20,143,633          188,322          216,963
                                   ===============  ===============  ===============  ===============


                                   FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       316,884,820      339,562,460       191,801,626      250,989,708
Units issued and transferred
   from other funding options....           472,401          391,910           433,342          717,060
Units redeemed and transferred to
   other funding options.........      (42,185,189)     (23,069,550)      (30,798,521)     (59,905,142)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................       275,172,032      316,884,820       161,436,447      191,801,626
                                    ===============  ===============   ===============  ===============


                                           FIDELITY(R) VIP
                                       GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........       2,578,960       2,758,925        5,678,425        6,179,280
Units issued and transferred
   from other funding options....         581,291         388,054          886,033          111,870
Units redeemed and transferred to
   other funding options.........       (605,837)       (568,019)      (1,348,237)        (612,725)
                                   --------------  --------------  ---------------  ---------------
Units end of year................       2,554,414       2,578,960        5,216,221        5,678,425
                                   ==============  ==============  ===============  ===============



                                       FIDELITY(R) VIP INDEX 500          FIDELITY(R) VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,974,819        2,222,100        5,822,703        6,382,115
Units issued and transferred
   from other funding options....            4,366            6,441          356,491          283,381
Units redeemed and transferred to
   other funding options.........        (205,993)        (253,722)        (923,325)        (842,793)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,773,192        1,974,819        5,255,869        5,822,703
                                   ===============  ===============  ===============  ===============

                                                                                                                 FTVIPT
                                      FIDELITY(R) VIP OVERSEAS        FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         307,530          333,151       3,717,519        4,031,843       3,858,849        4,164,982
Units issued and transferred
   from other funding options....         325,096           10,042         219,389          214,167         197,548          244,343
Units redeemed and transferred to
   other funding options.........       (341,807)         (35,663)       (613,479)        (528,491)       (638,396)        (550,476)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         290,819          307,530       3,323,429        3,717,519       3,418,001        3,858,849
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               FTVIPT                                                            FTVIPT
                                    FRANKLIN SMALL CAP VALUE VIP     FTVIPT TEMPLETON FOREIGN VIP       TEMPLETON GLOBAL BOND VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,335,249        7,878,700       1,993,298        2,245,781      10,914,647       11,303,555
Units issued and transferred
   from other funding options....         448,461          707,589         256,457           84,038       1,242,122          980,861
Units redeemed and transferred to
   other funding options.........     (1,093,638)      (1,251,040)       (257,025)        (336,521)     (1,863,137)      (1,369,769)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       6,690,072        7,335,249       1,992,730        1,993,298      10,293,632       10,914,647
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                    INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. CORE EQUITY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2018            2017              2018              2017
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........            1,440            1,514            17,258            25,350
Units issued and transferred
   from other funding options....            2,812               --            34,057                13
Units redeemed and transferred to
   other funding options.........          (4,025)             (74)          (34,961)           (8,105)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................              227            1,440            16,354            17,258
                                   ===============  ===============  ================  ================


                                    INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GROWTH AND INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ---------------------------------
                                         2018              2017             2018              2017
                                   ----------------  ----------------  ---------------  ----------------

Units beginning of year..........        25,769,702        27,024,285               84                87
Units issued and transferred
   from other funding options....         1,947,016         1,983,344              168                 3
Units redeemed and transferred to
   other funding options.........       (3,860,887)       (3,237,927)            (169)               (6)
                                   ----------------  ----------------  ---------------  ----------------
Units end of year................        23,855,831        25,769,702               83                84
                                   ================  ================  ===============  ================


                                   INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018              2017              2018            2017
                                   ----------------  ----------------  ---------------  ---------------

Units beginning of year..........         7,575,169         8,293,250           19,310           15,823
Units issued and transferred
   from other funding options....           876,815           425,507              444            8,125
Units redeemed and transferred to
   other funding options.........       (1,139,762)       (1,143,588)          (3,163)          (4,638)
                                   ----------------  ----------------  ---------------  ---------------
Units end of year................         7,312,222         7,575,169           16,591           19,310
                                   ================  ================  ===============  ===============

                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018             2017            2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      10,637,575       10,932,298       7,854,907        7,615,066       8,474,807       8,906,934
Units issued and transferred
   from other funding options....       1,238,938        1,147,678       1,509,071        1,105,973         702,784         680,091
Units redeemed and transferred to
   other funding options.........     (1,569,651)      (1,442,401)     (1,249,108)        (866,132)     (1,382,511)     (1,112,218)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      10,306,862       10,637,575       8,114,870        7,854,907       7,795,080       8,474,807
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE         VARIABLE SMALL CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017            2018             2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         101,448         121,433          248,434         342,723        3,504,028       3,770,232
Units issued and transferred
   from other funding options....           4,206          11,652           19,346          27,563          592,622         323,916
Units redeemed and transferred to
   other funding options.........        (35,968)        (31,637)         (34,917)       (121,852)        (779,645)       (590,120)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          69,686         101,448          232,863         248,434        3,317,005       3,504,028
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                         LMPVET QS VARIABLE                                                   LMPVET
                                         CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,529,846       1,657,879       3,596,291       3,963,257          34,884          45,938
Units issued and transferred
   from other funding options....          45,265          55,440          69,629          68,248             230           2,326
Units redeemed and transferred to
   other funding options.........       (237,742)       (183,473)       (479,417)       (435,214)         (9,373)        (13,380)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,337,369       1,529,846       3,186,503       3,596,291          25,741          34,884
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND     MFS(R) VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017              2018            2017
                                   ---------------  --------------   ---------------  --------------

Units beginning of year..........        3,326,625       3,567,957               581           1,033
Units issued and transferred
   from other funding options....          541,902         241,167               273              --
Units redeemed and transferred to
   other funding options.........        (570,581)       (482,499)             (581)           (452)
                                   ---------------  --------------   ---------------  --------------
Units end of year................        3,297,946       3,326,625               273             581
                                   ===============  ==============   ===============  ==============



                                      MFS(R) VIT NEW DISCOVERY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   ---------------  --------------

Units beginning of year..........              395           3,102
Units issued and transferred
   from other funding options....              739              --
Units redeemed and transferred to
   other funding options.........            (641)         (2,707)
                                   ---------------  --------------
Units end of year................              493             395
                                   ===============  ==============

                                                                          MORGAN STANLEY VIF
                                         MFS(R) VIT RESEARCH             GLOBAL INFRASTRUCTURE          NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017             2018            2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           1,908            2,377           40,450          41,674              181             246
Units issued and transferred
   from other funding options....           2,275               --            2,575           7,828               --              --
Units redeemed and transferred to
   other funding options.........         (2,335)            (469)          (5,394)         (9,052)               --            (65)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................           1,848            1,908           37,631          40,450              181             181
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                             OPPENHEIMER                      OPPENHEIMER
                                    VA GLOBAL MULTI-ALTERNATIVES          VA GOVERNMENT MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018          2017 (A)           2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........           25,489              --              613              640
Units issued and transferred
   from other funding options....              810          26,067            1,170               --
Units redeemed and transferred to
   other funding options.........          (2,209)           (578)          (1,198)             (27)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           24,090          25,489              585              613
                                   ===============  ==============  ===============  ===============


                                             OPPENHEIMER
                                      VA MAIN STREET SMALL CAP
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........       3,322,847        3,684,082
Units issued and transferred
   from other funding options....         216,778          213,969
Units redeemed and transferred to
   other funding options.........       (677,222)        (575,204)
                                   --------------  ---------------
Units end of year................       2,862,403        3,322,847
                                   ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                             OPPENHEIMER VA                     PIMCO VIT
                                               MAIN STREET           COMMODITYREALRETURN(R) STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  --------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------   --------------  --------------

Units beginning of year............          11,112          11,492           64,010          64,637
Units issued and transferred
   from other funding options......          11,025              --            3,472          12,274
Units redeemed and transferred to
   other funding options...........        (20,742)           (380)          (6,195)        (12,901)
                                     --------------  --------------   --------------  --------------
Units end of year..................           1,395          11,112           61,287          64,010
                                     ==============  ==============   ==============  ==============


                                                PIMCO VIT                       PIMCO VIT
                                              DYNAMIC BOND                EMERGING MARKETS BOND         PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          55,031          56,423           82,983          62,989       1,243,008       1,342,318
Units issued and transferred
   from other funding options......           9,680           8,259            8,585          26,806         117,141         112,362
Units redeemed and transferred to
   other funding options...........        (11,080)         (9,651)         (12,264)         (6,812)       (211,406)       (211,672)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          53,631          55,031           79,304          82,983       1,148,743       1,243,008
                                     ==============  ==============  ===============  ==============  ==============  ==============



                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2018             2017
                                     --------------  ---------------

Units beginning of year............           7,888            8,268
Units issued and transferred
   from other funding options......             837              640
Units redeemed and transferred to
   other funding options...........         (1,205)          (1,020)
                                     --------------  ---------------
Units end of year..................           7,520            7,888
                                     ==============  ===============


                                    T. ROWE PRICE GOVERNMENT MONEY       T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            22,810           31,086           38,028            40,267
Units issued and transferred
   from other funding options....             3,033            1,008            1,624             5,530
Units redeemed and transferred to
   other funding options.........          (15,362)          (9,284)          (4,745)           (7,769)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................            10,481           22,810           34,907            38,028
                                   ================  ===============  ===============  ================


                                                                               TAP 1919 VARIABLE
                                   T. ROWE PRICE INTERNATIONAL STOCK     SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018             2017               2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........            26,224           24,670             3,165            3,566
Units issued and transferred
   from other funding options....             1,056            1,850               734               23
Units redeemed and transferred to
   other funding options.........             (789)            (296)             (143)            (424)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................            26,491           26,224             3,756            3,165
                                    ===============  ===============   ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  Alger Small Cap Growth          2018     2,688,052    18.10 - 18.60     49,200,272
     Sub-Account                  2017     2,933,840    18.10 - 18.57     53,660,724
                                  2016     3,200,478    14.26 - 14.61     46,089,499
                                  2015     3,508,832    13.61 - 13.92     48,208,209
                                  2014     3,970,857    14.28 - 14.58     57,195,868

  American Funds(R) Bond          2018     7,204,717     9.68 - 19.92    124,089,879
     Sub-Account                  2017     7,338,385     9.95 - 20.26    135,763,632
                                  2016     7,293,353     9.80 - 19.73    132,721,070
                                  2015     8,159,989    16.20 - 19.35    146,511,985
                                  2014     8,333,829    16.47 - 19.48    151,245,946

  American Funds(R) Global        2018     6,019,155    15.27 - 52.13    259,695,866
     Growth Sub-Account           2017     6,214,664    17.14 - 57.83    313,542,010
                                  2016     6,980,723    13.31 - 44.38    277,038,594
                                  2015     7,480,782    34.27 - 44.51    300,649,358
                                  2014     8,193,931    32.79 - 42.00    312,209,187

  American Funds(R) Global Small  2018     2,457,371    13.72 - 44.58     94,290,816
     Capitalization Sub-Account   2017     2,697,437    15.67 - 50.28    119,807,921
                                  2016     2,939,876    12.70 - 40.30    106,488,578
                                  2015     3,123,694    12.77 - 39.82    113,155,266
                                  2014     3,297,014    13.05 - 40.07    122,112,070

  American Funds(R) Growth        2018     1,952,191  244.49 - 400.00    639,631,254
     Sub-Account                  2017     2,352,201  250.83 - 404.60    785,751,753
                                  2016     2,741,584  200.05 - 318.18    724,894,313
                                  2015     3,075,557  186.96 - 293.21    754,095,254
                                  2014     3,527,704  179.03 - 276.84    821,201,132

  American Funds(R)               2018     2,624,423   17.95 - 258.85    348,945,965
     Growth-Income Sub-Account    2017     2,282,271   18.66 - 265.93    403,461,557
                                  2016     2,163,637   15.56 - 219.23    363,982,389
                                  2015     2,179,793  126.48 - 198.34    358,450,579
                                  2014     2,378,568  127.56 - 197.24    390,905,716

  BHFTI AB Global Dynamic         2018   212,871,321    11.87 - 13.27  2,720,841,165
     Allocation Sub-Account       2017   234,041,870    13.06 - 14.39  3,260,338,788
                                  2016   252,960,506    11.77 - 12.78  3,143,878,353
                                  2015   263,678,991    11.63 - 12.45  3,205,371,897
                                  2014   275,344,937    11.84 - 12.49  3,373,491,338

  BHFTI American Funds(R)         2018   203,079,308    13.35 - 15.59  2,963,267,735
     Balanced Allocation          2017   220,323,596    14.29 - 16.44  3,411,543,507
     Sub-Account                  2016   234,371,003    12.52 - 14.20  3,152,567,972
                                  2015   246,263,553    11.89 - 13.29  3,117,922,583
                                  2014   264,143,945    12.26 - 13.41  3,417,834,574

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Alger Small Cap Growth          2018         --        1.25 - 1.40           0.02 - 0.17
     Sub-Account                  2017         --        1.25 - 1.40         26.95 - 27.14
                                  2016         --        1.25 - 1.40           4.76 - 4.92
                                  2015         --        1.25 - 1.40       (4.66) - (4.52)
                                  2014         --        1.25 - 1.40       (0.96) - (0.81)

  American Funds(R) Bond          2018       2.35        0.95 - 1.90       (2.66) - (1.66)
     Sub-Account                  2017       1.93        0.95 - 1.90           1.45 - 2.69
                                  2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                  2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                  2014       1.94        0.95 - 1.90           3.30 - 4.28

  American Funds(R) Global        2018       0.65        0.90 - 2.30      (11.12) - (9.86)
     Growth Sub-Account           2017       0.64        0.90 - 2.30         28.49 - 30.30
                                  2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                  2015       0.99        0.90 - 2.30           4.51 - 5.98
                                  2014       1.16        0.90 - 2.30         (0.01) - 1.40

  American Funds(R) Global Small  2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Capitalization Sub-Account   2017       0.43        0.89 - 1.90         23.39 - 24.78
                                  2016       0.25        0.89 - 1.90           0.18 - 2.23
                                  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                  2014       0.12        0.89 - 1.90           0.20 - 1.67

  American Funds(R) Growth        2018       0.41        0.89 - 2.30       (2.53) - (1.14)
     Sub-Account                  2017       0.49        0.89 - 2.30         25.38 - 27.16
                                  2016       0.76        0.89 - 2.30           7.00 - 8.52
                                  2015       0.58        0.89 - 2.30           4.43 - 5.91
                                  2014       0.77        0.89 - 2.30           6.04 - 7.55

  American Funds(R)               2018       1.36        0.89 - 2.30       (4.03) - (2.66)
     Growth-Income Sub-Account    2017       1.38        0.89 - 2.30         19.61 - 21.30
                                  2016       1.47        0.89 - 2.30          6.81 - 10.53
                                  2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                  2014       1.27        0.89 - 2.30           8.12 - 9.65

  BHFTI AB Global Dynamic         2018       1.66        0.90 - 2.35       (9.14) - (7.81)
     Allocation Sub-Account       2017       1.48        0.90 - 2.35         10.99 - 12.60
                                  2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                  2015       3.28        0.90 - 2.35       (1.76) - (0.32)
                                  2014       1.94        0.90 - 2.35           0.77 - 6.39

  BHFTI American Funds(R)         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Balanced Allocation          2017       1.49        0.90 - 2.35         14.15 - 15.81
     Sub-Account                  2016       1.62        0.90 - 2.35           2.90 - 6.84
                                  2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                  2014       1.27        1.00 - 2.35         (0.35) - 4.99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTI American Funds(R) Growth  2018   113,490,991    13.84 - 16.16  1,707,533,593
     Allocation Sub-Account       2017   122,012,392    15.03 - 17.30  1,978,846,627
                                  2016   128,517,470    12.68 - 14.39  1,744,990,829
                                  2015   137,469,623    11.92 - 13.12  1,740,439,216
                                  2014   142,940,560    12.29 - 13.37  1,852,260,667

  BHFTI American Funds(R) Growth  2018    72,677,305     1.92 - 20.08    701,041,738
     Growth Sub-Account           2017    73,869,010     1.96 - 20.37    747,840,737
                                  2016    77,428,972     1.55 - 16.08    654,182,440
                                  2015    77,730,599     1.44 - 14.88    640,713,098
                                  2014    71,860,704     1.37 - 13.78    648,671,484

  BHFTI American Funds(R)         2018   101,025,606    12.69 - 14.82  1,402,819,681
     Moderate Allocation          2017   111,929,949    13.45 - 15.48  1,633,368,044
     Sub-Account                  2016   121,315,385    12.19 - 13.83  1,590,453,756
                                  2015   126,162,585    11.66 - 13.04  1,567,578,863
                                  2014   137,310,606    12.03 - 13.16  1,744,157,123

  BHFTI AQR Global Risk           2018   182,066,578     9.61 - 11.07  1,970,551,063
     Balanced Sub-Account         2017   202,498,724    10.43 - 11.96  2,373,211,858
                                  2016   221,364,216     9.79 - 11.01  2,395,534,199
                                  2015   241,508,750     9.10 - 10.21  2,431,541,679
                                  2014   265,908,083    10.20 - 11.40  3,001,302,195

  BHFTI BlackRock Global          2018   353,756,093    11.28 - 12.61  4,296,443,283
     Tactical Strategies          2017   388,316,355    12.44 - 13.71  5,151,909,115
     Sub-Account                  2016   421,174,334    11.24 - 12.21  4,999,248,698
                                  2015   445,213,023    11.02 - 11.80  5,128,182,508
                                  2014   463,962,556    11.30 - 11.92  5,423,637,032

  BHFTI BlackRock High Yield      2018     8,357,441    16.49 - 32.01    223,555,426
     Sub-Account                  2017     8,401,774    17.21 - 33.25    232,649,098
                                  2016     8,860,074    16.19 - 31.14    231,879,405
                                  2015     9,031,674    14.40 - 27.56    210,920,401
                                  2014     9,596,910    15.21 - 28.99    238,215,887

  BHFTI Brighthouse Asset         2018    27,764,232    16.03 - 19.68    494,626,348
     Allocation 100 Sub-Account   2017    30,589,042    18.25 - 22.08    615,557,354
                                  2016    33,538,308    15.19 - 18.13    557,780,998
                                  2015    37,143,227    14.27 - 16.78    575,818,048
                                  2014    39,915,870    14.91 - 17.28    641,574,794

  BHFTI Brighthouse Balanced      2018   503,167,035    12.78 - 14.28  6,920,717,677
     Plus Sub-Account             2017   528,210,748    14.12 - 15.56  7,952,160,029
                                  2016   536,906,397    12.22 - 13.27  6,925,324,483
                                  2015   552,214,291    11.54 - 12.35  6,663,424,002
                                  2014   569,859,186    12.32 - 13.00  7,268,454,132

  BHFTI Brighthouse Small Cap     2018     7,365,900    23.25 - 30.57    192,491,868
     Value Sub-Account            2017     8,335,979    28.09 - 36.28    261,043,042
                                  2016     9,362,462    25.74 - 32.69    266,605,506
                                  2015    10,725,811    20.08 - 25.07    236,287,986
                                  2014    12,299,087    21.73 - 26.68    291,013,900



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth  2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Allocation Sub-Account       2017       1.24        0.90 - 2.35         18.54 - 20.26
                                  2016       1.30        0.90 - 2.35           6.43 - 7.98
                                  2015       1.31        1.10 - 2.35       (5.94) - (0.25)
                                  2014       1.03        1.10 - 2.35         (0.52) - 5.17

  BHFTI American Funds(R) Growth  2018       0.39        0.95 - 2.35       (2.82) - (0.54)
     Growth Sub-Account           2017       0.40        0.95 - 2.35         24.94 - 26.70
                                  2016       0.29        0.95 - 2.35           6.57 - 8.32
                                  2015       0.87        0.95 - 2.35           1.76 - 5.48
                                  2014       0.55        0.95 - 2.35           0.56 - 7.16

  BHFTI American Funds(R)         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Moderate Allocation          2017       1.76        0.90 - 2.35         10.35 - 11.96
     Sub-Account                  2016       1.91        0.90 - 2.35           2.00 - 6.05
                                  2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                  2014       1.46        1.00 - 2.35         (0.26) - 5.04

  BHFTI AQR Global Risk           2018       0.38        0.90 - 2.35       (8.54) - (7.19)
     Balanced Sub-Account         2017       1.71        0.90 - 2.35           7.26 - 8.82
                                  2016         --        0.90 - 2.35           2.44 - 7.98
                                  2015       5.51        0.90 - 2.35     (11.67) - (10.38)
                                  2014         --        0.90 - 2.35         (3.48) - 3.07

  BHFTI BlackRock Global          2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Tactical Strategies          2017       0.67        0.90 - 2.35         10.68 - 12.30
     Sub-Account                  2016       1.45        0.90 - 2.35           0.63 - 3.50
                                  2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                  2014       1.12        0.90 - 2.35         (0.16) - 4.97

  BHFTI BlackRock High Yield      2018       4.89        0.90 - 2.35       (5.14) - (3.75)
     Sub-Account                  2017       5.44        0.90 - 2.35           5.26 - 6.80
                                  2016       6.73        0.90 - 2.35          7.19 - 12.96
                                  2015       8.07        0.90 - 2.35       (6.28) - (4.91)
                                  2014       6.09        0.90 - 2.35         (1.88) - 2.37

  BHFTI Brighthouse Asset         2018       1.02        0.90 - 2.35     (12.17) - (10.88)
     Allocation 100 Sub-Account   2017       1.24        0.90 - 2.35         20.09 - 21.84
                                  2016       2.26        0.90 - 2.35           5.06 - 8.00
                                  2015       1.29        0.90 - 2.35       (4.28) - (1.06)
                                  2014       0.71        0.90 - 2.35           0.05 - 4.15

  BHFTI Brighthouse Balanced      2018       1.67        0.90 - 2.35       (9.53) - (8.20)
     Plus Sub-Account             2017       1.55        0.90 - 2.35         15.59 - 17.27
                                  2016       2.86        0.90 - 2.35           2.21 - 7.39
                                  2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                  2014       1.75        0.90 - 2.35           0.70 - 8.67

  BHFTI Brighthouse Small Cap     2018       1.05        0.89 - 2.35     (17.21) - (15.73)
     Value Sub-Account            2017       0.91        0.89 - 2.35          9.11 - 10.99
                                  2016       1.06        0.89 - 2.35         28.21 - 30.39
                                  2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                  2014       0.04        0.89 - 2.35         (0.65) - 1.06



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen          2018    35,052,942     9.05 - 10.98     352,166,192
     Emerging Markets Equity          2017    35,923,134    10.80 - 13.09     427,076,715
     Sub-Account                      2016    39,351,974     8.62 - 10.44     370,235,661
                                      2015    42,624,617      7.91 - 9.58     365,167,198
                                      2014    42,182,331     9.40 - 11.38     425,619,386

  BHFTI Brighthouse/Artisan           2018        30,041      9.53 - 9.85         292,278
     International Sub-Account        2017        28,148    10.88 - 11.16         310,982
     (Commenced 11/19/2014 and        2016        27,485      8.41 - 8.57         233,690
     began transactions in 2015)      2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton             2018     6,426,630    10.86 - 12.32      74,905,336
     Vance Floating Rate              2017     5,324,129    11.09 - 12.39      62,558,849
     Sub-Account                      2016     5,632,610    10.95 - 12.06      64,827,675
                                      2015     5,985,329    10.26 - 11.01      64,028,918
                                      2014     6,743,439    10.59 - 11.23      73,909,210

  BHFTI Brighthouse/Franklin          2018    14,147,915     9.23 - 10.24     137,799,742
     Low Duration Total Return        2017    15,198,406     9.34 - 10.29     149,708,177
     Sub-Account                      2016    14,680,889     9.44 - 10.25     144,974,836
                                      2015    16,246,958     9.37 - 10.03     157,983,094
                                      2014    17,421,682     9.65 - 10.18     173,124,917

  BHFTI Brighthouse/Templeton         2018     2,637,613    11.66 - 12.97      32,416,554
     International Bond               2017     3,032,605    11.78 - 12.96      37,465,324
     Sub-Account                      2016     3,153,303    11.87 - 13.07      39,493,620
                                      2015     3,361,116    12.07 - 13.08      42,349,271
                                      2014     3,537,497    12.87 - 13.66      47,183,875

  BHFTI                               2018       754,715    16.04 - 20.73      13,723,171
     Brighthouse/Wellington Large     2017       825,196    17.51 - 22.35      16,261,679
     Cap Research Sub-Account         2016       931,137    14.70 - 18.51      15,301,423
                                      2015     1,013,512    13.89 - 17.26      15,616,983
                                      2014     1,151,671    13.60 - 16.68      17,260,395

  BHFTI Clarion Global Real           2018    12,065,705    15.57 - 70.00     219,199,553
     Estate Sub-Account               2017    13,335,708    17.45 - 77.36     269,483,256
                                      2016    14,214,001    16.13 - 70.52     263,186,597
                                      2015    15,477,002    16.37 - 70.58     288,549,595
                                      2014    17,245,897    17.00 - 72.26     330,178,643

  BHFTI ClearBridge                   2018    23,583,660   13.06 - 220.81     367,812,591
     Aggressive Growth                2017    27,853,512   14.25 - 240.67     473,171,845
     Sub-Account                      2016    31,716,282   12.20 - 205.91     461,921,010
                                      2015    35,697,833   12.04 - 203.07     513,586,109
                                      2014    38,472,258   12.71 - 214.41     586,572,505

  BHFTI Fidelity Institutional Asset  2018    47,610,656    10.02 - 11.20     513,955,358
     Management(R) Government         2017    52,602,412    10.26 - 11.31     576,103,640
     Income Sub-Account               2016    59,975,014    10.24 - 11.12     648,755,946
                                      2015    60,149,269    10.35 - 11.07     651,039,693
                                      2014    62,286,953    10.55 - 11.13     680,446,278



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2018       2.60        0.90 - 2.35     (16.19) - (14.95)
     Emerging Markets Equity          2017       1.09        0.90 - 2.35         25.36 - 27.18
     Sub-Account                      2016       0.97        0.90 - 2.35        (0.57) - 10.50
                                      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                      2014       0.84        0.90 - 2.35       (8.69) - (4.92)

  BHFTI Brighthouse/Artisan           2018       1.31        0.90 - 1.60     (12.33) - (11.71)
     International Sub-Account        2017       1.14        0.90 - 1.60         29.26 - 30.16
     (Commenced 11/19/2014 and        2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     began transactions in 2015)      2015       0.60        0.90 - 1.60       (9.11) - (4.55)

  BHFTI Brighthouse/Eaton             2018       3.45        0.90 - 2.35       (2.03) - (0.59)
     Vance Floating Rate              2017       3.80        0.90 - 2.35           1.28 - 2.75
     Sub-Account                      2016       4.01        0.90 - 2.35           6.73 - 8.29
                                      2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                      2014       3.65        1.10 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin          2018       1.79        0.90 - 2.25       (1.81) - (0.47)
     Low Duration Total Return        2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Sub-Account                      2016       2.90        0.90 - 2.35           0.74 - 2.21
                                      2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                      2014       2.15        0.90 - 2.35         (1.29) - 0.15

  BHFTI Brighthouse/Templeton         2018         --        0.95 - 2.05         (1.06) - 0.04
     International Bond               2017         --        0.95 - 2.05       (1.89) - (0.80)
     Sub-Account                      2016         --        0.95 - 2.20       (1.32) - (0.08)
                                      2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                      2014       4.63        1.10 - 2.15       (2.28) - (0.17)

  BHFTI                               2018       0.88        0.90 - 2.30       (8.44) - (7.24)
     Brighthouse/Wellington Large     2017       0.95        0.90 - 2.30         19.17 - 20.75
     Cap Research Sub-Account         2016       2.26        0.90 - 2.30           5.83 - 7.22
                                      2015       0.78        0.90 - 2.30           2.08 - 3.48
                                      2014       0.80        0.90 - 2.30          1.80 - 12.40

  BHFTI Clarion Global Real           2018       5.96        0.90 - 2.35      (10.78) - (9.47)
     Estate Sub-Account               2017       3.44        0.90 - 2.35           8.18 - 9.76
                                      2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                      2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                      2014       1.03        0.90 - 2.35          1.03 - 12.25

  BHFTI ClearBridge                   2018       0.58        0.90 - 2.35       (9.23) - (7.90)
     Aggressive Growth                2017       0.72        0.90 - 2.35         15.67 - 17.35
     Sub-Account                      2016       0.40        0.90 - 2.35           0.30 - 1.76
                                      2015       0.23        0.90 - 2.35       (6.27) - (4.69)
                                      2014       0.11        0.90 - 2.35          1.60 - 17.83

  BHFTI Fidelity Institutional Asset  2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Management(R) Government         2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                      2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                      2014       2.60        0.90 - 2.35           0.96 - 6.59



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Harris Oakmark               2018    21,052,149    20.42 - 27.13     506,604,107
     International Sub-Account       2017    20,719,834    27.40 - 36.00     665,787,548
                                     2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252

  BHFTI Invesco Balanced-Risk        2018   765,263,861     1.07 - 11.82     895,562,846
     Allocation Sub-Account          2017   827,358,429     1.17 - 12.75   1,045,419,886
                                     2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445

  BHFTI Invesco Comstock             2018    29,425,080    15.96 - 26.72     594,306,823
     Sub-Account                     2017    32,917,318    18.60 - 30.71     772,000,432
                                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076

  BHFTI Invesco Small Cap            2018     9,018,510    27.06 - 35.66     277,369,783
     Growth Sub-Account              2017     9,589,654    30.46 - 39.44     328,908,162
                                     2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273

  BHFTI JPMorgan Core Bond           2018    28,609,283     9.85 - 11.23     313,000,009
     Sub-Account                     2017    30,860,383    10.01 - 11.38     342,738,205
                                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960

  BHFTI JPMorgan Global              2018   870,005,941     1.21 - 13.28   1,135,038,317
     Active Allocation Sub-Account   2017   828,047,798     1.33 - 14.44   1,175,046,012
                                     2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458

  BHFTI JPMorgan Small Cap           2018       940,191    18.49 - 21.68      18,754,326
     Value Sub-Account               2017     1,032,660    21.94 - 25.42      24,296,172
                                     2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500

  BHFTI Loomis Sayles Global         2018     7,006,931    17.81 - 21.27     138,105,130
     Markets Sub-Account             2017     7,449,959    19.27 - 22.83     157,610,283
                                     2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030

  BHFTI MetLife Multi-Index          2018   594,369,348     1.22 - 12.95     878,288,064
     Targeted Risk Sub-Account       2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341
                                     2014   281,516,918     1.19 - 12.18     421,513,955



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Harris Oakmark               2018       1.71        0.90 - 2.35     (25.75) - (24.66)
     International Sub-Account       2017       1.62        0.90 - 2.35         27.41 - 29.26
                                     2016       2.14        0.90 - 2.35           5.67 - 7.21
                                     2015       3.01        0.95 - 2.35       (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35         (7.98) - 0.25

  BHFTI Invesco Balanced-Risk        2018       1.17        0.90 - 2.35       (8.62) - (7.28)
     Allocation Sub-Account          2017       3.74        0.90 - 2.35           7.45 - 9.02
                                     2016       0.15        0.90 - 2.35          4.88 - 10.72
                                     2015       2.83        0.90 - 2.35       (6.43) - (0.67)
                                     2014         --        0.90 - 2.35           0.40 - 4.63

  BHFTI Invesco Comstock             2018       0.63        0.90 - 2.35     (14.21) - (12.95)
     Sub-Account                     2017       2.27        0.90 - 2.35         15.29 - 16.97
                                     2016       2.53        0.90 - 2.35         12.17 - 16.25
                                     2015       2.88        0.90 - 2.35       (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35           0.28 - 8.33

  BHFTI Invesco Small Cap            2018         --        0.89 - 2.35      (11.17) - (9.59)
     Growth Sub-Account              2017         --        0.89 - 2.35         22.43 - 24.50
                                     2016         --        0.89 - 2.35          8.71 - 10.73
                                     2015       0.01        0.89 - 2.35       (3.99) - (2.29)
                                     2014         --        0.89 - 2.35           1.89 - 7.22

  BHFTI JPMorgan Core Bond           2018       2.76        0.90 - 2.35       (2.31) - (0.88)
     Sub-Account                     2017       2.47        0.90 - 2.20           1.07 - 2.39
                                     2016       2.78        0.90 - 2.20           0.01 - 1.31
                                     2015       2.33        0.90 - 2.20       (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20           0.48 - 3.73

  BHFTI JPMorgan Global              2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Active Allocation Sub-Account   2017       2.52        0.90 - 2.35         13.96 - 15.61
                                     2016       2.12        0.90 - 2.35           0.12 - 1.98
                                     2015       2.71        0.90 - 2.35         (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35           0.35 - 6.02

  BHFTI JPMorgan Small Cap           2018       1.31        0.90 - 2.30     (15.73) - (14.68)
     Value Sub-Account               2017       1.32        0.90 - 2.30           1.27 - 2.39
                                     2016       1.84        0.90 - 2.30         27.88 - 29.34
                                     2015       1.35        0.90 - 2.30       (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30           2.28 - 3.89

  BHFTI Loomis Sayles Global         2018       1.84        0.95 - 2.35       (7.60) - (6.29)
     Markets Sub-Account             2017       1.39        0.90 - 2.35         20.12 - 21.87
                                     2016       1.67        0.90 - 2.35           1.78 - 3.84
                                     2015       1.59        0.95 - 2.35         (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35         (0.82) - 2.49

  BHFTI MetLife Multi-Index          2018       1.75        0.90 - 2.20       (9.22) - (8.02)
     Targeted Risk Sub-Account       2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI MFS(R) Research              2018    13,932,370    13.70 - 19.07     217,709,174
     International Sub-Account       2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758
                                     2014    18,585,662    14.00 - 18.24     287,913,009

  BHFTI Morgan Stanley Mid           2018     9,448,933     3.57 - 32.70     222,695,855
     Cap Growth Sub-Account          2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412
                                     2014    12,928,550     2.79 - 25.03     240,528,688

  BHFTI Oppenheimer Global           2018     1,691,467    24.46 - 33.22      49,942,988
     Equity Sub-Account              2017     1,939,475    28.83 - 38.59      66,931,947
                                     2016     2,333,207    21.57 - 28.48      59,761,246
                                     2015     2,520,098    22.02 - 28.67      65,266,488
                                     2014     2,866,078    21.68 - 27.83      72,350,999

  BHFTI PanAgora Global              2018   106,655,491     1.03 - 10.94     117,135,727
     Diversified Risk Sub-Account    2017   128,771,774     1.14 - 11.97     154,256,858
     (Commenced 4/28/2014)           2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770
                                     2014     9,788,108     1.03 - 10.44      10,161,644

  BHFTI PIMCO Inflation              2018    40,080,372    12.34 - 15.49     557,952,618
     Protected Bond Sub-Account      2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757
                                     2014    50,751,209    13.20 - 15.63     732,596,404

  BHFTI PIMCO Total Return           2018    76,540,109    12.67 - 20.69   1,331,823,874
     Sub-Account                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561
                                     2014   103,504,587    12.40 - 19.84   1,787,038,026

  BHFTI Schroders Global             2018   679,440,347     1.19 - 13.04     867,708,307
     Multi-Asset Sub-Account         2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602
                                     2014   400,460,215     1.20 - 12.36     493,380,979

  BHFTI SSGA Growth and              2018    70,665,371    14.09 - 17.08   1,115,176,743
     Income ETF Sub-Account          2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450
                                     2014   101,616,119    13.79 - 15.77   1,513,705,632

  BHFTI SSGA Growth ETF              2018    24,904,386    14.17 - 17.18     392,931,024
     Sub-Account                     2017    28,040,270    15.90 - 18.99     492,240,056
                                     2016    30,512,706    13.61 - 16.02     454,752,008
                                     2015    32,991,663    13.03 - 15.12     467,274,058
                                     2014    34,092,389    13.66 - 15.62     501,804,705



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MFS(R) Research              2018       1.98        0.89 - 2.35     (16.01) - (14.57)
     International Sub-Account       2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)

  BHFTI Morgan Stanley Mid           2018         --        0.89 - 2.30           7.63 - 9.43
     Cap Growth Sub-Account          2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39

  BHFTI Oppenheimer Global           2018       0.99        0.90 - 2.30     (15.13) - (13.93)
     Equity Sub-Account              2017       0.90        0.90 - 2.30         33.64 - 35.51
                                     2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23

  BHFTI PanAgora Global              2018         --        0.90 - 2.20       (9.61) - (8.42)
     Diversified Risk Sub-Account    2017         --        0.90 - 2.20         10.15 - 11.59
     (Commenced 4/28/2014)           2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2018       1.59        0.90 - 2.35       (4.69) - (3.29)
     Protected Bond Sub-Account      2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97

  BHFTI PIMCO Total Return           2018       1.36        0.89 - 2.35       (2.56) - (0.86)
     Sub-Account                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56

  BHFTI Schroders Global             2018       1.69        0.90 - 2.35     (11.54) - (10.24)
     Multi-Asset Sub-Account         2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
                                     2014       1.32        0.90 - 2.35           0.43 - 6.77

  BHFTI SSGA Growth and              2018       2.32        0.90 - 2.35       (8.70) - (7.36)
     Income ETF Sub-Account          2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                     2014       2.24        0.90 - 2.35         (0.03) - 4.86

  BHFTI SSGA Growth ETF              2018       2.03        0.90 - 2.35      (10.88) - (9.57)
     Sub-Account                     2017       2.10        0.90 - 2.35         16.87 - 18.57
                                     2016       2.14        0.90 - 2.35           4.40 - 5.92
                                     2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                     2014       1.88        0.90 - 2.35         (0.05) - 4.43



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI T. Rowe Price Large    2018     9,073,593   44.13 - 167.68     635,360,934
     Cap Value Sub-Account     2017    10,083,649   49.66 - 185.82     785,052,972
                               2016    11,082,070   43.41 - 159.87     747,778,790
                               2015    12,150,155   38.27 - 138.81     715,850,738
                               2014    13,521,347   40.58 - 144.85     838,816,422

  BHFTI T. Rowe Price Mid Cap  2018    19,662,128    18.99 - 23.33     425,595,931
     Growth Sub-Account        2017    22,282,585    19.87 - 23.52     500,453,764
                               2016    25,320,043    16.30 - 19.10     462,783,968
                               2015    27,786,712    15.70 - 18.22     485,654,167
                               2014    32,310,271    15.06 - 17.30     537,586,208

  BHFTI TCW Core Fixed Income  2018        30,719     9.86 - 10.12         305,946
     Sub-Account               2017        34,566    10.02 - 10.21         348,809
     (Commenced 5/1/2015)      2016        29,430     9.90 - 10.02         292,738
                               2015         7,421      9.84 - 9.87          73,169

  BHFTI Victory Sycamore Mid   2018     5,527,899     1.78 - 41.61     201,225,901
     Cap Value Sub-Account     2017     6,509,324     2.00 - 46.73     267,404,967
                               2016     7,068,224     1.84 - 43.07     268,931,465
                               2015     7,308,379     1.61 - 37.62     244,281,850
                               2014     6,927,870    17.85 - 41.71     258,407,609

  BHFTI Wells Capital          2018     5,031,010    19.83 - 24.53     111,542,477
     Management Mid Cap Value  2017     5,092,444    23.42 - 28.55     132,288,989
     Sub-Account               2016     5,715,456    21.64 - 26.00     136,116,482
                               2015     6,513,771    19.57 - 23.18     139,196,313
                               2014     7,477,599    22.05 - 25.19     178,512,669

  BHFTII Baillie Gifford       2018    18,628,820     4.72 - 16.05     196,377,713
     International Stock       2017    19,385,638     5.77 - 19.59     250,476,859
     Sub-Account               2016    22,804,816     4.33 - 14.68     221,819,744
                               2015    24,846,295     4.17 - 14.13     233,411,516
                               2014    27,573,117     4.31 - 14.37     269,502,431

  BHFTII BlackRock Bond        2018     1,262,721    45.72 - 79.37      74,443,334
     Income Sub-Account        2017     1,210,717    47.04 - 80.37      72,493,090
                               2016     1,269,349    46.30 - 77.89      74,475,330
                               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045

  BHFTII BlackRock Capital     2018    12,135,301     0.95 - 73.87      26,500,659
     Appreciation Sub-Account  2017       510,906    22.58 - 72.77      16,273,783
                               2016       584,767    17.21 - 54.82      14,098,982
                               2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428

  BHFTII BlackRock             2018    28,914,668     2.28 - 25.31     290,964,126
     Ultra-Short Term Bond     2017    28,762,874     2.27 - 25.15     293,895,134
     Sub-Account               2016    33,915,071     2.28 - 25.22     343,711,226
                               2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large    2018       1.84        0.89 - 2.35      (11.28) - (9.76)
     Cap Value Sub-Account     2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48
                               2014       1.18        0.89 - 2.35          1.20 - 12.56

  BHFTI T. Rowe Price Mid Cap  2018         --        1.15 - 2.35       (4.48) - (1.94)
     Growth Sub-Account        2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30
                               2014         --        1.30 - 2.35         10.16 - 11.32

  BHFTI TCW Core Fixed Income  2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     Sub-Account               2017       1.56        0.90 - 1.60           1.19 - 1.90
     (Commenced 5/1/2015)      2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2018       0.57        0.90 - 2.35     (12.25) - (10.96)
     Cap Value Sub-Account     2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)
                               2014       0.33        0.90 - 2.35           1.20 - 8.70

  BHFTI Wells Capital          2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Management Mid Cap Value  2017       1.06        0.90 - 2.35           8.22 - 9.80
     Sub-Account               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)
                               2014       0.54        1.10 - 2.35          2.29 - 11.77

  BHFTII Baillie Gifford       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     International Stock       2017       1.00        1.10 - 2.25         31.90 - 33.42
     Sub-Account               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)
                               2014       1.26        1.30 - 2.25       (5.49) - (1.36)

  BHFTII BlackRock Bond        2018       3.17        0.89 - 2.30         (2.79) - 0.93
     Income Sub-Account        2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30           0.85 - 6.14

  BHFTII BlackRock Capital     2018       0.09        0.89 - 2.30         (4.75) - 1.51
     Appreciation Sub-Account  2017       0.09        0.89 - 2.30         30.89 - 32.75
                               2016         --        0.89 - 2.30       (2.19) - (0.80)
                               2015         --        0.89 - 2.30           0.83 - 5.34
                               2014       0.06        0.89 - 2.30           0.94 - 7.93

  BHFTII BlackRock             2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Ultra-Short Term Bond     2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Sub-Account               2016         --        0.90 - 2.35       (2.21) - (0.75)
                               2015         --        0.90 - 2.35       (2.32) - (0.27)
                               2014         --        0.90 - 2.35       (2.32) - (0.13)



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse Asset        2018     7,342,533    13.11 - 15.66     104,881,125
     Allocation 20 Sub-Account    2017     6,959,208    13.76 - 16.22     103,669,768
                                  2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543

  BHFTII Brighthouse Asset        2018   202,906,702    13.57 - 16.83   3,095,758,853
     Allocation 40 Sub-Account    2017   233,277,672    14.53 - 17.77   3,782,892,946
                                  2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808

  BHFTII Brighthouse Asset        2018   329,067,375    14.86 - 21.42   5,413,952,175
     Allocation 60 Sub-Account    2017   369,390,513    16.19 - 23.09   6,576,710,655
                                  2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156

  BHFTII Brighthouse Asset        2018   289,237,581    15.24 - 22.79   4,888,889,937
     Allocation 80 Sub-Account    2017   320,858,282    16.97 - 25.11   5,997,031,325
                                  2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347

  BHFTII Brighthouse/Artisan      2018     6,972,807    19.02 - 58.50     154,625,972
     Mid Cap Value Sub-Account    2017     7,979,852    22.49 - 68.00     207,336,567
                                  2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523

  BHFTII                          2018     2,801,946    19.18 - 22.11      57,864,977
     Brighthouse/Dimensional      2017     2,741,436    24.71 - 28.09      72,337,511
     International Small Company  2016     2,814,983    19.38 - 21.73      57,869,934
     Sub-Account                  2015     3,198,853    18.74 - 20.72      63,108,799
                                  2014     3,070,324    18.13 - 19.77      58,174,088

  BHFTII                          2018    22,089,432     6.76 - 72.71     689,411,811
     Brighthouse/Wellington Core  2017    26,398,229     6.84 - 73.43     831,306,119
     Equity Opportunities         2016    29,665,645     5.82 - 62.22     787,903,717
     Sub-Account                  2015    26,356,637    17.28 - 58.48     527,700,755
                                  2014    30,718,018    17.28 - 57.62     609,015,113

  BHFTII Frontier Mid Cap         2018     2,592,967    20.42 - 86.47      59,173,615
     Growth Sub-Account           2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538

  BHFTII Jennison Growth          2018    16,632,803     6.11 - 31.20     453,769,065
     Sub-Account                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse Asset        2018       2.15        0.90 - 2.20       (4.74) - (3.49)
     Allocation 20 Sub-Account    2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02

  BHFTII Brighthouse Asset        2018       1.99        0.90 - 2.35       (6.63) - (5.26)
     Allocation 40 Sub-Account    2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47

  BHFTII Brighthouse Asset        2018       1.64        0.90 - 2.35       (8.32) - (6.97)
     Allocation 60 Sub-Account    2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93

  BHFTII Brighthouse Asset        2018       1.31        0.90 - 2.35      (10.26) - (8.94)
     Allocation 80 Sub-Account    2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53

  BHFTII Brighthouse/Artisan      2018       0.39        0.89 - 2.35     (15.44) - (11.05)
     Mid Cap Value Sub-Account    2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02

  BHFTII                          2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     Brighthouse/Dimensional      2017       1.97        0.90 - 2.30         27.49 - 29.28
     International Small Company  2016       1.92        0.90 - 2.30           3.42 - 4.88
     Sub-Account                  2015       1.67        0.90 - 2.30           0.83 - 4.81
                                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)

  BHFTII                          2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Brighthouse/Wellington Core  2017       1.46        0.89 - 2.35         16.17 - 18.02
     Equity Opportunities         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Sub-Account                  2015       1.65        0.89 - 2.35         (0.11) - 4.18
                                  2014       0.59        0.89 - 2.35           1.34 - 9.65

  BHFTII Frontier Mid Cap         2018         --        1.15 - 2.35       (8.10) - (3.60)
     Growth Sub-Account           2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28
                                  2014         --        1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018       0.12        0.90 - 2.35       (2.22) - (0.79)
     Sub-Account                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55
                                  2014       0.04        0.90 - 2.35         (0.16) - 7.81



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Loomis Sayles Small      2018       208,357    50.91 - 68.47      12,183,847
     Cap Core Sub-Account         2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471

  BHFTII Loomis Sayles Small      2018        12,889    21.94 - 24.39         299,873
     Cap Growth Sub-Account       2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433

  BHFTII MetLife Aggregate        2018    20,516,851     1.80 - 19.50     294,247,365
     Bond Index Sub-Account       2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999

  BHFTII MetLife Mid Cap          2018     4,807,176     3.28 - 35.71     136,815,747
     Stock Index Sub-Account      2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872

  BHFTII MetLife MSCI EAFE(R)     2018     8,638,406     1.53 - 16.86     104,406,755
     Index Sub-Account            2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288

  BHFTII MetLife Russell 2000(R)  2018     4,827,070     3.20 - 35.70     134,269,548
     Index Sub-Account            2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146

  BHFTII MetLife Stock Index      2018    21,350,722     8.76 - 98.47     561,844,816
     Sub-Account                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934
                                  2014    28,264,874     7.03 - 77.90     610,830,233

  BHFTII MFS(R) Total Return      2018       547,628    51.32 - 85.49      35,831,790
     Sub-Account                  2017       607,860    55.73 - 91.35      42,885,568
                                  2016       645,393    50.82 - 81.96      41,309,025
                                  2015       710,775    47.72 - 75.73      42,319,194
                                  2014       756,067    49.00 - 76.52      45,817,455

  BHFTII MFS(R) Value             2018     9,345,345    14.28 - 30.25     247,115,760
     Sub-Account                  2017    10,064,425    16.28 - 34.01     301,209,781
                                  2016    11,015,597    14.16 - 29.18     284,625,248
                                  2015    10,866,190    12.69 - 25.81     249,890,569
                                  2014    10,916,908    13.03 - 26.14     255,401,966



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Loomis Sayles Small      2018         --        1.10 - 2.30     (13.33) - (12.27)
     Cap Core Sub-Account         2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)
                                  2014         --        1.20 - 2.30           1.15 - 2.27

  BHFTII Loomis Sayles Small      2018         --        0.90 - 1.50       (1.22) - (0.62)
     Cap Growth Sub-Account       2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52
                                  2014         --        0.90 - 1.50         (0.57) - 0.03

  BHFTII MetLife Aggregate        2018       2.82        0.89 - 2.25       (2.72) - (1.06)
     Bond Index Sub-Account       2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)
                                  2014       2.62        0.89 - 2.35           0.54 - 4.87

  BHFTII MetLife Mid Cap          2018       1.05        0.89 - 2.35     (13.63) - (11.95)
     Stock Index Sub-Account      2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52

  BHFTII MetLife MSCI EAFE(R)     2018       2.81        0.89 - 2.25     (16.05) - (14.68)
     Index Sub-Account            2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                                  2014       2.43        0.89 - 2.25       (8.42) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018       0.88        0.89 - 2.35     (13.28) - (11.76)
     Index Sub-Account            2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                                  2014       0.96        0.89 - 2.35           2.30 - 4.11

  BHFTII MetLife Stock Index      2018       1.62        0.89 - 2.90       (7.43) - (2.52)
     Sub-Account                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                  2014       1.51        0.89 - 2.90          0.87 - 12.36

  BHFTII MFS(R) Total Return      2018       2.15        0.89 - 2.30       (7.92) - (6.41)
     Sub-Account                  2017       2.39        0.89 - 2.30          9.68 - 11.45
                                  2016       2.77        0.89 - 2.30           6.50 - 8.23
                                  2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                  2014       2.25        0.89 - 2.30           5.95 - 7.68

  BHFTII MFS(R) Value             2018       1.31        0.89 - 2.35     (12.34) - (10.85)
     Sub-Account                  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                  2016       2.08        0.89 - 2.35         11.45 - 13.38
                                  2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                  2014       1.57        0.89 - 2.35           1.99 - 9.83



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Neuberger Berman        2018     4,313,161    21.08 - 34.16     109,306,453
     Genesis Sub-Account         2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869
                                 2014     7,109,782    18.11 - 27.46     150,104,225

  BHFTII T. Rowe Price Large     2018    16,833,803    11.33 - 79.82     259,939,693
     Cap Growth Sub-Account      2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817
                                 2014    15,015,374     8.02 - 57.25     166,959,337

  BHFTII T. Rowe Price Small     2018       312,692    32.46 - 48.17      12,116,876
     Cap Growth Sub-Account      2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560
                                 2014       321,073    27.11 - 37.87       9,976,420

  BHFTII VanEck Global           2018     6,884,892      8.17 - 9.10      59,956,248
     Natural Resources           2017     7,083,667    11.74 - 12.93      88,061,334
     Sub-Account                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874
                                 2014     6,586,665    13.05 - 13.93      89,288,128

  BHFTII Western Asset           2018    29,089,667    24.90 - 37.54     937,917,920
     Management Strategic Bond   2017    31,331,458    26.57 - 39.37   1,066,892,358
     Opportunities Sub-Account   2016    32,852,094    25.20 - 36.70   1,050,068,498
     (Commenced 11/19/2014)      2015         6,545    27.92 - 31.04         195,310
                                 2014           398            32.02          12,743

  BHFTII Western Asset           2018    12,864,119    14.12 - 20.05     226,871,420
     Management U.S. Government  2017    13,730,177    14.36 - 20.09     244,111,008
     Sub-Account                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667
                                 2014    15,346,536    14.95 - 19.83     276,085,662

  BlackRock Global Allocation    2018       327,579    19.51 - 22.69       6,984,006
     V.I. Sub-Account            2017       128,262    22.44 - 24.78       2,999,343
     (Commenced 11/19/2014)      2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871
                                 2014           402            21.30           8,557

  DWS CROCI(R) International     2018     1,189,127      6.59 - 8.07       9,594,320
     VIP Sub-Account             2017     1,302,718      7.77 - 9.56      12,446,509
                                 2016     1,416,905      6.42 - 7.94      11,250,311
                                 2015     1,563,760      7.92 - 7.99      12,496,599
                                 2014     1,732,959      8.50 - 8.57      14,851,303

  Federated High Income Bond     2018           168            11.39           1,915
     Sub-Account                 2017           168            11.94           2,008
                                 2016         2,435            11.32          27,574
                                 2015         2,503            10.00          25,030
                                 2014         2,534            10.41          26,376



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Neuberger Berman        2018       0.12        0.89 - 2.35       (9.16) - (7.54)
     Genesis Sub-Account         2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                 2014       0.22        0.89 - 2.35         (2.62) - 0.40

  BHFTII T. Rowe Price Large     2018       0.21        0.89 - 2.35       (3.46) - (1.82)
     Cap Growth Sub-Account      2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80
                                 2014         --        0.89 - 2.35        (0.04) - 13.92

  BHFTII T. Rowe Price Small     2018       0.05        0.89 - 2.15       (8.78) - (7.38)
     Cap Growth Sub-Account      2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                 2014       0.01        0.89 - 2.15           2.47 - 5.96

  BHFTII VanEck Global           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Natural Resources           2017         --        1.10 - 2.15       (2.85) - (1.82)
     Sub-Account                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                 2014       0.27        1.10 - 2.15     (20.55) - (11.40)

  BHFTII Western Asset           2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Management Strategic Bond   2017       3.85        0.89 - 2.35           5.43 - 7.27
     Opportunities Sub-Account   2016       2.28        0.89 - 2.35           3.36 - 7.33
     (Commenced 11/19/2014)      2015       3.26        1.10 - 1.60       (3.56) - (2.23)
                                 2014         --               1.10                (0.65)

  BHFTII Western Asset           2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Management U.S. Government  2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Sub-Account                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                 2014       1.68        0.95 - 2.35           0.17 - 1.58

  BlackRock Global Allocation    2018       1.44        0.90 - 1.90       (9.05) - (7.53)
     V.I. Sub-Account            2017       1.29        0.90 - 1.60         11.91 - 12.69
     (Commenced 11/19/2014)      2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                 2014       2.13               1.10                (0.45)

  DWS CROCI(R) International     2018       1.06        0.89 - 1.40     (15.59) - (15.16)
     VIP Sub-Account             2017       7.00        0.89 - 1.40         20.27 - 20.89
                                 2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                 2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)

  Federated High Income Bond     2018       7.96               1.40                (4.64)
     Sub-Account                 2017      22.71               1.40                  5.46
                                 2016       6.17               1.40                 13.22
                                 2015       5.62               1.40                (3.93)
                                 2014       5.88               1.40                  1.26



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Federated Kaufman              2018         5,211            11.57          60,276
     Sub-Account                 2017         5,219            11.30          58,964
                                 2016         5,331             8.93          47,589
                                 2015         5,491             8.73          47,958
                                 2014         5,676             8.33          47,253

  Fidelity(R) VIP Asset Manager  2018     3,584,269    16.41 - 17.71      59,276,315
     Sub-Account                 2017     4,080,387    17.58 - 18.88      72,267,994
                                 2016     4,493,375    15.61 - 16.70      70,694,332
                                 2015     4,920,853    15.35 - 16.34      76,132,122
                                 2014     5,426,360    15.54 - 16.47      84,977,763

  Fidelity(R) VIP Contrafund     2018    18,483,447     7.22 - 84.79     516,822,732
     Sub-Account                 2017    20,143,633     7.85 - 91.54     625,750,850
                                 2016    21,259,478     6.55 - 75.90     573,685,439
                                 2015    21,653,047     6.17 - 71.00     581,923,231
                                 2014    20,382,633     6.24 - 71.28     631,948,733

  Fidelity(R) VIP Equity-Income  2018       188,322            20.74       3,905,060
     Sub-Account                 2017       216,963            22.93       4,975,328
                                 2016       230,181            20.60       4,741,279
                                 2015       280,187            17.70       4,959,137
                                 2014       303,711            18.69       5,676,328

  Fidelity(R) VIP FundsManager   2018   275,172,032    13.67 - 13.93   3,795,963,053
     50% Sub-Account             2017   316,884,820    14.72 - 14.98   4,703,906,420
                                 2016   339,562,460    13.13 - 13.34   4,491,693,357
                                 2015   340,402,591    12.86 - 13.05   4,406,702,675
                                 2014   268,426,412    13.11 - 13.28   3,538,458,593

  Fidelity(R) VIP FundsManager   2018   161,436,447    13.20 - 13.42   2,146,738,120
     60% Sub-Account             2017   191,801,626    14.40 - 14.62   2,781,261,557
                                 2016   250,989,708    12.56 - 12.74   3,173,600,531
                                 2015   299,646,067    12.24 - 12.39   3,688,709,449
                                 2014   319,425,019    12.44 - 12.58   3,994,437,491

  Fidelity(R) VIP Government     2018     2,554,414      6.74 - 7.62      17,486,552
     Money Market Sub-Account    2017     2,578,960     6.72 - 10.03      17,602,157
                                 2016     2,758,925     6.77 - 10.16      18,955,221
                                 2015     5,764,747     6.85 - 10.34      49,654,013
                                 2014     5,894,288     6.95 - 10.53      50,947,648

  Fidelity(R) VIP Growth         2018     5,216,221    30.39 - 32.69     160,226,256
     Sub-Account                 2017     5,678,425    30.88 - 33.04     177,086,628
                                 2016     6,179,280    23.17 - 24.67     144,530,563
                                 2015     6,842,558    23.31 - 24.69     160,925,919
                                 2014     7,538,876    22.06 - 23.24     167,673,930

  Fidelity(R) VIP Index 500      2018     1,773,192    31.52 - 33.96      55,902,972
     Sub-Account                 2017     1,974,819    33.45 - 35.88      66,077,861
                                 2016     2,222,100    27.86 - 29.74      61,915,726
                                 2015     2,464,560    25.24 - 26.83      62,224,177
                                 2014     2,778,454    25.25 - 26.71      70,165,982



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Federated Kaufman              2018         --               1.40                 2.39
     Sub-Account                 2017         --               1.40                26.55
                                 2016         --               1.40                 2.22
                                 2015         --               1.40                 4.90
                                 2014         --               1.40                 8.19

  Fidelity(R) VIP Asset Manager  2018       1.62        0.89 - 1.40      (6.67) - (6.19)
     Sub-Account                 2017       1.84        0.89 - 1.40        12.52 - 13.10
                                 2016       1.45        0.89 - 1.40          1.64 - 2.16
                                 2015       1.53        0.89 - 1.40      (1.25) - (0.75)
                                 2014       1.47        0.89 - 1.40          4.36 - 4.90

  Fidelity(R) VIP Contrafund     2018       0.60        0.89 - 2.25      (8.58) - (7.21)
     Sub-Account                 2017       0.91        0.89 - 2.25        19.06 - 20.80
                                 2016       0.74        0.89 - 2.25          5.15 - 7.05
                                 2015       0.94        0.89 - 2.25      (1.68) - (0.22)
                                 2014       0.89        0.89 - 2.25         9.33 - 10.95

  Fidelity(R) VIP Equity-Income  2018       2.21               1.40               (9.57)
     Sub-Account                 2017       1.70               1.40                11.33
                                 2016       2.16               1.40                16.38
                                 2015       3.11               1.40               (5.30)
                                 2014       2.75               1.40                 7.21

  Fidelity(R) VIP FundsManager   2018       1.34        1.90 - 2.05      (7.14) - (7.00)
     50% Sub-Account             2017       1.14        1.90 - 2.05        12.14 - 12.31
                                 2016       1.24        1.90 - 2.05          2.11 - 2.26
                                 2015       1.25        1.90 - 2.05      (1.89) - (1.75)
                                 2014       1.45        1.90 - 2.05          2.96 - 3.12

  Fidelity(R) VIP FundsManager   2018       1.16        1.90 - 2.05      (8.35) - (8.21)
     60% Sub-Account             2017       0.99        1.90 - 2.05        14.62 - 14.79
                                 2016       1.14        1.90 - 2.05          2.66 - 2.82
                                 2015       1.05        1.90 - 2.05      (1.63) - (1.48)
                                 2014       1.24        1.90 - 2.05          3.27 - 3.42

  Fidelity(R) VIP Government     2018       1.64        0.89 - 1.40          0.23 - 0.75
     Money Market Sub-Account    2017       0.67        0.89 - 2.05      (1.39) - (0.22)
                                 2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                                 2015       0.02        0.89 - 2.05      (2.02) - (0.86)
                                 2014       0.01        0.89 - 2.05      (2.02) - (0.88)

  Fidelity(R) VIP Growth         2018       0.24        0.89 - 1.40      (1.56) - (1.06)
     Sub-Account                 2017       0.22        0.89 - 1.40        33.26 - 33.94
                                 2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                                 2015       0.25        0.89 - 1.40          5.68 - 6.23
                                 2014       0.18        0.89 - 1.40         9.75 - 10.31

  Fidelity(R) VIP Index 500      2018       1.82        0.89 - 1.35      (5.78) - (5.34)
     Sub-Account                 2017       1.77        0.89 - 1.35        20.09 - 20.64
                                 2016       1.44        0.89 - 1.35        10.36 - 10.87
                                 2015       1.93        0.89 - 1.35        (0.02) - 0.44
                                 2014       1.59        0.89 - 1.35        12.05 - 12.56



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    ------------  ---------------  --------------
  Fidelity(R) VIP Mid Cap     2018     5,255,869    57.69 - 69.78     336,722,689
     Sub-Account              2017     5,822,703    68.99 - 82.66     444,177,834
                              2016     6,382,115    58.33 - 69.23     409,695,192
                              2015     6,898,177    53.12 - 62.44     401,284,587
                              2014     7,445,624    55.03 - 64.08     446,277,693

  Fidelity(R) VIP Overseas    2018       290,819    11.76 - 13.38       3,608,965
     Sub-Account              2017       307,530    13.96 - 15.91       4,543,644
                              2016       333,151    10.84 - 12.36       3,832,068
                              2015       376,022    11.55 - 13.19       4,615,792
                              2014       411,275    11.28 - 12.89       4,942,746

  FTVIPT Franklin Income VIP  2018     3,323,429    50.53 - 74.56     218,572,330
     Sub-Account              2017     3,717,519    54.01 - 78.66     259,462,703
                              2016     4,031,843    50.36 - 72.41     260,175,136
                              2015     4,415,184    45.17 - 64.11     253,302,116
                              2014     4,717,186    49.71 - 69.63     294,909,928

  FTVIPT Franklin Mutual      2018     3,418,001    27.65 - 34.13     105,943,384
     Shares VIP Sub-Account   2017     3,858,849    30.99 - 37.89     133,542,917
                              2016     4,164,982    29.15 - 35.30     134,905,092
                              2015     4,536,450    25.60 - 30.71     128,211,487
                              2014     5,080,687    27.45 - 32.61     153,109,223

  FTVIPT Franklin Small Cap   2018     6,690,072     1.59 - 36.86     104,045,294
     Value VIP Sub-Account    2017     7,335,249     1.85 - 42.86     131,376,313
                              2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556

  FTVIPT Templeton Foreign    2018     1,992,730    13.05 - 30.84      58,848,718
     VIP Sub-Account          2017     1,993,298    15.72 - 37.10      70,683,455
                              2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780

  FTVIPT Templeton Global     2018    10,293,632    17.46 - 20.70     196,643,947
     Bond VIP Sub-Account     2017    10,914,647    17.44 - 20.50     207,536,185
                              2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012

  Invesco V.I. American       2018           227             9.85           2,238
     Franchise Sub-Account    2017         1,440            10.37          14,923
                              2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107

  Invesco V.I. Core Equity    2018        16,354             6.73         110,127
     Sub-Account              2017        17,258             7.54         130,081
                              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity(R) VIP Mid Cap     2018       0.40        0.95 - 1.90     (16.39) - (15.58)
     Sub-Account              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03

  Fidelity(R) VIP Overseas    2018       1.54        1.15 - 1.40     (16.00) - (15.79)
     Sub-Account              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)

  FTVIPT Franklin Income VIP  2018       4.83        0.95 - 2.25       (6.45) - (5.21)
     Sub-Account              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63

  FTVIPT Franklin Mutual      2018       2.34        0.95 - 1.90      (10.79) - (9.93)
     Shares VIP Sub-Account   2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11

  FTVIPT Franklin Small Cap   2018       0.89        0.95 - 1.80     (14.44) - (13.70)
     Value VIP Sub-Account    2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)

  FTVIPT Templeton Foreign    2018       2.63        1.55 - 2.30     (17.38) - (16.75)
     VIP Sub-Account          2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)

  FTVIPT Templeton Global     2018         --        0.95 - 1.80           0.11 - 0.97
     Bond VIP Sub-Account     2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87

  Invesco V.I. American       2018         --               1.40                (4.97)
     Franchise Sub-Account    2017       0.08               1.40                 25.58
                              2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93

  Invesco V.I. Core Equity    2018       0.90               1.40               (10.66)
     Sub-Account              2017       0.96               1.40                 11.61
                              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Equity and         2018     23,855,831     6.99 - 25.17     560,935,776
     Income Sub-Account           2017     25,769,702     7.84 - 28.15     681,403,273
                                  2016     27,024,285     7.16 - 25.65     654,269,917
                                  2015     28,966,281     6.30 - 22.55     619,311,840
                                  2014     30,622,887     6.54 - 23.37     681,211,301

  Invesco V.I. Growth and         2018             83            11.31             944
     Income Sub-Account           2017             84            13.24           1,110
                                  2016             87            11.74           1,017
                                  2015            654             9.95           6,509
                                  2014            665            10.41           6,927

  Invesco V.I. International      2018      7,312,222     8.72 - 33.11     217,298,662
     Growth Sub-Account           2017      7,575,169    10.40 - 39.43     269,423,754
                                  2016      8,293,250     8.57 - 32.43     243,849,630
                                  2015      8,534,492     8.74 - 32.97     256,390,780
                                  2014      8,820,511     9.07 - 34.18     275,880,972

  Ivy VIP Asset Strategy          2018         16,591    14.87 - 16.73         269,339
     Sub-Account                  2017         19,310    15.98 - 17.89         332,996
     (Commenced 11/19/2014)       2016         15,823    13.72 - 15.29         233,181
                                  2015         20,900    14.31 - 15.87         317,700
                                  2014          2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable     2018     10,306,862    17.15 - 31.62     274,064,297
     Aggressive Growth            2017     10,637,575    19.13 - 34.83     321,469,898
     Sub-Account                  2016     10,932,298    16.82 - 30.24     293,536,621
                                  2015     11,091,987    16.99 - 30.16     300,878,534
                                  2014     11,333,726    17.67 - 30.99     316,448,933

  LMPVET ClearBridge Variable     2018      8,114,870    11.85 - 71.73     393,172,143
     Appreciation Sub-Account     2017      7,854,907    12.31 - 73.70     452,130,395
                                  2016      7,615,066    10.51 - 62.23     405,981,554
                                  2015      7,746,928    41.76 - 57.24     400,323,007
                                  2014      8,268,721    42.06 - 56.87     426,519,441

  LMPVET ClearBridge Variable     2018      7,795,080    15.72 - 26.97     193,406,499
     Dividend Strategy            2017      8,474,807    16.91 - 28.66     224,472,939
     Sub-Account                  2016      8,906,934    14.51 - 24.31     200,725,348
                                  2015      9,391,848    12.92 - 21.38     186,422,315
                                  2014      9,796,222    13.81 - 22.59     205,573,482

  LMPVET ClearBridge Variable     2018         69,686    29.52 - 33.77       2,215,534
     Large Cap Growth             2017        101,448    30.17 - 34.28       3,261,658
     Sub-Account                  2016        121,433    23.83 - 27.67       3,173,371
                                  2015        156,000    22.70 - 26.15       3,887,858
                                  2014        200,379    21.16 - 24.18       4,631,601

  LMPVET ClearBridge Variable     2018        232,863    22.61 - 26.72       5,902,416
     Large Cap Value Sub-Account  2017        248,434    25.39 - 29.77       7,016,572
                                  2016        342,723    22.62 - 26.31       8,591,571
                                  2015        333,277    20.49 - 23.64       7,518,321
                                  2014        369,225    21.58 - 24.70       8,744,177



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Equity and         2018       1.97        0.95 - 1.90     (11.44) - (10.59)
     Income Sub-Account           2017       1.45        0.95 - 1.90           8.70 - 9.74
                                  2016       1.64        0.95 - 1.90         10.31 - 13.75
                                  2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                                  2014       1.58        0.95 - 1.90           6.72 - 7.74

  Invesco V.I. Growth and         2018       2.08               1.40               (14.59)
     Income Sub-Account           2017       1.56               1.40                 12.73
                                  2016       0.58               1.40                 18.03
                                  2015       2.94               1.40                (4.41)
                                  2014         --               1.40                  8.75

  Invesco V.I. International      2018       1.81        0.95 - 1.80     (16.73) - (16.01)
     Growth Sub-Account           2017       1.24        0.95 - 1.80         20.54 - 21.57
                                  2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                                  2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                                  2014       1.38        0.95 - 1.75       (1.65) - (0.86)

  Ivy VIP Asset Strategy          2018       1.73        1.10 - 1.60       (6.95) - (6.48)
     Sub-Account                  2017       1.66        1.10 - 1.60         16.40 - 16.98
     (Commenced 11/19/2014)       2016       0.56        1.10 - 1.60       (4.11) - (3.63)
                                  2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                                  2014         --        1.10 - 1.35       (2.27) - (2.24)

  LMPVET ClearBridge Variable     2018       0.58        0.95 - 2.30      (10.44) - (9.22)
     Aggressive Growth            2017       0.49        0.95 - 2.30         13.65 - 15.19
     Sub-Account                  2016       0.65        0.95 - 2.30         (1.10) - 4.06
                                  2015       0.35        0.95 - 2.30       (3.97) - (2.66)
                                  2014       0.17        0.95 - 2.30         17.66 - 19.26

  LMPVET ClearBridge Variable     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
     Appreciation Sub-Account     2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64
                                  2014       1.17        0.95 - 2.30           8.47 - 9.94

  LMPVET ClearBridge Variable     2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Dividend Strategy            2017       1.35        0.95 - 2.30         16.47 - 17.89
     Sub-Account                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)
                                  2014       2.05        0.95 - 2.30         11.03 - 12.41

  LMPVET ClearBridge Variable     2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Large Cap Growth             2017       0.22        1.50 - 2.15         23.10 - 23.90
     Sub-Account                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16
                                  2014       0.48        1.50 - 2.30         11.40 - 12.29

  LMPVET ClearBridge Variable     2018       1.50        1.50 - 2.30     (10.96) - (10.24)
     Large Cap Value Sub-Account  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30          9.17 - 10.05



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVET ClearBridge Variable    2018     3,317,005    16.28 - 40.82     104,196,797
     Small Cap Growth            2017     3,504,028    16.06 - 39.84     113,694,790
     Sub-Account                 2016     3,770,232    13.20 - 32.37     102,811,126
                                 2015     3,817,761    21.51 - 30.88     101,595,917
                                 2014     4,105,606    23.02 - 32.61     115,942,801

  LMPVET QS Variable             2018     1,337,369    21.99 - 27.08      33,045,053
     Conservative Growth         2017     1,529,846    23.45 - 28.60      40,132,539
     Sub-Account                 2016     1,657,879    21.04 - 25.43      38,835,887
                                 2015     1,731,301    19.96 - 23.89      38,239,774
                                 2014     1,866,299    20.59 - 24.41      42,335,472

  LMPVET QS Variable Growth      2018     3,186,503    20.10 - 24.75      71,918,076
     Sub-Account                 2017     3,596,291    22.28 - 27.17      89,558,223
                                 2016     3,963,257    19.02 - 22.99      83,823,213
                                 2015     4,234,141    17.87 - 21.39      83,641,315
                                 2014     4,529,329    18.63 - 22.09      92,760,220

  LMPVET QS Variable Moderate    2018        25,741    20.04 - 21.88         547,294
     Growth Sub-Account          2017        34,884    21.80 - 23.70         803,869
                                 2016        45,938    19.03 - 20.61         921,078
                                 2015        67,619    17.96 - 19.37       1,277,408
                                 2014        98,417    18.64 - 20.02       1,923,838

  LMPVIT Western Asset           2018     3,297,946    16.59 - 27.55      80,253,026
     Variable Global High Yield  2017     3,326,625    17.63 - 28.95      87,572,384
     Bond Sub-Account            2016     3,567,957    16.56 - 26.90      87,930,944
                                 2015     4,003,585    18.50 - 23.49      86,641,483
                                 2014     4,320,147    20.11 - 25.19     100,641,688

  MFS(R) VIT Investors Trust     2018           273             9.69           2,648
     Sub-Account                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875
                                 2014         1,191             8.08           9,619

  MFS(R) VIT New Discovery       2018           493            16.13           7,947
     Sub-Account                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288
                                 2014         3,178            12.78          40,607

  MFS(R) VIT Research            2018         1,848            10.43          19,274
     Sub-Account                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211
                                 2014         3,115             8.53          26,571

  Morgan Stanley VIF Global      2018        37,631    11.59 - 12.72         462,118
     Infrastructure Sub-Account  2017        40,450    12.79 - 14.46         545,195
     (Commenced 11/19/2014)      2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685
                                 2014           664    12.49 - 12.95           8,465



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  LMPVET ClearBridge Variable    2018         --        0.95 - 2.30           1.07 - 2.45
     Small Cap Growth            2017         --        0.95 - 2.30         21.45 - 23.09
     Sub-Account                 2016         --        0.95 - 2.30           3.40 - 9.41
                                 2015         --        0.95 - 2.30       (6.55) - (5.28)
                                 2014         --        0.95 - 2.30           1.71 - 3.09

  LMPVET QS Variable             2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Conservative Growth         2017       2.35        0.95 - 1.90         11.42 - 12.48
     Sub-Account                 2016       2.42        0.95 - 1.90           5.41 - 6.42
                                 2015       1.95        0.95 - 1.90       (3.05) - (2.12)
                                 2014       2.46        0.95 - 1.90           2.93 - 3.92

  LMPVET QS Variable Growth      2018       2.54        0.95 - 1.90       (9.78) - (8.92)
     Sub-Account                 2017       1.79        0.95 - 1.90         17.10 - 18.21
                                 2016       1.45        0.95 - 1.90           6.46 - 7.47
                                 2015       1.33        0.95 - 1.90       (4.07) - (3.16)
                                 2014       1.77        0.95 - 1.90           2.72 - 3.70

  LMPVET QS Variable Moderate    2018       2.09        1.50 - 1.90       (8.05) - (7.68)
     Growth Sub-Account          2017       1.91        1.50 - 1.90         14.54 - 14.99
                                 2016       1.85        1.50 - 1.90           5.96 - 6.39
                                 2015       1.47        1.50 - 1.90       (3.64) - (3.25)
                                 2014       1.74        1.50 - 1.90           2.93 - 3.34

  LMPVIT Western Asset           2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Variable Global High Yield  2017       5.18        0.95 - 2.30           6.19 - 7.63
     Bond Sub-Account            2016       6.08        0.95 - 2.30          8.61 - 14.51
                                 2015       5.96        0.95 - 2.30       (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30       (3.40) - (2.09)

  MFS(R) VIT Investors Trust     2018       0.57               1.40                (6.81)
     Sub-Account                 2017       0.61               1.40                 21.64
                                 2016       0.86               1.40                  7.08
                                 2015       0.92               1.40                (1.18)
                                 2014       0.61               1.40                  9.46

  MFS(R) VIT New Discovery       2018         --               1.40                (2.85)
     Sub-Account                 2017         --               1.40                 24.90
                                 2016         --               1.40                  7.54
                                 2015         --               1.40                (3.25)
                                 2014         --               1.40                (8.55)

  MFS(R) VIT Research            2018       0.70               1.40                (5.71)
     Sub-Account                 2017       1.34               1.40                 21.66
                                 2016       0.78               1.40                  7.22
                                 2015       0.73               1.40                (0.60)
                                 2014       0.79               1.40                  8.67

  Morgan Stanley VIF Global      2018       2.79        1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Sub-Account  2017       2.19        0.90 - 1.60         10.76 - 11.54
     (Commenced 11/19/2014)      2016       2.10        0.90 - 1.60         13.14 - 13.94
                                 2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                                 2014         --        1.10 - 1.35           0.27 - 0.30



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Neuberger Berman Genesis    2018           181             28.18           5,089
     Sub-Account              2017           181             30.49           5,505
                              2016           246             26.63           6,564
                              2015           317             22.76           7,222
                              2014           393             22.93           9,013

  Oppenheimer VA Global       2018        24,090       9.35 - 9.59         228,840
     Multi-Alternatives       2017        25,489      9.83 - 10.03         253,664
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018           585              5.25           3,069
     Money Sub-Account        2017           613              5.25           3,219
                              2016           640              5.30           3,396
                              2015           668              5.38           3,592
                              2014           696              5.45           3,793

  Oppenheimer VA Main Street  2018     2,862,403     19.17 - 33.35      88,702,351
     Small Cap Sub-Account    2017     3,322,847     21.68 - 37.64     116,688,023
                              2016     3,684,082     19.26 - 33.36     115,192,944
                              2015     4,053,883     16.54 - 28.62     109,248,990
                              2014     4,346,502     17.83 - 30.77     126,466,514

  Oppenheimer VA Main Street  2018         1,395              9.32          12,998
     Sub-Account              2017        11,112             10.26         113,981
                              2016        11,492              8.90         102,246
                              2015        12,936              8.08         104,564
                              2014        13,372              7.93         106,085

  PIMCO VIT                   2018        61,287       6.04 - 6.17         375,089
     CommodityRealReturn(R)   2017        64,010       7.17 - 7.28         463,243
     Strategy Sub-Account     2016        64,637       7.15 - 7.22         464,850
     (Commenced 11/19/2014)   2015        39,333       6.34 - 6.37         250,085
                              2014         1,515       8.69 - 8.70          13,170

  PIMCO VIT Dynamic Bond      2018        53,631     10.08 - 10.29         546,932
     Sub-Account              2017        55,031     10.17 - 10.33         564,134
     (Commenced 11/19/2014)   2016        56,423       9.87 - 9.98         560,051
                              2015        29,245       9.61 - 9.66         281,863
                              2014           478              9.96           4,759

  PIMCO VIT Emerging Markets  2018        79,304     10.26 - 10.51         827,015
     Bond Sub-Account         2017        82,983     10.98 - 11.17         921,470
     (Commenced 11/19/2014)   2016        62,989     10.18 - 10.29         645,743
                              2015        44,282       9.16 - 9.21         406,796
                              2014         1,592              9.55          15,202

  Pioneer VCT Mid Cap Value   2018     1,148,743     38.76 - 49.20      50,850,983
     Sub-Account              2017     1,243,008     49.10 - 61.71      69,380,389
                              2016     1,342,318     44.36 - 55.19      67,321,539
                              2015     1,461,366     38.92 - 47.94      63,990,328
                              2014     1,581,277     42.37 - 51.68      74,902,996



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Neuberger Berman Genesis    2018       0.01               0.89                (7.57)
     Sub-Account              2017       0.08               0.89                 14.48
                              2016       0.06               0.89                 17.01
                              2015       0.05               0.89                (0.74)
                              2014       0.05               0.89                (1.19)

  Oppenheimer VA Global       2018       0.17        1.10 - 1.60       (4.85) - (4.37)
     Multi-Alternatives       2017       0.82        1.10 - 1.60       (1.68) - (1.35)
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018       1.34               1.40                (0.06)
     Money Sub-Account        2017       0.38               1.40                (1.00)
                              2016         --               1.40                (1.38)
                              2015         --               1.40                (1.38)
                              2014         --               1.40                (1.38)

  Oppenheimer VA Main Street  2018       0.06        0.95 - 1.80     (12.14) - (11.39)
     Small Cap Sub-Account    2017       0.65        0.95 - 1.80         11.88 - 12.84
                              2016       0.25        0.95 - 1.80         12.92 - 16.56
                              2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                              2014       0.63        0.95 - 1.75          9.72 - 10.60

  Oppenheimer VA Main Street  2018       1.18               1.40                (9.17)
     Sub-Account              2017       1.25               1.40                 15.29
                              2016       1.14               1.40                 10.07
                              2015       0.92               1.40                  1.89
                              2014       0.84               1.40                  9.16

  PIMCO VIT                   2018       1.82        1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)   2017      10.97        1.10 - 1.60           0.32 - 0.82
     Strategy Sub-Account     2016       0.90        1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)   2015       2.13        1.10 - 1.60     (27.09) - (26.72)
                              2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Dynamic Bond      2018       2.37        1.10 - 1.60       (0.88) - (0.38)
     Sub-Account              2017       1.41        1.10 - 1.60           3.04 - 3.55
     (Commenced 11/19/2014)   2016       1.42        1.10 - 1.60           2.77 - 3.28
                              2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                              2014       0.04               1.35                (0.10)

  PIMCO VIT Emerging Markets  2018       3.82        0.95 - 1.60       (6.53) - (5.92)
     Bond Sub-Account         2017       4.77        0.95 - 1.60           7.81 - 8.51
     (Commenced 11/19/2014)   2016       4.97        0.95 - 1.60         11.18 - 11.91
                              2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                              2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  Pioneer VCT Mid Cap Value   2018       0.46        0.95 - 1.95     (21.06) - (20.26)
     Sub-Account              2017       0.62        0.95 - 1.95         10.70 - 11.80
                              2016       0.47        0.95 - 1.95         10.51 - 15.13
                              2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                              2014       0.65        0.95 - 1.95         12.58 - 13.71



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Real Estate      2018         7,520    26.52 - 30.46         211,095
     Shares Sub-Account        2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879

  T. Rowe Price Government     2018        10,481            17.17         179,949
     Money Sub-Account         2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        52,254           143.75       7,511,742

  T. Rowe Price Growth Stock   2018        34,907           206.26       7,200,178
     Sub-Account               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742

  T. Rowe Price International  2018        26,491            16.83         445,745
     Stock Sub-Account         2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024

  TAP 1919 Variable Socially   2018         3,756    41.43 - 46.09         167,444
     Responsive Balanced       2017         3,165    42.63 - 47.23         146,640
     Sub-Account               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832
                               2014         6,406    37.02 - 40.53         253,840

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Pioneer VCT Real Estate      2018       2.45        1.20 - 1.95      (9.33) - (8.65)
     Shares Sub-Account        2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27
                               2014       2.29        1.20 - 1.95        28.04 - 29.00

  T. Rowe Price Government     2018       1.39               0.89                 0.58
     Money Sub-Account         2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)
                               2014         --               0.89                 7.86

  T. Rowe Price Growth Stock   2018       0.16               0.89               (1.91)
     Sub-Account               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87
                               2014         --               0.89                 7.86

  T. Rowe Price International  2018       1.39               0.89              (14.73)
     Stock Sub-Account         2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)
                               2014       1.13               0.89               (1.70)

  TAP 1919 Variable Socially   2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Responsive Balanced       2017       1.00        1.50 - 1.90        14.55 - 15.01
     Sub-Account               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)
                               2014       0.87        1.50 - 1.90          7.25 - 7.68

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. . (i) Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (20)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (20)


2.             Not Applicable.


3. (i)(a)      Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (18)


   (i)(b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (20)


   (i)(c) Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (21)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (19)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities LLC (effective March 6, 2017) (22)


   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (1)

4. (i) Draft Form of Individual Single Premium Deferred Variable Annuity Contract (10)


   (ii)        Form of Contract Schedule (10)


   (iii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) (22)


5.             Form of Variable Annuity Application (10)


6. (i)         Copy of Restated Articles of Incorporation of the Company(3)


   (ii)        Copy of the Bylaws of the Company (3)


   (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)


   (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (3)


   (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (3)


   (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (3)


   (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (3)


   (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (3)


   (ix) Copy of Certificate of Certificate of Incorporation of the Company and Certificate of Amendment (effective December 6,
               2016) (22)


   (x)         Copy of Amended and Restated Bylaws of the Company (22)


7  (i)         Reinsurance Agreement between MetLife Investors USA Insurance
               Company and Exeter Reassurance Company, Ltd. (effective April 1,
               2010) (MGGI) (13)


   (ii) (a) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective as of January 1, 2011) (12)


     (b) Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of April 29, 2011 (12)


     (c) Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of December 1, 2011 (13)


   (iii) (a)   Automatic Reinsurance Agreement between MetLife Investors USA
               Insurance Company and Exeter Reassurance Company, Ltd.
               (effective January 1, 2012) (13)


     (b) Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2012 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (14)


   (iv) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective 1/1/13) (15)


   (v)(a) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re. Ltd. (16)


     (b) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015)
                (17)


8. (i) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)
               (3)


   (ii)(a) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-

               License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective11-01-05) (9)


   (ii)(b) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (23)



   (ii)(c) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (2)



9.             Opinion of Counsel (10)


10. Consent of Independent Registered Public Accounting Firm (Filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.



(2) incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.
      333-101778/811-21262, filed on April 25, 2018.



(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-127553 and 811-03365) filed electronically on September 15, 2005.


(5)   [reserved]


(6)   [reserved]


(7)   [reserved]


(8)   [reserved]


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.


(10) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.


(11)  [reserved]


(12) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files Nos. 333-176374 and 811-03365) filed electronically on September 2, 2011.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 11, 2013.


(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 9, 2014.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on April 15, 2015.


(17) incorporated herein by reference to MetLife Investors USA Separate Account A's Registration .Statement to Post-Effective Amendment No. 2 on Form N-4 (File Nos. 333-200253/811-03365) filed electronically on April 15, 2016.

(18) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(20) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200232 and 811-03365) filed electronically on November 17, 2014.

(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 , File Nos. 333-101778/811-21262, filed on April 5, 2017.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960

Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)         The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 372,162 owners of qualified contracts and 155,296 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).

ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277






Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960

Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a services agreement, the amount paid by Brighthouse Securities, LLC on behalf of BLIC to Fidelity Investments Life Insurance for the provisions of certain administrative and recordkeeping services related to the Brighthouse Growth and Income Variable Annuity Contracts for the period ended December 31, 2018 was $10,035,586.


ITEM 32. UNDERTAKINGS


a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 10th day of April, 2019.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 10, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 10, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney